                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004

                                   Aston Funds
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(ASTON ASSET MANAGEMENT LOGO)

                             SEMI ANNUAL REPORT 2010

                                                                  APRIL 30, 2010

CLASS N, I & R SHARES

EQUITY
INTERNATIONAL
ALTERNATIVE
SECTOR
BALANCED
FIXED INCOME

ASTON FUNDS

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

     - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

     - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

     - Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

     - Companies that provide services for us to help market our products to you; and

     -    Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The Aston Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

                       This page intentionally left blank.

Aston Funds

LARGE CAP FUNDS
   Montag & Caldwell Growth Fund
   Veredus Select Growth Fund
   Optimum Large Cap Opportunity Fund
   TAMRO Diversified Equity Fund
   M.D. Sass Enhanced Equity Fund
   Herndon Large Cap Value Fund
   Value Fund

EQUITY INCOME FUND
   River Road Dividend All Cap Value Fund

MID CAP FUNDS
   Montag & Caldwell Mid Cap Growth Fund
   Optimum Mid Cap Fund
   Cardinal Mid Cap Value Fund

SMALL CAP FUNDS
   Veredus Aggressive Growth Fund
   Fasciano Small Cap Fund
   TAMRO Small Cap Fund
   River Road Select Value Fund (formerly known as River Road Small-Mid Cap
   Fund)
   River Road Small Cap Value Fund

INTERNATIONAL FUNDS
   Neptune International Fund
   Barings International Fund

ALTERNATIVE FUNDS
   Dynamic Allocation Fund
   New Century Absolute Return ETF Fund
   Lake Partners LASSO Alternatives Fund

SECTOR FUND
   Fortis Real Estate Fund

BALANCED FUND
   Montag & Caldwell Balanced Fund

FIXED INCOME FUND
   TCH Fixed Income Fund

TABLE OF CONTENTS

Performance Summary ......................................................     2
Schedules of Investments .................................................     4
Statements of Assets and Liabilities .....................................    46
Statements of Operations .................................................    52
Statements of Changes in Net Assets ......................................    58
Financial Highlights .....................................................    68
Notes to Financial Statements ............................................   109
Additional Information ...................................................   125

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF
                               PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2010

                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                            -------------------------------------------------------------------------------------
                                                     SIX MONTH                                       TOTAL      NET
                                                       TOTAL      ONE    FIVE     TEN     SINCE     EXPENSE   EXPENSE   INCEPTION
                                            CLASS   RETURN (a)    YEAR   YEAR    YEAR   INCEPTION    RATIO     RATIO      DATE
                                            -----   ----------   -----   ----   -----   ---------   -------   -------   ---------
EQUITY FUNDS
   Montag & Caldwell Growth Fund            N         11.11%     29.18%  5.08%  -0.24%    8.61%       1.12%    1.12%     11/02/94
                                            I         11.21      29.48   5.35    0.03     6.50        0.87     0.87      06/28/96
                                            R         10.91      28.88   4.83     N/A     5.58        1.37     1.37      12/31/02
   Veredus Select Growth Fund (1)           N         29.12      45.30   5.20     N/A     3.92        1.39     1.32      12/31/01
                                            I         29.10      45.64    N/A     N/A     4.16        1.14     1.07      09/11/06
   Optimum Large Cap Opportunity Fund (1)   N          9.96      28.88    N/A     N/A     4.11        3.19     1.23      12/28/06
   TAMRO Diversified Equity Fund (1)        N         15.97      34.68   3.57     N/A     4.05        2.18     1.21      11/30/00
   M.D. Sass Enhanced Equity Fund (1)       N          8.44      26.47    N/A     N/A     1.36        2.12     1.41      01/15/08
                                            I           N/A        N/A    N/A     N/A     2.51(c)     1.87     1.16      03/03/10
   Herndon Large Cap Value Fund (2)         N           N/A        N/A    N/A     N/A     0.70(c)    14.93     1.30      03/31/10
      Value Fund (b)                        N         12.03      32.20   2.90    2.39     6.96        1.21     1.21      01/04/93
                                            I         12.16      32.52    N/A     N/A     2.07        0.96     0.96      09/20/05
   River Road Dividend All Cap
      Value Fund                            N         17.56      36.07    N/A     N/A     4.46        1.22     1.22      06/28/05
                                            I         17.73      36.28    N/A     N/A    -4.07        0.97     0.97      06/28/07
   Montag & Caldwell Mid Cap Growth
      Fund (1)                              N         20.01      39.64    N/A     N/A    -7.66        5.03     1.41      11/02/07
   Optimum Mid Cap Fund                     N         27.92      67.00   9.48   10.25    12.72        1.21     1.21      09/19/94
                                            I         28.05      67.34   9.75     N/A     8.21        0.96     0.96      07/06/04
   Cardinal Mid Cap Value Fund (1)          N         16.90      34.10    N/A     N/A    -6.39        11.2     1.42      11/02/07
   Veredus Aggressive Growth Fund (1)       N         39.13      61.45   2.83   -0.79     7.86        1.83     1.50      06/30/98
                                            I         39.35      61.93   3.13     N/A     0.83        1.58     1.25      10/05/01
   Fasciano Small Cap Fund (1)              N           N/A        N/A    N/A     N/A     8.90(c)    15.17     1.40      12/23/09
   TAMRO Small Cap                          N         28.34      42.84   8.05     N/A    10.55        1.38     1.38      11/30/00
                                            I         28.51      43.15   8.35     N/A     6.38        1.13     1.13      01/04/05
   River Road Select Value Fund             N         18.55      31.70    N/A     N/A    -2.81        1.51     1.51      03/29/07
                                            I         18.87      32.21    N/A     N/A    -4.49        1.26     1.26      06/28/07
   River Road Small Cap Value Fund          N         18.40      34.45    N/A     N/A     5.22        1.42     1.42      06/28/05
                                            I         18.50      34.83    N/A     N/A     2.46        1.17     1.17      12/13/06
INTERNATIONAL FUNDS
   Neptune International Fund (1)           N          8.57      36.24    N/A     N/A   -17.66        2.67     1.30      06/17/08
                                            I          8.79      36.51    N/A     N/A    -8.33        2.42     1.05      08/06/07
   Barings International Fund (d)           N           N/A        N/A    N/A     N/A     2.78(c)     2.28     1.52      03/03/10
                                            I          3.56      29.45    N/A     N/A   -14.89        2.03     1.27      11/02/07
ALTERNATIVE FUNDS
   Dynamic Allocation Fund (1)              N          8.15      21.70    N/A     N/A     0.62        1.99     1.60      01/10/08
   New Century Absolute Return ETF
      Fund (1)                              N         12.24      28.26    N/A     N/A     0.33        2.64     1.91      03/04/08
   Lake Partners LASSO Alternatives
      Fund (1)                              N           N/A        N/A    N/A     N/A     2.79(c)    19.94     2.98      03/03/10
                                            I          7.10      17.66    N/A     N/A    17.87       19.69     2.73      04/01/09

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED) - CONTINUED                 AS OF APRIL 30, 2010

                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                            -------------------------------------------------------------------------------------
                                                     SIX MONTH                                       TOTAL      NET
                                                       TOTAL      ONE    FIVE    TEN      SINCE     EXPENSE   EXPENSE   INCEPTION
                                            CLASS   RETURN (a)    YEAR   YEAR    YEAR   INCEPTION    RATIO     RATIO       DATE
                                            -----   ----------   -----   ----   -----   ---------   -------   -------   ---------
SECTOR FUND
   Fortis Real Estate Fund (1)              N         34.08%     67.81%  2.41%  10.11%    7.45%       1.95%    1.38%     12/30/97
                                            I         34.20      68.18    N/A     N/A     0.11        1.70     1.13      09/20/05
BALANCED FUND
   Montag & Caldwell Balanced Fund (1)      N          7.88      20.49   5.07    1.86     7.64        1.83     1.36      11/02/94
                                            I          7.90      20.56   5.28    2.08     2.82        1.58     1.11      12/31/98
FIXED INCOME FUND
   TCH Fixed Income Fund (1)                N          4.77      19.22   5.98    6.11     5.92        1.11     0.76      12/13/93
                                            I          4.77      19.22   6.19     N/A     6.25        0.86     0.51      07/31/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES.

(1) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE MANAGEMENT FEES AND/OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2011.

(2) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE MANAGEMENT FEES AND/OR REIMBURSE EXPENSES THROUGH APRIL 1, 2011.

(a)  Not annualized.

(b) The Adviser voluntarily waived management fees and/or reimbursed expenses for the Value Fund at 1.07% and 0.82% for the class N and I shares, respectively. Voluntary waivers can end at any time.

(c)  Returns are cumulative since inception and are not annualized.

(d) The Adviser voluntarily waived management fees and/or reimbursed expenses for the Barings International Fund class I shares at 1.15%. Voluntary fee waivers can end at anytime.

MID AND SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID. BOND AND BALANCED FUNDS HAVE THE SAME INTEREST RATE, HIGH YIELD, AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS IN THE PORTFOLIO, ALL OF WHICH COULD REDUCE A FUND'S VALUE. EXCHANGE-TRADED FUNDS (ETFS) ARE SECURITIES OF OTHER INVESTMENT COMPANIES. AN ETF SEEKS TO TRACK THE PERFORMANCE OF AN INDEX BY HOLDING ALL OR A SAMPLING, OF THE SECURITIES OF THAT INDEX. ETF FUNDS INVEST IN MANY DIFFERENT AREAS OF THE MARKET, EACH OF WHICH MAY INVOLVE ITS OWN ELEMENT OF RISK. BY SELLING COVERED CALL OPTIONS, A FUND LIMITS ITS OPPORTUNITY TO PROFIT FROM AN INCREASE IN THE PRICE OF THE UNDERLYING STOCK ABOVE THE EXERCISE PRICE, BUT CONTINUES TO BEAR THE RISK OF A DECLINE IN THE STOCK. SECTOR FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CONCENTRATION IN A SPECIFIC INDUSTRY SECTOR. INTERNATIONAL INVESTING MAY INCLUDE THE RISK OF SOCIAL AND POLITICAL INSTABILITY, MARKET ILLIQUIDITY AND CURRENCY VOLATILITY. HEDGED MUTUAL FUNDS USE DERIVATIVE INSTRUMENTS, SHORT SELLING, LEVERAGING AND INVESTING IN COMMODITIES, COMMODITY-LINKED AND NON-U.S. COMPANIES THAT INVOLVE SIGNIFICANT RISKS AND LOSSES MAY OCCUR. REAL ESTATE FUNDS ARE NON-DIVERSIFIED AND MAY BE MORE SUSCEPTIBLE TO RISK THAN FUNDS THAT INVEST MORE BROADLY AND MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CHANGES IN PROPERTY VALUES OF THE UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    26%
CONSUMER STAPLES                          21%
HEALTH CARE                               16%
CONSUMER DISCRETIONARY                    13%
INDUSTRIALS                                9%
ENERGY                                     9%
FINANCIALS                                 5%
CASH & NET OTHER ASSETS AND LIABILITIES    1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.90%
                  CONSUMER DISCRETIONARY - 12.51%
      1,761,549   McDonald's .................................   $   124,347,744
      1,025,013   NIKE, Class B ..............................        77,808,737
      2,211,892   TJX ........................................       102,499,075
      2,215,921   Walt Disney ................................        81,634,530
                                                                 ---------------
                                                                     386,290,086
                                                                 ---------------
                  CONSUMER STAPLES - 21.34%
      2,010,000   Coca-Cola ..................................       107,434,500
      1,078,014   Colgate-Palmolive ..........................        90,660,977
      1,680,000   Costco Wholesale ...........................        99,254,400
      1,000,700   Kellogg ....................................        54,978,458
      2,001,192   PepsiCo ....................................       130,517,742
      1,000,000   Procter & Gamble ...........................        62,160,000
      2,125,508   Wal-Mart Stores ............................       114,033,504
                                                                 ---------------
                                                                     659,039,581
                                                                 ---------------
                  ENERGY - 9.12%
      1,770,000   Cameron International * ....................        69,844,200
        853,000   Occidental Petroleum .......................        75,626,980
      1,910,000   Schlumberger ...............................       136,412,200
                                                                 ---------------
                                                                     281,883,380
                                                                 ---------------
                  FINANCIALS - 5.12%
      4,230,790   Charles Schwab .............................        81,611,939
      1,800,000   JPMorgan Chase .............................        76,644,000
                                                                 ---------------
                                                                     158,255,939
                                                                 ---------------
                  HEALTH CARE - 15.52%
      2,550,000   Abbott Laboratories ........................       130,458,000
      1,682,100   Allergan ...................................       107,132,949
      1,524,000   Gilead Sciences * ..........................        60,457,080
      3,184,117   Merck ......................................       111,571,460
      1,212,440   Stryker ....................................        69,642,554
                                                                 ---------------
                                                                     479,262,043
                                                                 ---------------
                  INDUSTRIALS - 9.44%
      1,292,800   3M .........................................       114,632,576
      1,084,479   Emerson Electric ...........................        56,642,338

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS (CONTINUED)
      1,335,464   Fluor ......................................   $    70,565,918
        719,200   United Parcel Service, Class B .............        49,725,488
                                                                 ---------------
                                                                     291,566,320
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 25.85%
        492,102   Apple * ....................................       128,497,674
        260,000   Google, Class A * ..........................       136,614,400
      2,349,416   Hewlett-Packard ............................       122,099,149
      1,851,905   Juniper Networks * .........................        52,612,621
      3,079,424   QUALCOMM ...................................       119,296,886
      1,799,336   Research In Motion * .......................       128,094,730
      1,231,417   Visa, Class A ..............................       111,110,756
                                                                 ---------------
                                                                     798,326,216
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $2,568,579,803) ...................     3,054,623,565
                                                                 ---------------
INVESTMENT COMPANY - 1.15%
     35,427,387   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        35,427,387
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $35,427,387) ......................        35,427,387
                                                                 ---------------
TOTAL INVESTMENTS - 100.05%
   (Cost $2,604,007,190)** ...................................     3,090,050,952
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.05)% ...................        (1,490,161)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 3,088,560,791
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..................................   $ 501,582,061
Gross unrealized depreciation ..................................    (15,538,299)
                                                                   -------------
Net unrealized appreciation ....................................   $ 486,043,762
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    37%
CONSUMER DISCRETIONARY                    32%
FINANCIALS                                12%
INDUSTRIALS                               11%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
ENERGY                                     3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.08%
                  CONSUMER DISCRETIONARY - 32.06%
        110,425   American Eagle Outfitters ..................   $     1,856,244
         67,800   BorgWarner * ...............................         2,938,452
         52,100   Carnival ...................................         2,172,570
        257,275   Ford Motor * ...............................         3,349,720
        250,200   Interpublic Group of Companies (The) * .....         2,229,282
         83,100   Johnson Controls ...........................         2,791,329
        216,450   Las Vegas Sands * ..........................         5,380,947
        101,400   Limited Brands .............................         2,717,520
        214,375   MGM MIRAGE * ...............................         3,406,419
        142,625   News .......................................         2,199,278
         82,200   Urban Outfitters * .........................         3,083,322
         20,325   Wynn Resorts ...............................         1,793,478
                                                                 ---------------
                                                                      33,918,561
                                                                 ---------------
                  ENERGY - 3.22%
        164,025   Valero Energy ..............................         3,410,080
                                                                 ---------------
                  FINANCIALS - 11.63%
        157,500   Fifth Third Bancorp ........................         2,348,325
        424,075   KeyCorp ....................................         3,825,156
         42,300   Prudential Financial .......................         2,688,588
        388,625   Regions Financial ..........................         3,435,445
                                                                 ---------------
                                                                      12,297,514
                                                                 ---------------
                  INDUSTRIALS - 10.89%
        118,325   Continental Airlines, Class B * ............         2,644,564
        164,375   Delta Air Lines * ..........................         1,985,650
         47,475   FedEx ......................................         4,273,225
        198,500   Southwest Airlines .........................         2,616,230
                                                                 ---------------
                                                                      11,519,669
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 37.28%
         40,700   Akamai Technologies * ......................         1,580,381
         62,850   Broadcom, Class A ..........................         2,167,696
       119,900    Cisco Systems * ............................         3,227,708

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY (CONTINUED)
        166,050   Corning ....................................   $     3,196,462
        117,850   EMC * ......................................         2,240,328
         58,500   Hewlett-Packard ............................         3,040,245
        186,425   Intel ......................................         4,256,083
         91,075   Lam Research * .............................         3,693,091
        213,675   Logitech International SA * ................         3,499,996
        148,850   Marvell Technology Group * .................         3,073,753
        209,550   Micron Technology * ........................         1,959,293
        210,200   National Semiconductor .....................         3,106,756
         41,525   SanDisk * ..................................         1,656,432
         66,750   Western Digital * ..........................         2,742,758
                                                                 ---------------
                                                                      39,440,982
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $83,466,991) ......................       100,586,806
                                                                 ---------------
INVESTMENT COMPANY - 5.09%
      5,386,008   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         5,386,008
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $5,386,008) .......................         5,386,008
                                                                 ---------------
TOTAL INVESTMENTS - 100.17%
   (Cost $88,852,999)** ......................................       105,972,814
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.17)% ...................          (179,375)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   105,793,439
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................................   $17,890,799
Gross unrealized depreciation ....................................      (770,984)
                                                                     -----------
Net unrealized appreciation ......................................   $17,119,815
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                                APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    21%
CONSUMER DISCRETIONARY                    16%
INDUSTRIALS                               12%
HEALTH CARE                               12%
ENERGY                                    11%
FINANCIALS                                10%
MATERIALS                                  6%
CONSUMER STAPLES                           6%
TELECOMMUNICATION SERVICES                 3%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.32%
                  CONSUMER DISCRETIONARY - 15.59%
          2,575   Apollo Group, Class A * ....................   $       147,831
          2,100   NIKE, Class B ..............................           159,411
          2,950   Target .....................................           167,767
          1,950   VF .........................................           168,519
          3,975   Yum! Brands ................................           168,620
                                                                 ---------------
                                                                         812,148
                                                                 ---------------
                  CONSUMER STAPLES - 5.94%
          3,000   Wal-Mart Stores ............................           160,950
          4,225   Walgreen ...................................           148,509
                                                                 ---------------
                                                                         309,459
                                                                 ---------------
                  ENERGY - 11.57%
          2,075   Chevron ....................................           168,988
          1,750   Diamond Offshore Drilling ..................           138,425
          3,750   National-Oilwell Varco .....................           165,113
          1,800   Transocean * ...............................           130,410
                                                                 ---------------
                                                                         602,936
                                                                 ---------------
                  FINANCIALS - 9.93%
          3,775   American Express ...........................           174,103
         11,300   Fifth Third Bancorp ........................           168,483
          1,500   IntercontinentalExchange * .................           174,945
                                                                 ---------------
                                                                         517,531
                                                                 ---------------
                  HEALTH CARE - 11.86%
          2,500   DaVita * ...................................           156,075
          4,000   Gilead Sciences * ..........................           158,680
          3,825   St. Jude Medical * .........................           156,137
          2,500   Teva Pharmaceutical Industries,
                     SP ADR (Israel) .........................           146,825
                                                                 ---------------
                                                                         617,717
                                                                 ---------------
                  INDUSTRIALS - 12.33%
          2,200   Bucyrus International ......................           138,622
          2,625   Deere ......................................           157,028

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS (CONTINUED)
          3,350   Fluor ......................................   $       177,014
          3,525   Jacobs Engineering Group * .................           169,976
                                                                 ---------------
                                                                         642,640
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 20.99%
            675   Apple * ....................................           176,256
          6,125   Cisco Systems * ............................           164,885
            290   Google, Class A * ..........................           152,378
          1,000   International Business Machines ............           129,000
          5,500   Juniper Networks * .........................           156,255
            625   MasterCard, Class A ........................           155,025
          6,175   Oracle .....................................           159,562
                                                                 ---------------
                                                                       1,093,361
                                                                 ---------------
                  MATERIALS - 6.05%
          2,100   BHP Billiton, SP ADR (Australia) ...........           152,859
          2,150   Freeport-McMoRan Copper & Gold .............           162,390
                                                                 ---------------
                                                                         315,249
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 3.06%
          3,100   America Movil, Series L, ADR
                     (Mexico) ................................           159,584
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $4,609,782) .......................         5,070,625
                                                                 ---------------
INVESTMENT COMPANY - 2.74%
        142,994   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           142,994
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $142,994) .........................           142,994
                                                                 ---------------
TOTAL INVESTMENTS - 100.06%
   (Cost $4,752,776)** .......................................         5,213,619
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.06)% ...................            (3,330)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     5,210,289
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......................................   $ 584,309
Gross unrealized depreciation ......................................    (123,466)
                                                                       ---------
Net unrealized appreciation ........................................   $ 460,843
                                                                       =========

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                     APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    22%
INFORMATION TECHNOLOGY                    21%
FINANCIALS                                16%
INDUSTRIALS                               12%
HEALTH CARE                               11%
ENERGY                                     8%
CONSUMER STAPLES                           4%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
UTILITIES                                  2%
MATERIALS                                  1%
PURCHASED OPTIONS                          1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.62%
                  CONSUMER DISCRETIONARY - 22.24%
          8,728   BorgWarner * ...............................   $       378,272
         16,082   CarMax * ...................................           395,135
          5,463   Dollar Tree * ..............................           331,713
         15,407   Gannett ....................................           262,227
          7,307   Grand Canyon Education * ...................           176,683
          9,502   Home Depot .................................           334,946
          8,790   Johnson Controls ...........................           295,256
         13,690   Lennar, Class A ............................           272,431
          4,009   Mohawk Industries * ........................           255,534
          6,496   Morningstar * ..............................           305,377
         11,556   Texas Roadhouse * ..........................           170,798
            612   Washington Post, Class B ...................           310,382
                                                                 ---------------
                                                                       3,488,754
                                                                 ---------------
                  CONSUMER STAPLES - 3.67%
         10,233   Kraft Foods, Class A .......................           302,897
          5,546   Philip Morris International ................           272,198
                                                                 ---------------
                                                                         575,095
                                                                 ---------------
                  ENERGY - 8.57%
          3,530   CONSOL Energy ..............................           157,720
          4,328   Exxon Mobil ................................           293,655
          6,623   National-Oilwell Varco .....................           291,611
          2,840   Occidental Petroleum .......................           251,794
          7,327   Range Resources ............................           349,938
                                                                 ---------------
                                                                       1,344,718
                                                                 ---------------
                  FINANCIALS - 15.81%
         21,369   Bank of America ............................           381,009
         10,482   BB&T .......................................           348,422
          2,511   Franklin Resources .........................           290,372
         14,317   Glacier Bancorp ............................           264,721
          7,858   JPMorgan Chase .............................           334,594
          8,489   Loews ......................................           316,130
         14,307   Redwood Trust, REIT ........................           238,641
          5,344   T. Rowe Price Group ........................           307,333
                                                                 ---------------
                                                                       2,481,222
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 11.51%
          5,736   Allergan ...................................   $       365,326
          5,374   Amgen * ....................................           308,253
          5,995   Cerner * ...................................           509,035
          5,118   Johnson & Johnson ..........................           329,087
          4,587   Quality Systems ............................           293,614
                                                                 ---------------
                                                                       1,805,315
                                                                 ---------------
                  INDUSTRIALS - 11.89%
         10,724   Advisory Board * ...........................           353,141
          4,387   Boeing .....................................           317,750
          3,909   Danaher ....................................           329,451
          9,007   Iron Mountain ..............................           226,526
          5,400   Joy Global .................................           306,774
          4,421   United Technologies ........................           331,354
                                                                 ---------------
                                                                       1,864,996
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 20.55%
         32,285   3PAR * .....................................           301,219
          8,436   ARM Holdings, SP ADR (Britain) .............            96,424
         19,030   Dell * .....................................           307,905
         19,031   EMC * ......................................           361,779
          5,131   F5 Networks * ..............................           351,114
            642   Google, Class A * ..........................           337,332
          9,041   Microsoft ..................................           276,112
         18,323   NVIDIA * ...................................           288,038
          3,439   Salesforce.com * ...........................           294,378
         16,666   Symantec * .................................           279,489
         20,007   Yahoo! * ...................................           330,716
                                                                 ---------------
                                                                       3,224,506
                                                                 ---------------
                  MATERIALS - 1.59%
          4,889   Mosaic .....................................           250,023
                                                                 ---------------
                  UTILITIES - 1.79%
         24,292   AES * ......................................           280,330
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $12,963,445) ......................        15,314,959
                                                                 ---------------

   NUMBER OF
   CONTRACTS
---------------
PURCHASED OPTIONS - 0.43%
            205   Dell - Call Strike @ 20
                     Exp 01/12 ...............................            33,620
            118   Kraft Foods, Class A -
                     Call Strike @ $30
                     Exp 01/11 ...............................            21,240
            114   Wal-Mart Stores -
                     Call Strike @ $60
                     Exp 01/11 ...............................            12,198
                                                                 ---------------
                  TOTAL PURCHASED OPTIONS
                     (Cost $85,092) ..........................            67,058
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                     APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 1.67%
        262,026   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       262,026
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $262,026) .........................           262,026
                                                                 ---------------
TOTAL INVESTMENTS - 99.72%
   (Cost $13,310,563)** ......................................        15,644,043
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.28% .....................            44,683
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    15,688,726
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....................................   $2,457,686
Gross unrealized depreciation .....................................     (124,206)
                                                                      ----------
Net unrealized appreciation .......................................   $2,333,480
                                                                      ==========

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

INFORMATION TECHNOLOGY       19%
HEALTH CARE                  18%
INDUSTRIALS                  18%
FINANCIALS                   12%
UTILITIES                     9%
TELECOMMUNICATION SERVICES    9%
CONSUMER DISCRETIONARY        8%
ENERGY                        6%
CASH                          4%
MATERIALS                     3%
PURCHASED OPTIONS             2%

% OF TOTAL NET ASSETS

THE CHART REPRESENTS TOTAL INVESTMENTS IN THE FUND. NET OTHER ASSETS AND LIABILITIES ARE NEGATIVE 8.15% AND CANNOT BE REPRESENTED IN THE PIE CHART FORMAT.

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 102.80%
                  CONSUMER DISCRETIONARY - 8.27%
         35,000   Carnival (a) ...............................   $     1,459,500
         33,000   Home Depot (a) .............................         1,163,250
         85,000   International Game Technology (a) ..........         1,791,800
                                                                 ---------------
                                                                       4,414,550
                                                                 ---------------
                  ENERGY - 5.96%
         48,000   Halliburton (a) ............................         1,471,200
         24,000   Schlumberger (a) ...........................         1,714,080
                                                                 ---------------
                                                                       3,185,280
                                                                 ---------------
                  FINANCIALS - 12.10%
         45,000   Allstate (a) ...............................         1,470,150
         90,000   Bank of America (a) ........................         1,604,700
         30,000   Citigroup * ................................           131,100
         12,000   SunTrust Banks (a) .........................           355,200
         31,000   Travelers (a) ..............................         1,572,940
         40,000   Wells Fargo (a) ............................         1,324,400
                                                                 ---------------
                                                                       6,458,490
                                                                 ---------------
                  HEALTH CARE - 18.06%
         32,000   Abbott Laboratories (a) ....................         1,637,120
         32,000   Baxter International .......................         1,511,040
         33,000   Covidien PLC (Ireland) (a) .................         1,583,670
         47,000   Eli Lilly (a) ..............................         1,643,590
         25,000   Johnson & Johnson (a) ......................         1,607,500
         38,000   Medtronic (a) ..............................         1,660,220
                                                                 ---------------
                                                                       9,643,140
                                                                 ---------------
                  INDUSTRIALS - 17.55%
         18,000   Fluor (a) ..................................           951,120
         82,000   General Electric (a) .......................         1,546,520
         16,000   Goodrich (a) ...............................         1,186,880
         31,000   Jacobs Engineering Group * (a) .............         1,494,820
         80,000   Quanta Services * (a) ......................         1,610,400
         16,000   Raytheon (a) ...............................           932,800
         43,000   Shaw Group * (a) ...........................         1,646,040
                                                                 ---------------
                                                                       9,368,580
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 19.32%
        145,000   Activision Blizzard (a) ....................   $     1,606,600
         32,000   Automatic Data Processing (a) ..............         1,387,520
         75,000   Corning (a) ................................         1,443,750
         80,000   EMC * (a) ..................................         1,520,800
         70,000   Intel (a) ..................................         1,598,100
         37,000   Intuit * (a) ...............................         1,337,920
         55,000   Xilinx (a) .................................         1,417,900
                                                                 ---------------
                                                                      10,312,590
                                                                 ---------------
                  MATERIALS - 2.91%
         39,000   duPont (E. I.) de Nemours (a) ..............         1,553,760
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 9.14%
         61,000   AT&T (a) ...................................         1,589,660
         49,000   CenturyTel (a) .............................         1,671,390
         56,000   Verizon Communications (a) .................         1,617,840
                                                                 ---------------
                                                                       4,878,890
                                                                 ---------------
                  UTILITIES - 9.49%
         20,000   Entergy (a) ................................         1,625,800
         45,000   FirstEnergy ................................         1,704,150
         54,000   Public Service Enterprise Group (a) ........         1,735,020
                                                                 ---------------
                                                                       5,064,970
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $53,018,876) ......................        54,880,250
                                                                 ---------------

   NUMBER OF
   CONTRACTS
---------------
PURCHASED OPTIONS (B) - 1.73%
                  SPDR S&P 500 ETF Trust
            500   Strike @ 102 Exp 06/10 .....................            35,000
            100   Strike @ 102 Exp 06/10 .....................             7,000
            600   Strike @ 103 Exp 06/10 .....................            45,900
            600   Strike @ 104 Exp 06/10 .....................            50,100
          1,000   Strike @ 105 Exp 06/10 .....................            93,000
            600   Strike @ 106 Exp 06/10 .....................            54,600
            600   Strike @ 107 Exp 06/10 .....................            60,000
            800   Strike @ 108 Exp 06/10 .....................            96,800
            500   Strike @ 109 Exp 06/10 .....................            60,500
            300   Strike @ 110 Exp 06/10 .....................            43,800
          2,000   Strike @ 110 Exp 07/10 .....................           376,000
                                                                 ---------------
                  TOTAL PURCHASED OPTIONS
                     (Cost $809,573) .........................           922,700
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 3.62%
      1,933,447   BlackRock Liquidity Funds
                     FedFund Portfolio .......................         1,933,447
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,933,447) .......................         1,933,447
                                                                 ---------------
TOTAL INVESTMENTS - 108.15%
   (Cost $55,761,896)** ......................................        57,736,397
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (8.15)% ...................        (4,350,021)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    53,386,376
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......   $ 3,839,516
Gross unrealized depreciation ......    (1,865,015)
                                       -----------
Net unrealized appreciation ........   $ 1,974,501
                                       ===========

(a)  These securities are pledged as collateral for call options written.

(b)  Primary risk exposure is equity contracts.

ETF  Exchange-Traded Fund
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

Transactions in written call options for the period ended April 30, 2010 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                 6,915    $   840,418
CALL OPTIONS WRITTEN               29,512      3,103,327
CALL OPTIONS CLOSED OR EXPIRED    (18,177)    (1,955,363)
CALL OPTIONS EXERCISED             (1,923)      (265,574)
                                  -------    -----------
OUTSTANDING, APRIL 30, 2010        16,327    $ 1,722,808
                                  =======    ===========

Premiums received and value of written equity options outstanding as of April 30, 2010.

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS                   DESCRIPTION                   RECEIVED     VALUE (b)
---------   ------------------------------------------   ----------   ----------
            Abbott Laboratories
       20   Strike @ $52.5 Exp 11/10 .................   $    4,080   $    4,640
      300   Strike @ $55 Exp 01/11 ...................       39,896       54,900
            Activision Blizzard
      950   Strike @ $13 Exp 11/10 ...................       64,596       47,975
      112   Strike @ $14 Exp 11/10 ...................        5,486        3,808
      350   Strike @ $12.5 Exp 01/11 .................       26,546       29,750
            Allstate
      260   Strike @ $34 Exp 10/10 ...................       25,646       50,700
      190   Strike @ $35 Exp 10/10 ...................       14,557       29,450
            AT&T
      610   Strike @ 28 Exp 10/10 ....................       23,703       28,670
            Automatic Data Processing
      170   Strike @ $43 Exp 08/10 ...................       19,424       41,650
      150   Strike @ $44 Exp 08/10 ...................       19,374       23,250
            Bank of America
      650   Strike @ $19 Exp 08/10 ...................       46,208       61,750
      100   Strike @ $20 Exp 08/10 ...................        4,089        6,500
      100   Strike @ $21 Exp 11/10 ...................       10,099        9,100
       50   Strike @ $22.5 Exp 11/10 .................        2,999        3,050
            Carnival
      150   Strike @ $37 Exp 07/10 ...................       24,124       84,000
       20   Strike @ $38 Exp 07/10 ...................        2,650        9,600
      150   Strike @ $40 Exp 07/10 ...................       12,774       55,500
       30   Strike @ $41 Exp 10/10 ...................        6,239       12,900
            CenturyTel
      190   Strike @ $35 Exp 01/11 ...................       21,917       22,800

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS                   DESCRIPTION                   RECEIVED     VALUE (b)
---------   ------------------------------------------   ----------   ----------
            Corning
      250   Strike @ $18 Exp 05/10 ...................   $   15,874   $   37,000
       50   Strike @ $19 Exp 05/10 ...................        2,675        3,550
      400   Strike @ $20 Exp 08/10 ...................       30,678       44,400
       50   Strike @ $22 Exp 11/10 ...................        4,749        4,800
            Covidien PLC
      330   Strike @ $50 Exp 10/10 ...................       57,085       77,550
            duPont (E. I.) de Nemours
      290   Strike @ $36 Exp 07/10 ...................       40,773      130,500
       50   Strike @ $37 Exp 07/10 ...................        3,925       19,000
       30   Strike @ $38 Exp 10/10 ...................        3,975       11,790
       20   Strike @ $40 Exp 10/10 ...................        2,820        5,480
            Eli Lilly
       40   Strike @ $36 Exp 10/10 ...................        4,599        5,100
      410   Strike @ $37 Exp 10/10 ...................       40,135       41,000
            EMC
      150   Strike @ $18 Exp 07/10 ...................       13,274       24,300
      650   Strike @ $20 Exp 10/10 ...................       39,680       68,250
            Entergy
      100   Strike @ $85 Exp 12/10 ...................       30,349       30,750
       30   Strike @ $90 Exp 12/10 ...................        4,590        4,650
       70   Strike @ $85 Exp 01/11 ...................       21,559       23,940
            Fluor
      180   Strike @ $45 Exp 10/10 ...................       61,492      199,980
            General Electric
      520   Strike @ $18 Exp 09/10 ...................       29,218       94,640
      300   Strike @ $19 Exp 09/10 ...................       17,949       38,100
            Goodrich
       50   Strike @ $65 Exp 05/10 ...................       13,685       49,350
       50   Strike @ $70 Exp 05/10 ...................        7,625       23,500
       60   Strike @ $70 Exp 08/10 ...................       13,950       41,700
            Halliburton
      200   Strike @ $31 Exp 10/10 ...................       64,937       55,600
       60   Strike @ $35 Exp 10/10 ...................        8,549        8,580
      220   Strike @ $36 Exp 10/10 ...................       33,779       29,700
            Home Depot
       50   Strike @ $29 Exp 05/10 ...................        4,475       34,250
       70   Strike @ $30 Exp 05/10 ...................        6,575       37,730
      150   Strike @ $30 Exp 08/10 ...................       18,974       85,125
       60   Strike @ $31 Exp 08/10 ...................        4,470       28,800
            Intel
       84   Strike @ $21 Exp 07/10 ...................        8,190       18,564
      416   Strike @ $22 Exp 07/10 ...................       32,260       63,648
      100   Strike @ $23 Exp 07/10 ...................        5,699       10,200
       50   Strike @ $23 Exp 10/10 ...................        3,325        7,750
       50   Strike @ $24 Exp 10/10 ...................        4,899        5,800
            International Game Technology
      100   Strike @ $20 Exp 07/10 ...................        6,899       19,600
      420   Strike @ $21 Exp 10/10 ...................       36,073       84,000
      330   Strike @ $22 Exp 10/10 ...................       21,155       52,800
            Intuit
      370   Strike @ $32.5 Exp 07/10 .................       23,893      153,550
            Jacobs Engineering Group
      130   Strike @ $45 Exp 07/10 ...................       17,224       64,350
       50   Strike @ $45 Exp 10/10 ...................       15,400       31,750
      130   Strike @ $55 Exp 10/10 ...................       18,388       27,300

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS                   DESCRIPTION                   RECEIVED     VALUE (b)
---------   ------------------------------------------   ----------   ----------
            Johnson & Johnson
       50   Strike @ $65 Exp 07/10 ...................   $    8,892   $    6,650
      180   Strike @ $65 Exp 10/10 ...................       42,823       39,960
       20   Strike @ $67.5 Exp 10/10 .................        2,660        2,440
            Medtronic
      350   Strike @ $50 Exp 11/10 ...................       57,465       43,750
        1   Strike @ $50 Exp 01/11                              188          190
            Public Service Enterprise
      110   Strike @ $30 Exp 09/10 ...................       22,878       33,000
      430   Strike @ $35 Exp 12/10 ...................       25,926       43,000
            Quanta Services
      450   Strike @ $20 Exp 08/10 ...................       42,073       70,875
      350   Strike @ $22.5 Exp 11/10 .................       32,647       36,750
            Raytheon
      130   Strike @ $55 Exp 05/10 ...................        9,954       50,700
       30   Strike @ $57.5 Exp 08/10 .................        4,725        9,600
            Schlumberger
      180   Strike @ $70 Exp 08/10 ...................       35,029      115,200
       20   Strike @ $75 Exp 08/10 ...................        2,750        8,100
       40   Strike @ $72.5 Exp 11/10 .................       11,627       29,000
            Shaw Group
      430   Strike @ $40 Exp 10/10 ...................       72,023      129,000
            SunTrust Banks
      120   Strike @ $30 Exp 07/10 ...................        7,619       27,120
            Travelers
      110   Strike @ $50 Exp 07/10 ...................       25,574       25,850
      104   Strike @ $55 Exp 07/10 ...................        8,163        5,720
       40   Strike @ $55 Exp 10/10 ...................        9,519        5,440
            Verizon Communications
       70   Strike @ $31 Exp 10/10 ...................        4,199        4,410
      390   Strike @ $32 Exp 10/10 ...................       20,753       15,210
      100   Strike @ $33 Exp 10/10 ...................        3,500        2,500
            Wells Fargo
       50   Strike @ $31 Exp 07/10 ...................        5,725       16,500
      289   Strike @ $32 Exp 07/10 ...................       30,716       75,140
        1   Strike @ $35 Exp 07/10 ...................           58          110
       60   Strike @ $35 Exp 10/10 ...................        4,290       12,300
            Xilinx
       50   Strike @ $23 Exp 06/10 ...................        9,125       15,375
       50   Strike @ $25 Exp 06/10 ...................        5,465        8,250
      210   Strike @ $26 Exp 06/10 ...................       20,094       22,050
      240   Strike @ $28 Exp 09/10 ...................      (26,118)      27,000
                                                         ----------   ----------
            TOTAL WRITTEN CALL OPTIONS ...............   $1,722,808   $3,259,610
                                                         ==========   ==========

(b)  Primary risk exposure is equity contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

HERNDON LARGE CAP VALUE FUND                                      APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

ENERGY                                    27%
FINANCIALS                                17%
HEALTH CARE                               10%
CONSUMER STAPLES                          10%
CONSUMER DISCRETIONARY                     9%
MATERIALS                                  6%
INDUSTRIALS                                5%
INFORMATION TECHNOLOGY                     5%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
UTILITIES                                  4%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.46%
                  CONSUMER DISCRETIONARY - 8.72%
            336   Aeropostale * ..............................   $         9,757
            552   Coach ......................................            23,046
            534   Garmin .....................................            19,961
            751   TJX ........................................            34,801
                                                                 ---------------
                                                                          87,565
                                                                 ---------------
                  CONSUMER STAPLES - 9.75%
          1,020   Altria Group ...............................            21,614
            490   Hansen Natural * ...........................            21,599
            359   Kellogg ....................................            19,723
            252   PepsiCo ....................................            16,435
            378   Philip Morris International ................            18,552
                                                                 ---------------
                                                                          97,923
                                                                 ---------------
                  ENERGY - 26.75%
            231   Apache .....................................            23,507
            630   Atwood Oceanics * ..........................            22,938
            236   Chevron ....................................            19,220
            359   ConocoPhillips .............................            21,249
            467   CONSOL Energy ..............................            20,866
            184   Diamond Offshore Drilling ..................            14,554
            267   Exxon Mobil ................................            18,116
            709   Frontier Oil ...............................            10,777
            687   Holly ......................................            18,549
            527   Marathon Oil ...............................            16,943
            289   Murphy Oil .................................            17,383
          1,053   Patterson-UTI Energy .......................            16,100
            632   Sunoco .....................................            20,717
            208   Tidewater ..................................            11,151
            352   XTO Energy .................................            16,727
                                                                 ---------------
                                                                         268,797
                                                                 ---------------
                  FINANCIALS - 16.88%
            407   Aflac ......................................            20,741
            374   Allied World Assurance Company Holdings ....            16,295
            649   Assurant ...................................            23,643

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
            574   Eaton Vance ................................   $        20,228
            809   Federated Investors, Class B ...............            19,513
            347   RenaissanceRe Holdings .....................            19,415
            245   StanCorp Financial Group ...................            11,015
            399   Torchmark ..................................            21,362
            678   Validus Holdings ...........................            17,336
                                                                 ---------------
                                                                         169,548
                                                                 ---------------
                  HEALTH CARE - 10.50%
            840   Endo Pharmaceuticals Holdings * ............            18,396
            610   Forest Laboratories * ......................            16,629
            250   Johnson & Johnson ..........................            16,075
            632   Kinetic Concepts * .........................            27,366
            376   Waters * ...................................            27,068
                                                                 ---------------
                                                                         105,534
                                                                 ---------------
                  INDUSTRIALS - 5.31%
            227   3M .........................................            20,128
            587   Copa Holdings SA, Class A ..................            33,271
                                                                 ---------------
                                                                          53,399
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 4.93%
            641   Microsoft ..................................            19,576
            729   Western Digital * ..........................            29,955
                                                                 ---------------
                                                                          49,531
                                                                 ---------------
                  MATERIALS - 6.10%
            118   CF Industries Holdings .....................             9,873
            234   Cliffs Natural Resources ...................            14,632
            245   Freeport-McMoRan Copper & Gold .............            18,505
            515   Owens-Illinois * ...........................            18,252
                                                                 ---------------
                                                                          61,262
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.44%
          2,223   Windstream .................................            24,564
                                                                 ---------------
                  UTILITIES - 4.08%
          1,837   AES * ......................................            21,199
            405   Energen ....................................            19,794
                                                                 ---------------
                                                                          40,993
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $952,467) .........................           959,116
                                                                 ---------------
INVESTMENT COMPANY - 4.31%
         43,252   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            43,252
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $43,252) ..........................            43,252
                                                                 ---------------
TOTAL INVESTMENTS - 99.77%
   (Cost $995,719)** .........................................         1,002,368
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.23% .....................             2,320
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,004,688
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $ 29,686
Gross unrealized depreciation .....    (23,037)
                                      --------
Net unrealized appreciation .......   $  6,649
                                      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND                                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FINANCIALS                                23%
ENERGY                                    13%
INDUSTRIALS                               12%
CONSUMER STAPLES                          11%
HEALTH CARE                               11%
CONSUMER DISCRETIONARY                     8%
INFORMATION TECHNOLOGY                     8%
TELECOMMUNICATION SERVICES                 5%
UTILITIES                                  4%
MATERIALS                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS - 97.32%
                  CONSUMER DISCRETIONARY - 8.00%
          5,800   Advance Auto Parts .........................   $       261,580
         22,470   Apollo Group, Class A * ....................         1,290,003
         21,200   Comcast, Class A ...........................           399,620
         91,420   Hasbro .....................................         3,506,871
         78,000   Home Depot .................................         2,749,500
          7,855   Johnson Controls ...........................           263,849
          5,200   Kohl's * ...................................           285,948
          5,700   McDonald's .................................           402,363
         58,540   NIKE, Class B ..............................         4,443,771
         10,288   Omnicom Group ..............................           438,886
         15,150   Sherwin-Williams ...........................         1,182,760
         17,948   Staples ....................................           422,316
          2,380   Starwood Hotels & Resorts Worldwide ........           129,734
         14,210   Target .....................................           808,123
         10,200   Time Warner ................................           337,416
         90,708   Walt Disney ................................         3,341,683
                                                                 ---------------
                                                                      20,264,423
                                                                 ---------------
                  CONSUMER STAPLES - 10.76%
          6,320   Clorox .....................................           408,904
         12,756   CVS Caremark ...............................           471,079
         25,020   DANONE, SP ADR (France) ....................           290,983
         51,210   Diageo, SP ADR (Britain) ...................         3,489,449
         43,163   General Mills ..............................         3,072,342
         12,320   Heineken, SP ADR (Netherlands) .............           285,208
         18,000   Kellogg ....................................           988,920
         13,960   Kroger .....................................           310,331
         88,975   Nestle, SP ADR (Switzerland) ...............         4,350,878
         54,138   PepsiCo ....................................         3,530,880
        163,480   Philip Morris International ................         8,023,598
         19,147   Procter & Gamble ...........................         1,190,155
          5,880   Wal-Mart Stores ............................           315,462
         15,490   Walgreen ...................................           544,474
                                                                 ---------------
                                                                      27,272,663
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  ENERGY - 12.98%
          8,950   Anadarko Petroleum .........................   $       556,332
         57,515   Apache .....................................         5,852,726
         89,771   Chevron ....................................         7,310,950
          3,700   EOG Resources ..............................           414,844
         88,730   Exxon Mobil ................................         6,020,331
          7,260   Halliburton ................................           222,519
         70,280   Hess .......................................         4,466,294
         17,005   Marathon Oil ...............................           546,711
         57,600   National-Oilwell Varco .....................         2,536,128
          8,480   Noble Energy ...............................           647,872
          3,800   Schlumberger ...............................           271,396
         67,480   Total, SP ADR (France) .....................         3,669,562
         16,660   Williams ...................................           393,343
                                                                 ---------------
                                                                      32,909,008
                                                                 ---------------
                  FINANCIALS - 23.45%
         12,000   ACE ........................................           638,280
          5,400   Aflac ......................................           275,184
         54,930   Aon ........................................         2,332,328
         59,730   Bank of America ............................         1,064,986
        308,167   Bank of New York Mellon ....................         9,593,239
         25,940   Charles Schwab .............................           500,383
         51,042   Chubb ......................................         2,698,591
         34,880   Deutsche Boerse, ADR (Germany) .............           268,576
          3,383   Franklin Resources .........................           391,210
         51,670   Goldman Sachs Group ........................         7,502,484
        204,940   JPMorgan Chase .............................         8,726,345
        156,570   MetLife ....................................         7,136,461
         83,630   Prudential Financial .......................         5,315,523
         33,420   Regions Financial ..........................           295,433
         21,910   State Street ...............................           953,085
         91,000   Travelers ..................................         4,617,340
        214,760   Wells Fargo ................................         7,110,704
                                                                 ---------------
                                                                      59,420,152
                                                                 ---------------
                  HEALTH CARE - 10.68%
        105,720   Abbott Laboratories ........................         5,408,635
         29,600   Becton, Dickinson ..........................         2,260,552
          5,000   DaVita * ...................................           312,150
        101,360   Johnson & Johnson ..........................         6,517,448
        102,570   Medtronic ..................................         4,481,283
         15,473   Merck ......................................           542,174
        248,322   Pfizer .....................................         4,151,944
         67,900   St. Jude Medical * .........................         2,771,678
          5,680   Waters * ...................................           408,903
          3,735   WellPoint * ................................           200,943
                                                                 ---------------
                                                                      27,055,710
                                                                 ---------------
                  INDUSTRIALS - 12.04%
         31,650   3M .........................................         2,806,406
          9,960   Danaher ....................................           839,429
         30,025   Eaton ......................................         2,316,729
          7,300   Fluor ......................................           385,732
         18,500   General Electric ...........................           348,910
          3,340   Goodrich ...................................           247,761
        124,820   Lockheed Martin ............................        10,595,970
         99,365   Northrop Grumman ...........................         6,739,928
          2,500   Precision Castparts ........................           320,850
          2,500   Union Pacific ..............................           189,150
          6,280   United Parcel Service, Class B .............           434,199
         70,440   United Technologies ........................         5,279,478
                                                                 ---------------
                                                                      30,504,542
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND                                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 8.05%
        106,335   Accenture, Class A .........................   $     4,640,459
          8,740   Cisco Systems * ............................           235,281
         27,100   Dell * .....................................           438,478
            530   Google, Class A * ..........................           278,483
         19,290   Hewlett-Packard ............................         1,002,501
        188,060   Intel ......................................         4,293,410
         18,970   International Business Machines ............         2,447,130
         21,180   Nokia, SP ADR (Finland) ....................           257,549
        227,380   Oracle .....................................         5,875,499
         10,060   Tyco Electronics ...........................           323,127
          3,540   Visa, Class A ..............................           319,414
         15,480   Western Union ..............................           282,510
                                                                 ---------------
                                                                      20,393,841
                                                                 ---------------
                  MATERIALS - 3.03%
         33,455   Air Products and Chemicals .................         2,568,675
          8,400   duPont (E.I.) de Nemours ...................           334,656
          3,700   Monsanto ...................................           233,322
         60,630   PPG Industries .............................         4,266,533
          5,000   United States Steel ........................           273,300
                                                                 ---------------
                                                                       7,676,486
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 4.72%
        285,170   AT&T .......................................         7,431,530
         10,890   CenturyTel .................................           371,458
        187,909   Vodafone Group, SP ADR (Britain) ...........         4,171,580
                                                                 ---------------
                                                                      11,974,568
                                                                 ---------------
                  UTILITIES - 3.61%
         11,970   American Electric Power ....................           410,571
          7,060   CMS Energy .................................           114,796
          7,100   Entergy ....................................           577,159
          6,008   FPL Group ..................................           312,716
          4,260   Northeast Utilities ........................           118,385
         14,420   NRG Energy * ...............................           348,531
         87,993   PG&E .......................................         3,854,093
          8,960   PPL ........................................           221,850
         87,700   Public Service Enterprise Group ............         2,817,801
          7,690   Sempra Energy ..............................           378,194
                                                                 ---------------
                                                                       9,154,096
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $229,514,335) .....................       246,625,489
                                                                 ---------------
INVESTMENT COMPANY - 2.48%
      6,274,770   BlackRock Liquidity Funds
                  TempCash Portfolio .........................         6,274,770
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $6,274,770) .......................         6,274,770
                                                                 ---------------
TOTAL INVESTMENTS - 99.80%
   (Cost $235,789,105)** .....................................       252,900,259
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.20% .....................           503,242
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   253,403,501
                                                                 ===============

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $24,829,662
Gross unrealized depreciation .....    (7,718,508)
                                      -----------
Net unrealized appreciation .......   $17,111,154
                                      ===========

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                            APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER STAPLES                          20%
FINANCIALS                                18%
INDUSTRIALS                               13%
CONSUMER DISCRETIONARY                    12%
ENERGY                                     9%
UTILITIES                                  8%
INFORMATION TECHNOLOGY                     6%
HEALTH CARE                                5%
CASH & NET OTHER ASSETS AND LIABILITIES    4%
MATERIALS                                  3%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS - 95.87%
                  CONSUMER DISCRETIONARY - 12.10%
         76,625   Bob Evans Farms ............................   $     2,370,011
         74,925   Cracker Barrel Old Country Store ...........         3,699,047
         50,600   Darden Restaurants .........................         2,264,350
         90,475   Genuine Parts ..............................         3,872,330
         80,950   Hillenbrand ................................         1,989,751
         47,025   McDonald's .................................         3,319,495
         83,750   PetSmart ...................................         2,769,613
         20,750   VF .........................................         1,793,215
         87,475   Yum! Brands ................................         3,710,690
                                                                 ---------------
                                                                      25,788,502
                                                                 ---------------
                  CONSUMER STAPLES - 19.56%
         49,025   Brown-Forman, Class B ......................         2,852,274
         66,425   Clorox .....................................         4,297,697
         54,750   Compania Cervecerias Unidas, ADR (Chile) ...         2,362,462
         26,950   Diageo, SP ADR (Britain) ...................         1,836,373
         56,775   General Mills ..............................         4,041,244
         70,700   Kimberly-Clark .............................         4,331,082
        104,975   McCormick & Co (Non-Voting Shares) .........         4,153,861
         61,050   PepsiCo ....................................         3,981,681
         50,250   Procter & Gamble ...........................         3,123,540
        232,525   Sara Lee ...................................         3,306,506
         31,475   Smucker (J.M.) .............................         1,922,178
        142,450   Sysco ......................................         4,492,873
         18,500   Wal-Mart Stores ............................           992,525
                                                                 ---------------
                                                                      41,694,296
                                                                 ---------------
                  ENERGY - 9.43%
         21,575   Alliance Resource Partners LP ..............         1,045,525
        142,115   BreitBurn Energy Partners LP * .............         2,211,309
         44,825   Chevron ....................................         3,650,548
         69,250   ConocoPhillips .............................         4,098,907
         85,723   Encore Energy Partners LP ..................         1,844,759
        445,300   Provident Energy Trust .....................         3,647,007
        154,150   Spectra Energy .............................         3,597,861
                                                                 ---------------
                                                                      20,095,916
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS - 17.48%
         95,725   Apollo Investment ..........................   $     1,164,016
         98,650   BancorpSouth ...............................         2,184,111
         72,250   Bank of Hawaii .............................         3,820,580
         69,900   Chubb ......................................         3,695,613
        137,575   Cincinnati Financial .......................         3,907,130
         52,707   Commerce Bancshares ........................         2,183,124
         69,900   Compass Diversified Holdings ...............         1,014,948
         46,425   Cullen/Frost Bankers .......................         2,755,788
         18,925   Erie Indemnity, Class A ....................           876,417
        120,040   Gallagher (Arthur J.) ......................         3,153,451
         19,300   Mercury General ............................           868,307
        127,275   OneBeacon Insurance Group, Class A .........         2,064,401
         33,275   PartnerRe ..................................         2,581,475
        226,500   People's United Financial ..................         3,517,545
         55,525   Safety Insurance Group .....................         2,070,527
         53,000   U.S. Bancorp ...............................         1,418,810
                                                                 ---------------
                                                                      37,276,243
                                                                 ---------------
                  HEALTH CARE - 5.30%
         26,750   Becton, Dickinson ..........................         2,042,897
         56,050   Johnson & Johnson ..........................         3,604,015
         64,987   Owens & Minor ..............................         2,043,841
        152,900   Pfizer .....................................         2,556,488
         38,075   Pharmaceutical Product Development .........         1,047,063
                                                                 ---------------
                                                                      11,294,304
                                                                 ---------------
                  INDUSTRIALS - 12.61%
         24,650   3M .........................................         2,185,716
         29,800   General Dynamics ...........................         2,275,528
         36,650   Grupo Aeroportuario del Sureste SAB de CV,
                     ADR (Mexico) ............................         2,028,211
         67,675   Honeywell International ....................         3,212,532
         55,125   Norfolk Southern ...........................         3,270,566
         59,100   United Parcel Service, Class B .............         4,086,174
         45,125   United Technologies ........................         3,382,119
        186,025   Waste Management ...........................         6,451,347
                                                                 ---------------
                                                                      26,892,193
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 6.04%
        109,400   Automatic Data Processing ..................         4,743,584
        178,750   Intel ......................................         4,080,862
         49,775   Microsoft ..................................         1,520,129
         82,575   Paychex ....................................         2,526,795
                                                                 ---------------
                                                                      12,871,370
                                                                 ---------------
                  MATERIALS - 3.18%
         66,825   Nucor ......................................         3,028,509
        170,425   RPM International ..........................         3,762,984
                                                                 ---------------
                                                                       6,791,493
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.45%
         70,950   Verizon Communications .....................         2,049,746
         40,025   Vivo Participacoes, ADR (Brazil) ...........         1,059,462
         95,100   Vodafone Group, SP ADR (Britain) ...........         2,111,220
                                                                 ---------------
                                                                       5,220,428
                                                                 ---------------
                  UTILITIES - 7.72%
         89,750   Avista .....................................         1,941,292
        212,025   Duke Energy ................................         3,557,779
         33,275   Exelon .....................................         1,450,457
         38,950   National Fuel Gas ..........................         2,026,179
        110,825   Portland General Electric ..................         2,203,201

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                            APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  UTILITIES (CONTINUED)
         71,000   Southern ...................................   $     2,453,760
         84,825   UniSource Energy ...........................         2,826,369
                                                                 ---------------
                                                                      16,459,037
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $169,720,054) .....................       204,383,782
                                                                 ---------------
INVESTMENT COMPANY - 5.05%
     10,765,624   BlackRock Liquidity Funds TempFund
                     Portfolio ...............................        10,765,624
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $10,765,624) ......................        10,765,624
                                                                 ---------------
TOTAL INVESTMENTS - 100.92%
   (Cost $180,485,678)** .....................................       215,149,406
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.92)% ...................        (1,970,651)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   213,178,755
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......   $35,509,125
Gross unrealized depreciation ......      (845,397)
                                       -----------
Net unrealized appreciation ........   $34,663,728
                                       ===========

ADR      American Depositary Receipt
LP       Limited Partnership
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    22%
CONSUMER DISCRETIONARY                    21%
INDUSTRIALS                               21%
HEALTH CARE                               14%
ENERGY                                     7%
FINANCIALS                                 6%
CONSUMER STAPLES                           5%
MATERIALS                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.29%
                  CONSUMER DISCRETIONARY - 21.20%
          1,390   Bed Bath & Beyond * ........................   $        63,884
            330   Chipotle Mexican Grill * ...................            44,520
            540   DeVry ......................................            33,691
          1,150   Dick's Sporting Goods * ....................            33,476
            970   Kohl's * ...................................            53,340
          1,910   LKQ * ......................................            40,225
          1,490   O'Reilly Automotive * ......................            72,846
          1,560   Omnicom Group ..............................            66,550
            480   Panera Bread, Class A * ....................            37,411
            910   Polo Ralph Lauren ..........................            81,809
          1,620   TJX ........................................            75,071
            880   Tractor Supply .............................            59,110
            800   Wiley (John) & Sons, Class A ...............            33,816
                                                                 ---------------
                                                                         695,749
                                                                 ---------------
                  CONSUMER STAPLES - 4.73%
          2,080   Alberto-Culver .............................            59,904
          1,280   Avon Products ..............................            41,382
            780   Church & Dwight ............................            54,015
                                                                 ---------------
                                                                         155,301
                                                                 ---------------
                  ENERGY - 7.33%
          1,630   Cameron International * ....................            64,320
            355   Core Laboratories ..........................            53,211
          1,120   Oceaneering International * ................            73,360
          1,250   Southwestern Energy * ......................            49,600
                                                                 ---------------
                                                                         240,491
                                                                 ---------------
                  FINANCIALS - 5.69%
          1,740   Eaton Vance ................................            61,318
            230   IntercontinentalExchange * .................            26,825
          1,260   Lazard, Class A ............................            48,712
          1,440   MSCI, Class A * ............................            49,896
                                                                 ---------------
                                                                         186,751
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 14.32%
            950   Covance * ..................................   $        54,283
          1,700   Dentsply International .....................            62,288
            330   Edwards Lifesciences * .....................            34,016
            970   Henry Schein * .............................            58,656
            400   Quality Systems ............................            25,604
            840   St. Jude Medical * .........................            34,289
            780   Techne .....................................            51,675
          1,380   Varian Medical Systems * ...................            77,804
            990   Waters * ...................................            71,270
                                                                 ---------------
                                                                         469,885
                                                                 ---------------
                  INDUSTRIALS - 20.75%
          1,540   AMETEK .....................................            66,605
          1,070   Donaldson ..................................            49,541
          1,440   Expeditors International Washington ........            58,666
          1,640   Fastenal ...................................            89,691
          1,230   FTI Consulting * ...........................            50,590
          1,630   J.B. Hunt Transport Services ...............            60,082
          1,440   Jacobs Engineering Group * .................            69,437
          1,240   Joy Global .................................            70,444
            680   L-3 Communications Holdings ................            63,628
          1,090   Roper Industries ...........................            66,512
            610   Stericycle * ...............................            35,929
                                                                 ---------------
                                                                         681,125
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 21.96%
          2,610   Altera .....................................            66,190
          2,170   Amphenol, Class A ..........................           100,276
          1,120   ANSYS * ....................................            50,400
            660   F5 Networks * ..............................            45,164
            520   FactSet Research Systems ...................            39,114
          1,780   Fiserv * ...................................            90,940
          1,360   FLIR Systems * .............................            41,602
          2,220   Juniper Networks * .........................            63,070
          2,720   Microchip Technology .......................            79,451
          2,570   Polycom * ..................................            83,653
          2,370   Xilinx .....................................            61,099
                                                                 ---------------
                                                                         720,959
                                                                 ---------------
                  MATERIALS - 3.31%
            800   Air Products and Chemicals .................            61,424
            970   Ecolab .....................................            47,375
                                                                 ---------------
                                                                         108,799
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $2,622,373) .......................         3,259,060
                                                                 ---------------
INVESTMENT COMPANY - 1.32%
         43,410   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            43,410
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $43,410) ..........................            43,410
                                                                 ---------------
TOTAL INVESTMENTS - 100.61%
   (Cost $2,665,783)** .......................................         3,302,470
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.61)% ...................           (20,124)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     3,282,346
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $650,241
Gross unrealized depreciation ..........    (13,554)
                                           --------
Net unrealized appreciation ............   $636,687
                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                     25%
CONSUMER DISCRETIONARY                     24%
INDUSTRIALS                                14%
HEALTH CARE                                14%
ENERGY                                      7%
MATERIALS                                   5%
CONSUMER STAPLES                            5%
FINANCIALS                                  4%
CASH & NET OTHER ASSETS AND LIABILITIES     2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.89%
                  CONSUMER DISCRETIONARY - 24.40%
      4,464,700   Belo, Class A ..............................   $    38,708,949
      1,195,440   BorgWarner * ...............................        51,810,370
      2,590,900   Gannett ....................................        44,097,118
      3,493,500   H&R Block ..................................        63,965,985
      3,811,000   Interpublic Group * ........................        33,956,010
      1,406,000   Mattel .....................................        32,408,300
      1,448,855   McGraw-Hill ................................        48,855,391
      5,186,745   New York Times, Class A * ..................        51,452,510
      1,924,800   Pearson, SP ADR (Britain) ..................        30,739,056
        774,557   Scholastic .................................        20,920,785
                                                                 ---------------
                                                                     416,914,474
                                                                 ---------------
                  CONSUMER STAPLES - 4.67%
        680,520   Bunge ......................................        36,033,534
        984,400   Molson Coors Brewing, Class B ..............        43,667,984
                                                                 ---------------
                                                                      79,701,518
                                                                 ---------------
                  ENERGY - 6.74%
      1,231,325   Compagnie Generale de Geophysique-Veritas,
                     SP ADR (France) * .......................        37,013,632
      1,208,200   Denbury Resources * ........................        23,137,030
        812,946   FMC Technologies * .........................        55,028,315
                                                                 ---------------
                                                                     115,178,977
                                                                 ---------------
                  FINANCIALS - 3.85%
      1,544,345   Cincinnati Financial .......................        43,859,398
        622,900   Eaton Vance ................................        21,950,996
                                                                 ---------------
                                                                      65,810,394
                                                                 ---------------
                  HEALTH CARE - 13.87%
        749,300   Beckman Coulter ............................        46,756,320
      1,300,200   Charles River Laboratories * ...............        43,530,696
         73,700   Edwards Lifesciences * .....................         7,596,996
      1,233,800   Forest Laboratories * ......................        33,633,388
        756,400   Lincare Holdings * .........................        35,316,316

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE (CONTINUED)
      1,175,050   PerkinElmer ................................   $    29,435,003
        721,300   Varian Medical Systems * ...................        40,666,894
                                                                 ---------------
                                                                     236,935,613
                                                                 ---------------
                  INDUSTRIALS - 14.16%
      2,311,300   Chicago Bridge & Iron * ....................        54,176,872
      1,054,900   Con-way ....................................        40,972,316
        746,000   Manpower ...................................        41,850,600
      3,462,800   Southwest Airlines .........................        45,639,704
        555,200   URS * ......................................        28,509,520
      1,371,400   Werner Enterprises .........................        30,746,788
                                                                 ---------------
                                                                     241,895,800
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 25.25%
      2,077,300   Akamai Technologies * ......................        80,661,559
        427,500   FactSet Research Systems ...................        32,156,550
        809,725   Harris .....................................        41,684,643
        955,500   Intuit * ...................................        34,550,880
      2,269,900   Jabil Circuit ..............................        34,774,868
      1,180,900   Lexmark International Group, Class A * .....        43,752,345
      1,209,004   Mentor Graphics * ..........................        10,868,946
      1,498,470   Molex ......................................        33,580,713
      1,130,160   Molex, Class A .............................        21,473,040
      1,686,100   Nuance Communications * ....................        30,805,047
      1,108,608   Unisys * ...................................        31,063,196
      1,243,055   Zebra Technologies * .......................        36,110,748
                                                                 ---------------
                                                                     431,482,535
                                                                 ---------------
                  MATERIALS - 4.95%
        618,900   FMC ........................................        39,386,796
        761,200   Sigma-Aldrich ..............................        45,139,158
                                                                 ---------------
                                                                      84,525,954
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $1,356,515,713) ...................     1,672,445,265
                                                                 ---------------
INVESTMENT COMPANY - 2.07%
     35,414,682   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        35,414,682
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $35,414,682) ......................        35,414,682
                                                                 ---------------
TOTAL INVESTMENTS - 99.96%
   (Cost $1,391,930,395)** ...................................     1,707,859,947
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.04% .....................           688,845
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 1,708,548,792
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...........   $366,859,941
Gross unrealized depreciation ...........    (50,930,389)
                                            ------------
Net unrealized appreciation .............   $315,929,552
                                            ============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND                                       APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    21%
FINANCIALS                                17%
INDUSTRIALS                               16%
CONSUMER DISCRETIONARY                    14%
ENERGY                                     9%
HEALTH CARE                                8%
MATERIALS                                  5%
CONSUMER STAPLES                           4%
CASH & NET OTHER ASSETS AND LIABILITIES    4%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.81%
                  CONSUMER DISCRETIONARY - 14.25%
          1,211   American Eagle Outfitters ..................   $        20,357
            500   Interactive Data ...........................            16,735
          1,479   Speedway Motorsports .......................            24,034
            625   Stanley Black & Decker .....................            38,844
            300   Tiffany ....................................            14,544
          1,824   Virgin Media ...............................            32,084
          1,915   Wendy's/Arby's Group, Class A ..............            10,169
                                                                 ---------------
                                                                         156,767
                                                                 ---------------
                  CONSUMER STAPLES - 4.07%
            200   NBTY * .....................................             8,136
            600   Smucker (J.M.) .............................            36,642
                                                                 ---------------
                                                                          44,778
                                                                 ---------------
                  ENERGY - 8.85%
            400   Chesapeake Energy ..........................             9,520
            100   Comstock Resources * .......................             3,206
            750   Concho Resources * .........................            42,615
            350   Oceaneering International * ................            22,925
            650   Plains Exploration & Production * ..........            19,051
                                                                 ---------------
                                                                          97,317
                                                                 ---------------
                  FINANCIALS - 17.19%
            600   Annaly Capital Management, REIT ............            10,170
            700   Ares Capital ...............................            11,102
            675   Cash America International .................            25,015
            400   Entertainment Properties Trust, REIT .......            17,488
            400   Hatteras Financial, REIT ...................            10,668
          1,300   Hudson City Bancorp ........................            17,290
            300   Investment Technology Group * ..............             5,211
          1,500   Janus Capital Group ........................            21,120
          1,600   SLM * ......................................            19,584
            200   T. Rowe Price Group ........................            11,502
            400   Waddell & Reed Financial, Class A ..........            14,848
            728   Willis Group Holdings ......................            25,080
                                                                 ---------------
                                                                         189,078
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 8.08%
            300   Beckman Coulter ............................   $        18,720
            311   Henry Schein * .............................            18,806
            300   Laboratory Corp of America Holdings * ......            23,571
            300   Quest Diagnostics ..........................            17,148
            255   West Pharmaceutical Services ...............            10,672
                                                                 ---------------
                                                                          88,917
                                                                 ---------------
                  INDUSTRIALS - 15.79%
            200   Alliant Techsystems * ......................            16,182
            300   AMETEK .....................................            12,975
            541   Equifax ....................................            18,177
            550   J.B. Hunt Transport Services ...............            20,273
            400   KAR Auction Services * .....................             6,224
            325   L-3 Communications Holdings ................            30,410
            200   Roper Industries ...........................            12,204
          1,646   RR Donnelley & Sons ........................            35,372
            500   Teledyne Technologies * ....................            21,800
                                                                 ---------------
                                                                         173,617
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 20.91%
          1,200   Broadridge Financial Solutions .............            28,572
          2,100   Convergys * ................................            26,544
            600   Fiserv * ...................................            30,654
            300   Harris .....................................            15,444
            710   Hewitt Associates, Class A * ...............            29,103
          1,010   Intuit * ...................................            36,522
          1,051   Progress Software * ........................            33,895
          1,600   Western Union ..............................            29,200
                                                                 ---------------
                                                                         229,934
                                                                 ---------------
                  MATERIALS - 5.11%
            200   FMC ........................................            12,728
            720   Silgan Holdings ............................            43,438
                                                                 ---------------
                                                                          56,166
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.56%
          1,553   Windstream .................................            17,161
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $897,248) .........................         1,053,735
                                                                 ---------------
INVESTMENT COMPANY - 5.41%
         59,523   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            59,523
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $59,523) ..........................            59,523
                                                                 ---------------
TOTAL INVESTMENTS - 101.22%
   (Cost $956,771)** .........................................         1,113,258
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.22)% ...................           (13,391)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,099,867
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............   $180,692
Gross unrealized depreciation ..............    (24,205)
                                               --------
Net unrealized appreciation ................   $156,487
                                               ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    50%
CONSUMER DISCRETIONARY                    21%
INDUSTRIALS                               11%
FINANCIALS                                10%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
HEALTH CARE                                2%
MATERIALS                                  1%


% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.73%
                  CONSUMER DISCRETIONARY - 21.03%
         64,200   Callaway Golf ..............................   $       602,838
          6,150   Chipotle Mexican Grill * ...................           829,697
         25,700   Ethan Allen Interiors ......................           519,140
         72,650   Gentex .....................................         1,561,249
         31,125   Kenneth Cole Productions, Class A * ........           387,818
          9,025   Lululemon Athletica * ......................           339,521
         29,175   MarineMax * ................................           325,301
         20,125   Oxford Industries ..........................           434,499
         36,050   Perry Ellis International * ................           869,887
         77,250   Pier 1 Imports * ...........................           639,630
         75,300   Quiksilver * ...............................           401,349
         63,150   Ruby Tuesday * .............................           706,649
         23,950   Rue21 * ....................................           756,820
         47,075   Saks * .....................................           458,981
         87,850   Shuffle Master * ...........................           843,360
         27,000   Tempur-Pedic International * ...............           909,900
         45,550   Tenneco * ..................................         1,173,824
         41,825   Ulta Salon, Cosmetics & Fragrance * ........           966,994
                                                                 ---------------
                                                                      12,727,457
                                                                 ---------------
                  FINANCIALS - 9.81%
         58,025   FelCor Lodging Trust, REIT * ...............           470,583
         34,250   First Midwest Bancorp ......................           520,600
         56,625   KKR Financial Holdings .....................           500,565
         28,125   LaSalle Hotel Properties, REIT .............           741,094
         24,525   MB Financial ...............................           600,863
         55,475   Old National Bancorp .......................           743,920
        158,750   Strategic Hotels & Resorts * ...............         1,019,175
         63,225   Sunstone Hotel Investors * .................           804,854
         48,675   Susquehanna Bancshares .....................           530,558
                                                                 ---------------
                                                                       5,932,212
                                                                 ---------------
                  HEALTH CARE - 2.35%
         10,075   Almost Family * ............................           426,777
         86,450   Alphatec Holdings * ........................           577,486
         41,025   Vivus * ....................................           418,045
                                                                 ---------------
                                                                       1,422,308
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 10.80%
         91,975   AMR * ......................................   $       678,776
         14,750   Atlas Air Worldwide Holdings * .............           815,233
         60,925   Avis Budget Group * ........................           921,186
         24,050   CDI ........................................           419,192
         15,750   Kforce * ...................................           218,768
         42,350   Knight Transportation ......................           901,632
        128,100   Pacer International * ......................           850,584
        131,575   US Airways Group * .........................           930,235
         50,550   UTI Worldwide ..............................           801,218
                                                                 ---------------
                                                                       6,536,824
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 49.78%
         48,650   ACI Worldwide ..............................           914,134
        148,550   Amkor Technology * .........................         1,120,067
         46,725   Cavium Networks * ..........................         1,290,077
         46,900   Cypress Semiconductor * ....................           604,541
         27,100   Diodes * ...................................           581,837
        153,000   Entegris * .................................           947,070
         50,975   Fairchild Semiconductor International * ....           571,940
         20,800   FARO Technologies * ........................           524,368
         32,475   GSI Commerce * .............................           884,944
         63,175   Intevac * ..................................           879,396
         33,275   JDS Uniphase * .............................           432,242
        121,450   Kulicke & Soffa Industries * ...............           995,890
         75,150   LSI * ......................................           452,403
        436,800   LTX-Credence * .............................         1,480,752
        211,975   Mattson Technology * .......................           953,888
         73,725   NetScout Systems * .........................         1,070,487
        138,350   ON Semiconductor * .........................         1,098,499
        163,000   PLX Technology * ...........................           855,750
        178,100   RF Micro Devices * .........................         1,000,922
         25,950   Riverbed Technology * ......................           804,191
         53,125   Rubicon Technology * .......................         1,441,813
         51,175   Seagate Technology .........................           940,085
         53,200   Silicon Graphics International * ...........           526,148
        183,125   Sonic Solutions * ..........................         2,298,219
         38,525   Standard Microsystems * ....................           989,322
         97,100   Teradyne * .................................         1,187,533
         79,625   TriQuint Semiconductor * ...................           600,372
         80,050   TTM Technologies * .........................           869,341
         17,525   Veeco Instruments * ........................           770,923
         16,500   WebMD Health * .............................           799,258
         32,700   Western Digital * ..........................         1,343,641
         50,875   Xyratex * ..................................           895,400
                                                                 ---------------
                                                                      30,125,453
                                                                 ---------------
                  MATERIALS - 0.96%
         32,825   Solutia * ..................................           577,718
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $44,002,775) ......................        57,321,972
                                                                 ---------------
INVESTMENT COMPANY - 4.73%
      2,864,251   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         2,864,251
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $2,864,251) .......................         2,864,251
                                                                 ---------------
TOTAL INVESTMENTS - 99.46%
   (Cost $46,867,026)** ......................................        60,186,223
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.54% .....................           328,731
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    60,514,954
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............   $13,915,091
Gross unrealized depreciation ..............      (595,894)
                                               -----------
Net unrealized appreciation ................   $13,319,197
                                               ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FASCIANO SMALL CAP FUND                                           APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES   32%
CONSUMER DISCRETIONARY                    16%
INDUSTRIALS                               12%
HEALTH CARE                               10%
FINANCIALS                                10%
CONSUMER STAPLES                           7%
ENERGY                                     5%
MATERIALS                                  4%
INFORMATION TECHNOLOGY                     4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 67.45%
CONSUMER DISCRETIONARY - 15.84%
            700   Bank (Jos A. ) Clothiers * .................   $        42,602
          1,000   Buckle .....................................            36,180
          1,800   Lincoln Educational Services * .............            44,928
          1,300   M.D.C. Holdings ............................            49,790
            400   National Presto Industries .................            44,788
          2,500   PetMed Express .............................            55,350
          1,000   Steiner Leisure * ..........................            46,870
            700   Steven Madden * ............................            40,572
                                                                 ---------------
                                                                         361,080
                                                                 ---------------
                  CONSUMER STAPLES - 6.81%
          1,100   J & J Snack Foods ..........................            51,249
            800   Lancaster Colony ...........................            43,976
          1,500   Orchids Paper Products * ...................            22,215
          2,500   Spartan Stores .............................            37,725
                                                                 ---------------
                                                                         155,165
                                                                 ---------------
                  ENERGY - 4.71%
          1,000   Arena Resources * ..........................            36,930
            500   Contango Oil & Gas * .......................            27,450
            800   Tidewater ..................................            42,888
                                                                 ---------------
                                                                         107,268
                                                                 ---------------
                  FINANCIALS - 9.69%
          1,300   American Physicians Service Group ..........            30,394
          1,200   First of Long Island .......................            30,888
            700   Navigators Group * .........................            28,091
          2,500   PrivateBancorp .............................            35,800
          2,500   S.Y. Bancorp ...............................            59,350
          2,000   Walter Investment Management REIT ..........            36,260
                                                                 ---------------
                                                                         220,783
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 10.06%
            300   Atrion .....................................   $        42,534
          6,000   Health Grades * ............................            42,060
          1,500   Kensey Nash * ..............................            33,975
            700   Landauer ...................................            47,705
          1,500   Meridian Bioscience ........................            29,985
          1,050   Owens & Minor ..............................            33,023
                                                                 ---------------
                                                                         229,282
                                                                 ---------------
                  INDUSTRIALS - 11.88%
          1,200   Esterline Technologies * ...................            66,936
          1,000   FTI Consulting * ...........................            41,130
          2,500   John Bean Technologies .....................            45,925
          1,500   Omega Flex .................................            18,360
             30   Seaboard ...................................            43,800
          1,300   Thomas & Betts * ...........................            54,522
                                                                 ---------------
                                                                         270,673
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 4.18%
          1,000   Mesa Laboratories ..........................            25,820
          5,000   Spectrum Control * .........................            69,500
                                                                 ---------------
                                                                          95,320
                                                                 ---------------
                  MATERIALS - 4.28%
          3,000   KMG Chemicals ..............................            55,320
            700   Silgan Holdings ............................            42,231
                                                                 ---------------
                                                                          97,551
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $1,354,475) .......................         1,537,122
                                                                 ---------------
INVESTMENT COMPANY - 31.81%
        724,780   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           724,780
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $724,780) .........................           724,780
                                                                 ---------------
TOTAL INVESTMENTS - 99.26%
   (Cost $2,079,255)** .......................................         2,261,902
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.74% .....................            16,836
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     2,278,738
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................   $203,102
Gross unrealized depreciation ...................    (20,455)
                                                    --------
Net unrealized appreciation .....................   $182,647
                                                    ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    25%
FINANCIALS                                20%
INFORMATION TECHNOLOGY                    17%
INDUSTRIALS                               13%
HEALTH CARE                               11%
ENERGY                                     5%
CONSUMER STAPLES                           3%
MATERIALS                                  3%
TELECOMMUNICATION SERVICES                 2%
CASH & NET OTHER ASSETS AND LIABILITIES    1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.21%
                  CONSUMER DISCRETIONARY - 24.91%
        870,480   Aaron Rents ................................   $    19,646,734
        902,909   BJ's Restaurants * .........................        21,787,194
        325,980   Blue Nile * ................................        17,599,660
      1,335,126   Domino's Pizza * ...........................        20,574,292
        639,487   DSW, Class A * .............................        19,312,507
      1,851,743   E.W. Scripps, Class A * ....................        20,258,068
        293,379   Gannett ....................................         4,993,311
        629,969   Grand Canyon Education * ...................        15,232,650
      1,613,700   Liz Claiborne * ............................        14,103,738
        692,593   Lumber Liquidators * .......................        21,096,383
        585,617   M.D.C. Holdings ............................        22,429,131
        443,883   Morningstar * ..............................        20,866,940
      1,174,454   Texas Roadhouse * ..........................        17,358,430
      1,047,888   Winnebago Industries * .....................        17,426,377
                                                                 ---------------
                                                                     252,685,415
                                                                 ---------------
                  CONSUMER STAPLES - 3.35%
        440,857   TreeHouse Foods * ..........................        18,643,843
        498,111   United Natural Foods * .....................        15,287,027
                                                                 ---------------
                                                                      33,930,870
                                                                 ---------------
                  ENERGY - 4.89%
        456,752   Bill Barrett * .............................        15,566,108
        807,948   Hornbeck Offshore Services * ...............        19,770,488
      1,288,933   Precision Drilling Trust * .................         9,821,669
        350,604   Willbros Group * ...........................         4,400,080
                                                                 ---------------
                                                                      49,558,345
                                                                 ---------------
                  FINANCIALS - 20.23%
        550,615   Bank of the Ozarks .........................        21,182,159
      1,084,578   BioMed Realty Trust, REIT ..................        20,075,539
      1,109,906   East West Bancorp ..........................        21,743,059
        366,981   GAMCO Investors ............................        16,884,796
      1,158,569   Glacier Bancorp ............................        21,421,941
      1,305,496   Janus Capital Group ........................        18,381,384
        825,548   LaSalle Hotel Properties, REIT .............        21,753,190
        671,927   Raymond James Financial ....................        20,587,843

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
      1,397,729   Redwood Trust, REIT ........................   $    23,314,120
          2,828   Teton Advisors (a) .........................            31,179
        631,022   Washington, REIT ...........................        19,845,642
                                                                 ---------------
                                                                     205,220,852
                                                                 ---------------
                  HEALTH CARE - 10.91%
        113,130   Amedisys * .................................         6,514,025
        306,869   Analogic ...................................        14,674,475
      2,197,582   Health Management Associates, Class A * ....        20,481,464
        395,870   NuVasive * .................................        16,468,192
        310,490   Quality Systems ............................        19,874,465
        331,405   Teleflex ...................................        20,321,755
        216,610   United Therapeutics * ......................        12,322,943
                                                                 ---------------
                                                                     110,657,319
                                                                 ---------------
                  INDUSTRIALS - 13.41%
        650,910   Advisory Board * ...........................        21,434,466
        667,233   Colfax Corp * ..............................         8,707,391
        698,419   Corporate Executive Board ..................        19,178,586
        681,575   EMCOR Group * ..............................        19,465,782
        224,110   ESCO Technologies ..........................         6,913,793
        743,913   Forward Air ................................        20,844,442
        748,559   Terex * ....................................        19,851,785
        411,877   Wabtec .....................................        19,597,108
                                                                 ---------------
                                                                     135,993,353
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 16.98%
      1,941,179   3PAR * .....................................        18,111,200
        754,815   Acme Packet * ..............................        19,730,864
        439,101   Blackboard * ...............................        18,683,747
        255,114   FactSet Research Systems ...................        19,189,675
      1,616,040   Netezza * ..................................        22,123,588
        648,361   NETGEAR * ..................................        17,544,649
      1,090,088   RightNow Technologies * ....................        17,877,443
      1,219,007   SeaChange International * ..................        10,154,328
      1,574,090   VASCO Data Security International * ........        10,200,103
        819,205   Websense * .................................        18,653,298
                                                                 ---------------
                                                                     172,268,895
                                                                 ---------------
                  MATERIALS - 2.76%
        318,951   Royal Gold .................................        16,323,912
        309,313   Texas Industries ...........................        11,704,404
                                                                 ---------------
                                                                      28,028,316
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.77%
      1,169,177   Cbeyond * ..................................        17,981,942
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $764,353,553) .....................     1,006,325,307
                                                                 ---------------
INVESTMENT COMPANY - 1.03%
     10,471,087   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        10,471,087
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $10,471,087) ......................        10,471,087
                                                                 ---------------
TOTAL INVESTMENTS - 100.24%
   (Cost $774,824,640)** .....................................     1,016,796,394
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.24)% ...................        (2,478,028)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 1,014,318,366
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............   $247,089,424
Gross unrealized depreciation ..............     (5,117,670)
                                               ------------
Net unrealized appreciation ................   $241,971,754
                                               ============

(a) This security has been determined by the Sub-Adviser to be an illiquid security. At April 30, 2010, this security amounted to $31,179 or 0.00% of net assets.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SELECT VALUE FUND (FORMERLY KNOWN AS
RIVER ROAD SMALL-MID CAP FUND)                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FINANCIALS                                24%
CONSUMER DISCRETIONARY                    22%
INDUSTRIALS                               13%
CONSUMER STAPLES                          10%
HEALTH CARE                                8%
INFORMATION TECHNOLOGY                     7%
MATERIALS                                  6%
UTILITIES                                  6%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
ENERGY                                     1%
TELECOMMUNICATION SERVICES                 1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.21%
                  CONSUMER DISCRETIONARY - 22.24%
        106,260   Big Lots * .................................   $     4,059,132
         89,200   Bob Evans Farms ............................         2,758,956
         37,960   Corinthian Colleges * ......................           592,935
         88,650   Cracker Barrel Old Country Store ...........         4,376,650
         84,860   Dollar Tree * ..............................         5,152,699
        114,420   Dress Barn * ...............................         3,167,145
        232,500   Fred's, Class A ............................         3,229,425
         81,020   Hillenbrand ................................         1,991,472
        100,650   International Speedway, Class A ............         3,075,864
        145,460   Lincoln Educational Services * .............         3,630,682
         98,640   Papa John's International * ................         2,702,736
        323,680   PetSmart ...................................        10,704,098
        200,640   Rent-A-Center * ............................         5,180,525
         10,830   Signet Jewelers * ..........................           346,777
         27,360   UniFirst ...................................         1,337,083
                                                                 ---------------
                                                                      52,306,179
                                                                 ---------------
                  CONSUMER STAPLES - 10.41%
         24,680   BJ's Wholesale Club * ......................           944,750
         12,283   Casey's General Stores .....................           474,492
         30,380   Coca-Cola Bottling .........................         1,673,330
         51,920   Compania Cervecerias Unidas, ADR (Chile) ...         2,240,348
        195,850   Dean Foods * ...............................         3,074,845
         89,280   Industrias Bachoco, SP ADR (Mexico) ........         1,964,160
         37,086   J & J Snack Foods ..........................         1,727,837
         43,970   National Beverage ..........................           510,052
        257,160   Ruddick ....................................         9,088,034
        103,600   Village Super Market, Class A (a) ..........         2,787,876
                                                                 ---------------
                                                                      24,485,724
                                                                 ---------------
                  ENERGY - 1.26%
         33,820   Bristow Group * ............................         1,309,172
        109,440   Frontier Oil ...............................         1,663,488
                                                                 ---------------
                                                                       2,972,660
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS - 23.49%
         12,699   Alleghany * ................................   $     3,773,635
         90,300   BancorpSouth ...............................         1,999,242
         29,060   Bank of Hawaii .............................         1,536,693
        123,840   Cincinnati Financial .......................         3,517,056
         89,887   Commerce Bancshares ........................         3,723,119
        114,140   eHealth * ..................................         1,564,859
         67,720   FirstService * .............................         1,616,476
        258,120   Hilltop Holdings * .........................         3,027,748
        132,000   Knight Capital Group, Class A * ............         2,052,600
        143,335   Max Capital Group ..........................         3,196,370
         50,220   Navigators Group * .........................         2,015,329
         79,390   OneBeacon Insurance Group, Class A .........         1,287,706
         53,550   Oppenheimer Holdings, Class A ..............         1,556,699
         64,990   PartnerRe ..................................         5,041,924
        346,640   People's United Financial ..................         5,383,319
         20,580   Republic Bancorp, Class A ..................           497,007
        105,200   UMB Financial ..............................         4,431,024
        247,000   W. R. Berkley ..............................         6,669,000
          6,872   White Mountains Insurance Group ............         2,361,219
                                                                 ---------------
                                                                      55,251,025
                                                                 ---------------
                  HEALTH CARE - 7.79%
          7,460   Air Methods * ..............................           246,777
         19,290   Chemed .....................................         1,061,143
         15,560   Genoptix * .................................           602,016
         35,020   Haemonetics * ..............................         2,026,257
         93,970   ICU Medical * ..............................         3,346,272
        213,150   Kindred Healthcare * .......................         3,802,596
        105,160   Martek Biosciences * .......................         2,316,675
         29,250   National Healthcare ........................         1,034,280
         44,260   Odyssey HealthCare * .......................           921,936
         89,340   STERIS .....................................         2,973,235
                                                                 ---------------
                                                                      18,331,187
                                                                 ---------------
                  INDUSTRIALS - 12.62%
         76,880   Administaff ................................         1,702,123
         53,455   AMERCO * ...................................         3,338,265
        202,170   Brink's ....................................         5,383,787
         87,160   Copart * ...................................         3,110,740
         80,170   Corporate Executive Board ..................         2,201,468
        164,760   Equifax ....................................         5,535,936
        245,920   Geo Group * ................................         5,208,586
         58,785   Korn/Ferry International * .................           952,905
         92,980   Tutor Perini * .............................         2,256,625
                                                                 ---------------
                                                                      29,690,435
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 7.33%
         29,810   Daktronics .................................           249,808
         90,540   DST Systems ................................         3,843,423
         41,490   Forrester Research * .......................         1,332,244
         92,100   Hewitt Associates, Class A * ...............         3,775,179
        155,150   Ingram Micro, Class A * ....................         2,817,524
         81,580   Ituran Location and Control ................         1,215,542
         81,460   j2 Global Communications * .................         1,961,557
        296,300   TeleCommunication Systems, Class A * .......         2,047,433
                                                                 ---------------
                                                                      17,242,710
                                                                 ---------------
                  MATERIALS - 6.13%
        221,220   AptarGroup .................................         9,521,309
        235,060   Glatfelter .................................         3,453,031
         18,970   Stepan .....................................         1,436,978
                                                                 ---------------
                                                                      14,411,318
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SELECT VALUE FUND (FORMERLY KNOWN AS
RIVER ROAD SMALL-MID CAP FUND)                                    APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  TELECOMMUNICATION SERVICES - 1.00%
         53,660   nTelos Holdings ............................   $     1,053,346
         30,770   United States Cellular * ...................         1,294,802
                                                                 ---------------
                                                                       2,348,148
                                                                 ---------------
                  UTILITIES - 5.94%
        113,220   Avista .....................................         2,448,949
         63,820   Energen ....................................         3,118,883
         53,100   National Fuel Gas ..........................         2,762,262
         46,896   Portland General Electric ..................           932,292
        105,712   SJW ........................................         2,904,966
         54,580   UniSource Energy ...........................         1,818,606
                                                                 ---------------
                                                                      13,985,958
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $197,381,626) .....................       231,025,344
                                                                 ---------------
INVESTMENT COMPANY - 1.71%
      4,022,548   BlackRock Liquidity Funds
                     TempFund Portfolio ......................         4,022,548
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $4,022,548) .......................         4,022,548
                                                                 ---------------
TOTAL INVESTMENTS - 99.92%
   (Cost $201,404,174)** .....................................       235,047,892
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08% .....................           184,710
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   235,232,602
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $36,100,310
Gross unrealized depreciation ..........    (2,456,592)
                                           -----------
Net unrealized appreciation ............   $33,643,718
                                           ===========

(a) This security has been determined by the Sub-Adviser to be an illiquid security. At April 30, 2010, this security amounted to $2,787,876 or 1.19 % of net assets.

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    24%
FINANCIALS                                18%
CONSUMER STAPLES                          11%
INDUSTRIALS                               11%
HEALTH CARE                               10%
INFORMATION TECHNOLOGY                     7%
MATERIALS                                  6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
UTILITIES                                  4%
ENERGY                                     3%
TELECOMMUNICATION SERVICES                 1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.21%
                  CONSUMER DISCRETIONARY - 24.04%
         95,030   Ambassadors Group ..........................   $     1,153,664
        247,030   Big Lots * .................................         9,436,546
        227,640   Bob Evans Farms ............................         7,040,905
         98,040   Churchill Downs ............................         3,757,873
         92,880   Corinthian Colleges * ......................         1,450,786
        215,226   Cracker Barrel Old Country Store ...........        10,625,708
        110,931   Dollar Tree * ..............................         6,735,730
        266,559   Dress Barn * ...............................         7,378,353
        707,418   Fred's, Class A ............................         9,826,036
        144,102   Frisch's Restaurants .......................         3,157,275
        197,440   Hillenbrand ................................         4,853,075
        270,920   International Speedway, Class A ............         8,279,315
        339,380   Lincoln Educational Services * .............         8,470,925
        655,838   Mac-Gray (a) ...............................         7,640,513
        331,830   Monarch Casino & Resort * (a) ..............         3,855,865
         97,194   Nathan's Famous * (a) ......................         1,524,002
        248,708   Papa John's International * ................         6,814,599
        281,647   PetMed Express .............................         6,235,665
        236,700   PetSmart ...................................         7,827,669
        462,325   Rent-A-Center * ............................        11,937,231
         66,043   UniFirst ...................................         3,227,521
        297,480   Universal Electronics * ....................         6,312,526
                                                                 ---------------
                                                                     137,541,782
                                                                 ---------------
                  CONSUMER STAPLES - 11.27%
         60,150   BJ's Wholesale Club * ......................         2,302,542
         29,839   Casey's General Stores .....................         1,152,681
         72,713   Coca-Cola Bottling .........................         4,005,032
        679,073   Harbinger Group * (a) ......................         4,542,998
        319,638   HQ Sustainable Maritime
                     Industries * ............................         1,818,740
        306,944   Industrias Bachoco, SP ADR
                  (Mexico) ...................................         6,752,768
        119,983   J & J Snack Foods ..........................         5,590,008
        102,377   National Beverage ..........................         1,187,573
        625,731   Ruddick ....................................        22,113,334

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CONSUMER STAPLES (CONTINUED)
        200,270   Seneca Foods, Class A * (a) ................   $     6,576,867
        314,609   Village Super Market, Class A (a) ..........         8,466,128
                                                                 ---------------
                                                                      64,508,671
                                                                 ---------------
                  ENERGY - 3.05%
         84,100   Bristow Group * ............................         3,255,511
         15,813   Eastern American Natural Gas Trust .........           355,634
        862,179   Evolution Petroleum * ......................         5,155,830
        261,160   Frontier Oil ...............................         3,969,632
        891,600   Gastar Exploration * .......................         4,743,312
                                                                 ---------------
                                                                      17,479,919
                                                                 ---------------
                  FINANCIALS - 17.81%
        147,290   Avatar Holdings * ..........................         3,511,394
        273,000   BancorpSouth ...............................         6,044,220
         70,820   Bank of Hawaii .............................         3,744,962
         15,200   Capital Southwest ..........................         1,429,560
        300,860   Dime Community Bancshares ..................         3,835,965
        399,460   eHealth * ..................................         5,476,597
         47,585   First Citizens BancShares, Class A .........         9,802,510
        172,330   FirstService * .............................         4,113,517
        156,890   FPIC Insurance Group * .....................         4,270,546
         30,009   Gyrodyne Company of America
                     REIT * (a) ..............................         1,231,119
        553,930   Hilltop Holdings * .........................         6,497,599
        321,710   Knight Capital Group, Class A * ............         5,002,591
        342,821   Max Capital Group ..........................         7,644,908
        706,799   Medallion Financial ........................         5,654,392
        118,927   Navigators Group * .........................         4,772,541
        193,168   OneBeacon Insurance Group, Class A .........         3,133,185
        163,909   Oppenheimer Holdings, Class A                        4,764,835
         60,130   Republic Bancorp, Class A ..................         1,452,140
        104,520   Student Loan ...............................         2,951,645
        249,560   UMB Financial ..............................        10,511,467
         17,594   White Mountains Insurance Group ............         6,045,298
                                                                 ---------------
                                                                     101,890,991
                                                                 ---------------
                  HEALTH CARE - 10.19%
        177,340   Air Methods * ..............................         5,866,407
         22,130   Chemed .....................................         1,217,371
        261,646   Chindex International * ....................         3,307,205
        194,760   Ensign Group ...............................         3,381,034
         38,068   Genoptix * .................................         1,472,851
         87,780   Haemonetics * ..............................         5,078,951
        229,034   ICU Medical * ..............................         8,155,901
        549,740   Kindred Healthcare * .......................         9,807,362
        300,580   Martek Biosciences * .......................         6,621,777
         94,400   National Healthcare ........................         3,337,984
        107,660   Odyssey HealthCare * .......................         2,242,558
        234,240   STERIS .....................................         7,795,507
                                                                 ---------------
                                                                      58,284,908
                                                                 ---------------
                  INDUSTRIALS - 11.27%
        194,250   Administaff ................................         4,300,695
        123,960   AMERCO * ...................................         7,741,302
        491,756   Brink's ....................................        13,095,462
        127,770   Copart * ...................................         4,560,111
        190,340   Corporate Executive Board ..................         5,226,736
        587,220   Geo Group * ................................        12,437,320
        134,870   Korn/Ferry International * .................         2,186,243
        141,240   Sterling Construction * ....................         2,471,700
        232,580   Tutor Perini * .............................         5,644,717
        484,700   Volt Information Sciences * ................         6,078,138
        152,068   WCA Waste * ................................           754,257
                                                                 ---------------
                                                                      64,496,681
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 7.33%
        685,310   BigBand Networks * .........................   $     2,261,523
         49,440   Computer Services (a) ......................         2,014,680
        107,000   Daktronics .................................           896,660
        209,850   DST Systems ................................         8,908,132
        366,980   Electro Rent (a) ...........................         5,244,144
        101,051   Forrester Research * .......................         3,244,748
        323,993   Ingram Micro, Class A * ....................         5,883,713
        196,500   Ituran Location and Control ................         2,927,850
        221,380   j2 Global Communications * .................         5,330,830
        759,520   TeleCommunication Systems, Class A * .......         5,248,283
                                                                 ---------------
                                                                      41,960,563
                                                                 ---------------
                  MATERIALS - 6.28%
        552,486   AptarGroup .................................        23,778,997
        502,326   Glatfelter .................................         7,379,169
         62,950   Stepan .....................................         4,768,463
                                                                 ---------------
                                                                      35,926,629
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.51%
        147,580   nTelos Holdings ............................         2,896,995
                                                                 ---------------
                  UTILITIES - 3.46%
        271,920   Avista .....................................         5,881,630
        139,890   Portland General Electric                            2,781,013
        238,876   SJW (a) ....................................         6,564,312
        137,750   UniSource Energy ...........................         4,589,830
                                                                 ---------------
                                                                      19,816,785
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $461,431,942) .....................       544,803,924
                                                                 ---------------
INVESTMENT COMPANY - 5.23%
     29,935,816   BlackRock Liquidity Funds
                     TempFund Portfolio ......................        29,935,816
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $29,935,816) ......................        29,935,816
                                                                 ---------------
TOTAL INVESTMENTS - 100.44%
   (Cost $491,367,758)** .....................................       574,739,740
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.44)% ...................        (2,509,515)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   572,230,225
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................   $ 94,553,392
Gross unrealized depreciation ...................................    (11,181,410)
                                                                    ------------
Net unrealized appreciation .....................................   $ 83,371,982
                                                                    ============

(a) These securities have been determined by the Sub-Adviser to be illiquid securities. At April 30, 2010, these securities amounted to $47,660,628 or 8.33% of net assets.

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER STAPLES                          23%
ENERGY                                    15%
FINANCIALS                                13%
INFORMATION TECHNOLOGY                    13%
MATERIALS                                  9%
HEALTH CARE                                6%
TELECOMMUNICATION SERVICES                 6%
INDUSTRIALS                                5%
CONSUMER DISCRETIONARY                     5%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.65%
                  AUSTRALIA - 1.55%
          5,000   Foster's Group (a) .........................   $        25,056
                                                                 ---------------
                  BRAZIL - 2.62%
          1,000   Petroleo Brasileiro, ADR ...................            42,430
                                                                 ---------------
                  CHINA - 29.23%
            175   Baidu, SP ADR * ............................           120,627
         55,000   Bank of China (a) ..........................            28,313
         40,000   China Construction Bank (a) ................            32,483
         10,000   China Life Insurance .......................            46,045
          5,000   China Mobile (a) ...........................            48,945
         25,000   China Oilfield Services (a) ................            34,863
         20,000   China South Locomotive and
                     Rolling Stock (a) .......................            15,060
         30,000   CNOOC (a) ..................................            52,769
         20,000   Mandarin Oriental International (a) ........            34,676
         20,000   Shangri-La Asia (a) ........................            38,595
          1,000   Tencent Holdings (a) .......................            20,680
                                                                 ---------------
                                                                         473,056
                                                                 ---------------
                  INDIA - 1.85%
            500   Infosys Technologies, SP ADR ...............            29,940
                                                                 ---------------
                  ITALY - 1.38%
          1,000   Eni (a) ....................................            22,349
                                                                 ---------------
                  JAPAN - 1.25%
          1,000   Komatsu (a) ................................            20,157
                                                                 ---------------
                  LUXEMBOURG - 1.12%
            500   Evraz Group, GDR * (a) .....................            18,032
                                                                 ---------------
                  NETHERLANDS - 3.65%
          1,000   Akzo Nobel (a) .............................            59,135
                                                                 ---------------
                  NORWAY - 2.14%
          1,000   Yara International (a) .....................            34,699
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  RUSSIA - 20.55%
          1,000   Gazprom, SP ADR ............................   $        23,220
            500   LUKOIL, SP ADR .............................            28,700
          2,000   Mining and Metallurgical Company
                     Norilsk Nickel, ADR * ...................            38,400
            500   Mobile TeleSystems, SP ADR .................            27,625
          2,000   Polyus Gold, SP ADR ........................            50,020
          5,000   Rosneft Oil, GDR (a) .......................            40,015
          1,000   Vimpel-Communications, SP ADR ..............            14,950
          3,000   Wimm-Bill-Dann Foods, ADR * ................            65,250
          1,250   X 5 Retail Group, GDR * (a) ................            44,401
                                                                 ---------------
                                                                         332,581
                                                                 ---------------
                  SWITZERLAND - 2.44%
            250   Roche Holding (a) ..........................            39,472
                                                                 ---------------
                  TAIWAN - 1.96%
          3,000   Taiwan Semiconductor
                     Manufacturing, SP ADR ...................            31,770
                                                                 ---------------
                  UNITED KINGDOM - 24.91%
          1,000   AstraZeneca (a) ............................            44,187
          1,000   British American Tobacco (a) ...............            31,445
          2,500   Diageo (a) .................................            42,638
          1,000   GlaxoSmithKline (a) ........................            18,561
          3,000   HSBC Holdings PLC (a) ......................            30,544
          5,000   ICAP (a) ...................................            28,847
          1,000   Imperial Tobacco Group (a) .................            28,488
          5,000   Rolls-Royce Group PLC (a) ..................            44,057
        300,000   Rolls-Royce Group PLC,
                     C Shares * (a) (b) ......................               459
        450,000   Rolls-Royce Group PLC,
                     C Shares * (a) (b) ......................               689
          1,500   Standard Chartered PLC (a) .................            40,012
          5,000   Tesco PLC (a) ..............................            33,164
          2,000   Unilever PLC (a) ...........................            60,101
                                                                 ---------------
                                                                         403,192
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $1,687,683) .......................         1,531,869
                                                                 ---------------
INVESTMENT COMPANY - 5.82%
         94,257   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            94,257
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $94,257) ..........................            94,257
                                                                 ---------------
TOTAL INVESTMENTS - 100.47%
   (Cost $1,781,940)** .......................................         1,626,126
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.47)% ...................            (7,687)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,618,439
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......................................   $ 145,644
Gross unrealized depreciation ......................................    (301,458)
                                                                       ---------
Net unrealized depreciation ........................................   $(155,814)
                                                                       =========

(a) Securities with a total aggregate market value of $1,012,892 or 62.58% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

(b) These securities have been determined by the Adviser to be illiquid securities. At April 30, 2010, these securities amounted to $1,148 or 0.07% of net assets.

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FINANCIALS                                20%
MATERIALS                                 14%
ENERGY                                    12%
INDUSTRIALS                               11%
CONSUMER STAPLES                          10%
INFORMATION TECHNOLOGY                     9%
CONSUMER DISCRETIONARY                     7%
HEALTH CARE                                6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
TELECOMMUNICATION SERVICES                 4%
UTILITIES                                  2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.34%
                  AUSTRALIA - 1.47%
         10,000   Rio Tinto (a) ..............................   $       653,401
                                                                 ---------------
                  BRAZIL - 4.29%
         51,500   BRF- Brasil Foods SA, ADR ..................           687,525
         14,137   Petroleo Brasileiro, ADR ...................           599,833
         37,800   Redecard ...................................           627,590
                                                                 ---------------
                                                                       1,914,948
                                                                 ---------------
                  CANADA - 1.94%
          7,894   Niko Resources .............................           865,325
                                                                 ---------------
                  CHINA - 1.38%
        846,000   Industrial and Commercial Bank
                     of China, Class H (a) ...................           616,605
                                                                 ---------------
                  FRANCE - 7.51%
          5,700   LVMH Moet Hennessy Louis
                     Vuitton SA (a) ..........................           655,963
         16,000   Publicis Groupe (a) ........................           705,957
         32,266   Suez Environnement (a) .....................           699,309
         12,714   Total (a) ..................................           691,735
         10,700   Vinci (a) ..................................           596,262
                                                                 ---------------
                                                                       3,349,226
                                                                 ---------------
                  GERMANY - 9.14%
         10,050   Bayer (a) ..................................           641,966
          9,661   Deutsche Boerse (a) ........................           750,008
         45,216   Deutsche Telekom ...........................           588,724
         11,514   Fresenius (a) ..............................           834,742
         11,490   K+S (a) ....................................           660,777
          4,259   Muenchener Rueckversicherungs-
                     Gesellschaft (a) ........................           600,237
                                                                 ---------------
                                                                       4,076,454
                                                                 ---------------
                  HONG KONG - 3.41%
        346,000   BOC Hong Kong Holdings (a) .................           828,074
         50,000   Sun Hung Kai Properties (a) ................           693,202
                                                                 ---------------
                                                                       1,521,276
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  JAPAN - 18.79%
          7,800   DISCO (a) ..................................   $       550,642
        101,000   FUJITSU (a) ................................           710,228
         66,000   Hitachi Metals (a) .........................           708,192
          2,700   KEYENCE (a) ................................           645,152
         22,200   Kurita Water Industries (a) ................           641,948
         40,700   Mitsui (a) .................................           611,684
          6,200   Nidec (a) ..................................           636,116
         94,200   Nomura Holdings (a) ........................           651,121
            402   NTT DoCoMo (a) .............................           625,428
            900   Rakuten (a) ................................           697,773
         13,700   Secom (a) ..................................           594,792
         10,500   Shin-Etsu Chemical (a) .....................           605,278
          7,200   UniCharm (a) ...............................           699,845
                                                                 ---------------
                                                                       8,378,199
                                                                 ---------------
                  NETHERLANDS - 4.37%
         12,600   Heineken NV (a) ............................           587,511
          8,177   Koninklijke Vopak * (a) ....................           670,690
         22,654   Unilever (a) ...............................           689,199
                                                                 ---------------
                                                                       1,947,400
                                                                 ---------------
                  NORWAY - 2.74%
         49,600   Telenor ASA * (a) ..........................           705,117
         14,859   Yara International (a) .....................           515,599
                                                                 ---------------
                                                                       1,220,716
                                                                 ---------------
                  PAGUA NEW GUINEA - 3.24%
        212,400   Lihir Gold (a) .............................           750,587
        133,846   Oil Search (a) .............................           695,344
                                                                 ---------------
                                                                       1,445,931
                                                                 ---------------
                  RUSSIA - 1.54%
         85,700   Rosneft Oil, GDR (a) .......................           685,849
                                                                 ---------------
                  SINGAPORE - 3.28%
         72,000   DBS Group Holdings (a) .....................           792,791
        355,000   Olam International (a) .....................           669,843
                                                                 ---------------
                                                                       1,462,634
                                                                 ---------------
                  SPAIN - 1.29%
         45,300   Grifols SA (a) .............................           573,502
                                                                 ---------------
                  SWITZERLAND - 5.71%
         18,815   Julius Baer Group (a) ......................           646,638
          2,650   Syngenta (a) ...............................           671,430
         41,966   UBS * (a) ..................................           650,145
          2,603   Zurich Financial Services (a) ..............           577,072
                                                                 ---------------
                                                                       2,545,285
                                                                 ---------------
                  UNITED KINGDOM - 23.71%
         35,281   Admiral Group (a) ..........................           707,593
         24,320   Autonomy * (a) .............................           667,131
         35,996   BG Group (a) ...............................           608,430
         47,918   Capita Group (a) ...........................           584,449
        413,088   Centamin Egypt * (a) .......................           836,471
         31,215   Dana Petroleum * (a) .......................           575,604
         37,069   De La Rue (a) ..............................           516,385
         22,468   Imperial Tobacco Group (a) .................           640,072
         41,754   Petropavlovsk (a) ..........................           745,952
         82,050   Prudential (a) .............................           720,353
         12,753   Reckitt Benckiser Group (a) ................           662,494
         81,173   Rolls-Royce Group * (a) ....................           715,256
      7,035,570   Rolls-Royce Group, C Shares * (a) (b) ......            10,765
         35,534   Shire (a) ..................................           782,753
         26,500   Standard Chartered (a) .....................           706,877

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  UNITED KINGDOM (CONTINUED)
        119,755   Tui Travel (a) .............................   $       510,896
         33,192   Tullow Oil (a) .............................           578,088
                                                                 ---------------
                                                                      10,569,569
                                                                 ---------------
                  UNITED STATES - 1.53%
         38,500   Virgin Media (a) ...........................           680,271
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $38,900,039) ......................        42,506,591
                                                                 ---------------
INVESTMENT COMPANY - 1.99%
        887,564   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           887,564
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $887,564) .........................           887,564
                                                                 ---------------
TOTAL INVESTMENTS - 97.33%
   (Cost $39,787,603)** ......................................        43,394,155
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 2.67% .....................         1,189,856
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    44,584,011
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....................................   $4,356,522
Gross unrealized depreciation .....................................     (749,970)
                                                                      ----------
Net unrealized appreciation .......................................   $3,606,552
                                                                      ==========

(a) Securities with a total aggregate market value of $39,137,594 or 87.78% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

(b) This security has been determined by the Adviser to be an illiquid security. At April 30, 2010, this security amounted to $10,765 or 0.02% of net assets.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

DYNAMIC ALLOCATION FUND                                           APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

DOMESTIC EQUITIES                         37%
INTERNATIONAL EQUITIES                    25%
DOMESTIC FIXED INCOME                     24%
COMMODITIES                                6%
REAL ESTATE                                5%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
EXCHANGE TRADED FUNDS - 96.67%
                  COMMODITIES - 5.98%
         58,930   ishares Silver Trust * .....................   $     1,076,651
         31,208   PowerShares DB Agriculture Fund * ..........           777,079
        187,176   United States Natural Gas Fund * ...........         1,284,027
                                                                 ---------------
                                                                       3,137,757
                                                                 ---------------
                  DOMESTIC EQUITIES - 37.01%
         21,502   Energy Select Sector SPDR Fund .............         1,288,185
         89,463   Health Care Select Sector SPDR Fund ........         2,767,091
         56,193   Industrial Select Sector SPDR Fund .........         1,833,578
         32,056   ishares Dow Jones US Basic
                     Materials Sector Index Fund .............         2,052,546
         38,363   iShares Russell 2000 Value Index
                     Fund ....................................         2,615,973
         61,858   iShares Russell Midcap Value Index
                     Fund ....................................         2,604,840
         45,156   Materials Select Sector SPDR Trust .........         1,535,756
         12,180   SPDR S&P Midcap 400 ETF Trust,
                     Series 1 ................................         1,816,403
         95,271   Utilities Select Sector SPDR Fund ..........         2,902,907
                                                                 ---------------
                                                                      19,417,279
                                                                 ---------------
                  DOMESTIC FIXED INCOME - 23.39%
        131,149   iShares Barclays 1-3 Year Treasury
                     Bond Fund ...............................        10,956,187
         12,268   iShares iBoxx $ Investment Grade
                     Corporate Bond Fund .....................         1,316,479
                                                                 ---------------
                                                                      12,272,666
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 24.89%
         24,539   iShares FTSE/Xinhua China 25
                     Index Fund ..............................         1,001,682
         42,213   iShares MSCI Brazil Index Fund .............         3,052,000
        108,898   iShares MSCI Canada Index Fund .............         3,081,813
         18,284   iShares MSCI EAFE Index Fund ...............           995,198

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INTERNATIONAL EQUITIES (CONTINUED)
         45,494   iSHares MSCI South Korea Index
                     Fund ....................................   $     2,362,503
         53,512   iShares S&P Latin America 40 Index
                     Fund ....................................         2,562,155
                                                                 ---------------
                                                                      13,055,351
                                                                 ---------------
                  REAL ESTATE - 5.40%
         46,127   iShares Cohen & Steers Realty
                     Majors Index Fund .......................         2,830,353
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                     (Cost $48,848,089) ......................        50,713,406
                                                                 ---------------
INVESTMENT COMPANY - 3.44%
      1,803,519   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,803,519
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,803,519) .......................         1,803,519
                                                                 ---------------
TOTAL INVESTMENTS - 100.11%
   (Cost $50,651,608)** ......................................        52,516,925
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.11)% ...................           (57,142)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    52,459,783
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....................................   $2,566,207
Gross unrealized depreciation .....................................     (700,890)
                                                                      ----------
Net unrealized appreciation .......................................   $1,865,317
                                                                      ==========

DB   Deutsche Bank
EAFE Europe, Australasia, and Far East
ETF  Exchange-Traded Fund
FTSE Financial Times Stock Exchange
MSCI Morgan Stanley Capital International
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

DOMESTIC EQUITIES                         87%
CASH & NET OTHER ASSETS AND LIABILITIES    7%
INTERNATIONAL EQUITIES                     4%
REAL ESTATE                                2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  EXCHANGE TRADED FUNDS - 92.60%
                  DOMESTIC EQUITIES - 86.52%
         35,540   First Trust Consumer Discretionary
                     AlphaDEX Fund ...........................   $       635,811
         14,100   First Trust Financial AlphaDEX Fund                    195,426
          8,440   First Trust Health Care AlphaDEX
                     Fund * ..................................           200,112
         27,800   First Trust Materials AlphaDEX Fund ........           610,488
         18,730   First Trust NASDAQ 100 Equal
                     Weighted Index Fund .....................           405,504
         19,490   Industrial Select Sector SPDR Fund .........           635,959
          6,420   iShares Dow Jones U.S. Consumer
                     Services Sector Index Fund . ............           405,872
         13,160   iShares Dow Jones U.S. Home
                     Construction Index Fund .................           200,690
          6,790   iShares Dow Jones U.S. Technology
                     Sector Index Fund .......................           404,820
          4,730   iShares Dow Jones U.S.
                     Transportation Average Index Fund .......           399,023
          4,840   iShares Morningstar Small Core
                     Index Fund ..............................           397,074
          3,190   iShares Russell 1000 Value
                     Index Fund ..............................           199,885
          5,890   iShares Russell 2000 Growth
                     Index Fund ..............................           449,819
          5,720   iShares Russell 2000 Index Fund ............           409,438
          9,110   iShares Russell 2000 Value
                     Index Fund ..............................           621,211
          2,830   iShares Russell 3000 Index Fund ............           199,034
         13,330   iShares Russell MicroCap Index Fund ........           622,911
          2,230   iShares Russell MidCap Index Fund ..........           206,676
         10,300   iShares Russell MidCap Value
                     Index Fund ..............................           433,733
          4,800   iShares S&P MidCap 400 Growth
                     Index Fund ..............................           423,024
          4,950   iShares S&P MidCap 400 Index Fund ..........           406,642
         14,220   PowerShares Dynamic Media
                     Portfolio ...............................           194,814
         10,940   Rydex S&P 500 Pure Growth ETF ..............           408,171

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  DOMESTIC EQUITIES (CONTINUED)
         15,030   Rydex S&P 500 Pure Value ETF ...............   $       416,030
          3,810   Rydex S&P Equal Weight Energy ETF ..........           205,835
         14,420   Rydex S&P Equal Weight ETF . ...............           630,298
         22,620   Rydex S&P Equal Weight Financial
                     ETF .....................................           610,512
          9,260   Rydex S&P MidCap 400 Pure
                     Growth ETF ..............................           611,160
         19,600   Rydex S&P MidCap 400 Pure Value
                     ETF .....................................           648,721
         14,650   Rydex S&P SmallCap 600 Pure
                     Growth ETF ..............................           616,472
         16,930   Rydex S&P SmallCap 600 Pure
                     Value ETF ...............................           668,227
         14,780   SPDR KBW Bank ETF ..........................           408,815
         10,150   SPDR KBW Insurance ETF .....................           419,398
         22,730   SPDR KBW Regional Banking ETF ..............           634,849
         22,840   SPDR S&P Homebuilders ETF . ................           436,701
         12,710   SPDR S&P Oil & Gas Equipment &
                     Services ETF ............................           402,907
         10,300   SPDR S&P Retail ETF ........................           440,119
          4,020   SPDR S&P Semiconductor ETF .................           196,739
          9,730   UltraShort SmallCap 600 ProShares ..........           185,843
          3,520   Vanguard Information Technology ETF ........           202,118
          6,220   Vanguard Mid-Cap ETF .......................           419,726
                                                                 ---------------
                                                                      17,220,607
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 4.05%
         12,380   Claymore/Delta Global Shipping
                     Index ETF (a) ...........................           196,471
          4,520   iShares FTSE/Xinhua China 25
                     Index Fund ..............................           184,506
         10,240   PowerShares Global Gold and
                     Precious Metals Portfolio ...............           423,936
                                                                 ---------------
                                                                         804,913
                                                                 ---------------
                  REAL ESTATE - 2.03%
          3,380   iShares Cohen & Steers Realty
                     Majors Index Fund .......................           207,397
          3,720   iShares Dow Jones U.S. Real Estate
                     Index Fund ..............................           197,011
                                                                 ---------------
                                                                         404,408
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                     (Cost $17,201,928) ......................        18,429,928
                                                                 ---------------
                  INVESTMENT COMPANY - 15.06%
      2,998,347   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         2,998,347
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $2,998,347) .......................         2,998,347
                                                                 ---------------
TOTAL INVESTMENTS - 107.66%
   (Cost $20,200,275)** ......................................        21,428,275
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (7.66)% ...................        (1,525,515)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    19,902,760
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....................................   $1,296,539
Gross unrealized depreciation .....................................      (68,539)
                                                                      ----------
Net unrealized appreciation .......................................   $1,228,000
                                                                      ==========

(a) Security with a total aggregate market value of $196,471 or 0.99% of the net assets, was valued under the fair value procedures established by the Funds' Board of Trustees.

BLDRS  Baskets of Listed Depositary Receipts
ETF    Exchange-Traded Fund
FTSE   Financial Times Stock Exchange
KBW    Keefe, Bruyette & Woods
NASDAQ National Association of Securities Dealers Automated Quotations
S&P    Standard & Poor
SPDR   Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

LONG/SHORT STRATEGIES                     45%
HEDGED FIXED INCOME                       34%
ARBITRAGE                                 16%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANIES - 99.67%
                  ARBITRAGE - 15.79%
         79,427   Arbitrage Fund-I ...........................   $     1,042,080
         66,080   Merger Fund ................................         1,040,104
                                                                 ---------------
                                                                       2,082,184
                                                                 ---------------
                  HEDGED FIXED INCOME - 34.15%
         88,479   Driehaus Active Income Fund ................           984,774
         67,184   Eaton Vance Global Macro
                     Absolute Return Fund-A ..................           699,384
         30,669   John Hancock Funds II - Strategic
                     Income Opportunities Fund ...............           329,693
         83,962   JPMorgan Strategic Income
                     Opportunities Fund ......................           987,390
         23,580   MainStay 130/30 High Yield Fund-A ..........           278,947
        104,438   Metropolitan West High Yield Bond
                     Fund-I ..................................         1,100,774
          2,750   ProShares UltraShort 20+ Year
                     Treasury * ..............................           124,190
                                                                 ---------------
                                                                       4,505,152
                                                                 ---------------
                  LONG/SHORT STRATEGIES - 45.56%
         55,526   BlackRock Global Allocation Fund ...........         1,020,570
         42,667   FPA Crescent Fund-I ........................         1,105,112
         11,814   JPMorgan U.S. Large Cap Core Plus
                     Fund-S ..................................           228,717
         25,547   Needham Growth Fund * ......................           859,397
          3,800   ProShares UltraShort FTSE/Xinhua
                     China 25 * ..............................           155,534
         16,471   Royce Global Select Fund-INV ...............           261,721
         20,090   Royce Select Fund I ........................           381,707
        125,590   The Weitz Funds - Partners III
                     Opportunity Fund * ......................         1,321,204
         56,532   Wasatch-1st Source Long/Short
                  Fund * .....................................           676,122
                                                                 ---------------
                                                                       6,010,084
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CASH EQUIVALENTS - 4.17%
        549,606   BlackRock Liquidity Funds
                     TempCash Portfolio                          $       549,606
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $12,799,212)                               13,147,026
                                                                 ---------------
TOTAL INVESTMENTS - 99.67%
   (Cost $12,799,212)**                                               13,147,026
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.33%                                  43,230
                                                                 ---------------
NET ASSETS - 100.00%                                             $    13,190,256
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....................................   $ 356,438
Gross unrealized depreciation .....................................      (8,624)
                                                                      ---------
Net unrealized appreciation .......................................   $ 347,814
                                                                      =========

FTSE Financial Times Stock Exchange

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND                                           APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

RETAIL                  28%
RESIDENTIAL             18%
OFFICE PROPERTIES       15%
STORAGE                  9%
HOTELS                   9%
HEALTH CARE              7%
DIVERSIFIED              7%
INDUSTRIAL               5%
FOREIGN COMMON STOCKS    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS - 98.25%
                  DIVERSIFIED - 6.90%
         11,998   Digital Realty Trust .......................   $       704,283
          8,475   Entertainment Properties Trust,
                     REIT ....................................           370,527
         15,442   Vornado Realty Trust .......................         1,287,400
                                                                 ---------------
                                                                       2,362,210
                                                                 ---------------
                  HEALTH CARE - 7.31%
          1,026   HCP ........................................            32,955
          7,117   Health Care, REIT ..........................           319,767
         23,825   Nationwide Health Properties ...............           834,352
         27,819   Ventas .....................................         1,313,891
                                                                 ---------------
                                                                       2,500,965
                                                                 ---------------
                  HOTELS - 8.95%
        105,092   Host Hotels & Resorts ......................         1,708,796
         24,864   Starwood Hotels & Resorts Worldwide ........         1,355,337
                                                                 ---------------
                                                                       3,064,133
                                                                 ---------------
                  INDUSTRIAL - 5.37%
          7,290   AMB Property ...............................           203,099
         12,478   EastGroup Properties .......................           510,101
         85,544   ProLogis Trust .............................         1,126,614
                                                                 ---------------
                                                                       1,839,814
                                                                 ---------------
                  OFFICE PROPERTIES - 14.72%
         33,160   Boston Properties ..........................         2,614,998
         27,245   Brookfield Properties ......................           435,375
         82,729   Douglas Emmett .............................         1,384,883
         17,273   Kilroy Realty ..............................           605,591
                                                                 ---------------
                                                                       5,040,847
                                                                 ---------------
                  RESIDENTIAL - 17.53%
         14,399   AvalonBay Communities ......................         1,498,072
         62,622   Equity Residential Properties Trust ........         2,834,898
         15,765   Essex Property Trust .......................         1,668,252
                                                                 ---------------
                                                                       6,001,222
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  RETAIL - 28.15%
         23,286   Federal Realty Investment Trust ............   $     1,802,104
         75,586   Kimco Realty ...............................         1,178,386
         49,455   Simon Property Group .......................         4,402,485
         35,084   Taubman Centers ............................         1,521,593
         31,717   Weingarten Realty Investors ................           733,297
                                                                 ---------------
                                                                       9,637,865
                                                                 ---------------
                  STORAGE - 9.32%
         32,273   Extra Space Storage ........................           484,740
         27,902   Public Storage .............................         2,703,983
                                                                 ---------------
                                                                       3,188,723
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $25,852,695) ......................        33,635,779
                                                                 ---------------
FOREIGN COMMON STOCK - 1.56%
                  CANADA - 1.56%
          3,658   Boardwalk Real Estate Investment
                     Trust ...................................           147,645
         20,258   RioCan Real Estate Investment
                     Trust ...................................           386,892
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCK
                     (Cost $509,595) .........................           534,537
                                                                 ---------------
INVESTMENT COMPANY - 0.35%
        120,175   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           120,175
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $120,175) .........................           120,175
                                                                 ---------------
TOTAL INVESTMENTS - 100.16%
   (Cost $26,482,465)* .......................................        34,290,491
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.16)% ...................           (54,999)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    34,235,492
                                                                 ===============

----------
* At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................................   $7,817,264
Gross unrealized depreciation ....................................       (9,238)
                                                                     ----------
Net unrealized appreciation ......................................   $7,808,026
                                                                     ==========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMON STOCKS                             63%
CORPORATE NOTES AND BONDS                 20%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    12%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
ASSET-BACKED SECURITIES                    1%
FOREIGN GOVERNMENT BOND                    1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 62.85%
                  CONSUMER DISCRETIONARY - 8.27%
         11,850   McDonald's .................................   $       836,491
          7,000   NIKE, Class B ..............................           531,370
         15,600   TJX ........................................           722,904
         15,550   Walt Disney ................................           572,862
                                                                 ---------------
                                                                       2,663,627
                                                                 ---------------
                  CONSUMER STAPLES - 13.81%
         13,700   Coca-Cola ..................................           732,265
          7,500   Colgate-Palmolive ..........................           630,750
         11,600   Costco Wholesale ...........................           685,328
          6,200   Kellogg ....................................           340,628
         13,670   PepsiCo ....................................           891,557
          6,350   Procter & Gamble ...........................           394,716
         14,450   Wal-Mart Stores ............................           775,243
                                                                 ---------------
                                                                       4,450,487
                                                                 ---------------
                  ENERGY - 6.13%
         11,650   Cameron International * ....................           459,709
          6,250   Occidental Petroleum .......................           554,125
         13,450   Schlumberger ...............................           960,599
                                                                 ---------------
                                                                       1,974,433
                                                                 ---------------
                  FINANCIALS - 3.37%
         30,250   Charles Schwab .............................           583,523
         11,800   JPMorgan Chase .............................           502,444
                                                                 ---------------
                                                                       1,085,967
                                                                 ---------------
                  HEALTH CARE - 9.56%
         16,850   Abbott Laboratories ........................           862,046
         10,750   Allergan ...................................           684,668
          9,450   Gilead Sciences * ..........................           374,881
         21,896   Merck ......................................           767,236
          6,850   Stryker ....................................           393,464
                                                                 ---------------
                                                                       3,082,295
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 5.87%
          7,600   3M .........................................   $       673,892
          7,850   Emerson Electric ...........................           410,005
          9,400   Fluor ......................................           496,696
          4,500   United Parcel Service, Class B .............           311,130
                                                                 ---------------
                                                                       1,891,723
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 15.84%
          3,070   Apple * ....................................           801,638
          1,550   Google, Class A * ..........................           814,432
         14,600   Hewlett-Packard ............................           758,762
         13,650   Juniper Networks * .........................           387,796
         21,250   QUALCOMM ...................................           823,225
         11,150   Research In Motion * .......................           793,769
          8,050   Visa, Class A ..............................           726,352
                                                                 ---------------
                                                                       5,105,974
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $16,969,526) ......................        20,254,506
                                                                 ---------------

   PAR VALUE
---------------
CORPORATE NOTES AND BONDS - 20.49%
                  CONSUMER STAPLES - 3.34%
$       400,000   Coca-Cola (The)
                     5.350%, 11/15/17 ........................           446,265
        400,000   PepsiCo
                     5.000%, 06/01/18 ........................           429,302
        200,000   Wal-Mart Stores
                     4.125%, 07/01/10 ........................           200,945
                                                                 ---------------
                                                                       1,076,512
                                                                 ---------------
                  ENERGY - 1.28%
        350,000   ConocoPhillips
                     4.750%, 02/01/14 ........................           381,627
         25,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39 ........................            31,247
                                                                 ---------------
                                                                         412,874
                                                                 ---------------
                  FINANCIALS - 4.06%
        125,000   AFLAC
                     Senior Unsecured Notes
                     6.900%, 12/17/39 ........................           135,638
        400,000   General Electric Capital
                     MTN, Series A
                     5.875%, 02/15/12 ........................           429,737
        350,000   JPMorgan Chase
                     4.750%, 05/01/13 ........................           374,041
        350,000   U.S. Bancorp
                     Senior Unsecured Notes
                     4.200%, 05/15/14 ........................           369,564
                                                                 ---------------
                                                                       1,308,980
                                                                 ---------------
                  HEALTH CARE - 5.44%
        400,000   Abbott Laboratories
                     4.350%, 03/15/14 ........................           429,604
        300,000   Johnson & Johnson
                     5.950%, 08/15/37 ........................           335,169
                  Medtronic
                     Senior Unsecured Notes
        400,000      3.000%, 03/15/15 ........................           404,604
         50,000      6.500%, 03/15/39 ........................            57,952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  HEALTH CARE (CONTINUED)
$       400,000   Pfizer
                     4.450%, 03/15/12 ........................   $       423,829
        100,000   UnitedHealth Group
                     Senior Unsecured Notes
                     1.549%, 02/07/11 (a) ....................           100,723
                                                                 ---------------
                                                                       1,751,881
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 3.92%
        350,000   Cisco Systems
                     5.500%, 02/22/16 ........................           395,247
        400,000   Hewlett-Packard
                     4.500%, 03/01/13 ........................           431,108
        400,000   Oracle
                     4.950%, 04/15/13 ........................           435,602
                                                                 ---------------
                                                                       1,261,957
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.45%
        375,000   AT&T
                     Senior Unsecured Notes
                     4.950%, 01/15/13 ........................           404,749
        350,000   Verizon Communications
                     5.550%, 02/15/16 ........................           385,987
                                                                 ---------------
                                                                         790,736
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $6,393,320) .......................         6,602,940
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.16%
                  FANNIE MAE - 2.19%
        100,000   6.000%, 05/15/11 ...........................           105,645
         75,000   4.375%, 09/15/12 ...........................            80,275
         35,188   7.500%, 02/01/35, Pool # 787557 ............            39,822
         17,476   7.500%, 04/01/35, Pool # 819231 ............            19,777
        118,009   6.000%, 11/01/35, Pool # 844078 ............           126,278
        144,372   5.500%, 06/01/37, Pool # 918778 ............           152,306
        171,911   5.500%, 03/01/38, Pool # 962344 ............           181,358
                                                                 ---------------
                                                                         705,461
                                                                 ---------------
                  FREDDIE MAC - 1.27%
        150,000   4.500%, 01/15/13 ...........................           161,682
         37,127   5.500%, 12/01/20, Gold Pool
                     # G11820 ................................            39,973
        199,267   5.000%, 04/01/38, Gold Pool
                     # G04334 ................................           206,826
                                                                 ---------------
                                                                         408,481
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION - 0.79%
        158,559   5.000%, 08/20/37, Pool # 4015 ..............           165,852
         82,896   5.500%, 02/15/39, Pool # 698060 ............            88,183
                                                                 ---------------
                                                                         254,035
                                                                 ---------------
                  U.S. TREASURY BONDS - 1.04%
        100,000   8.000%, 11/15/21 ...........................           138,250
        175,000   5.375%, 02/15/31 ...........................           198,707
                                                                 ---------------
                                                                         336,957
                                                                 ---------------
                  U.S. TREASURY INFLATION INDEX NOTE - 0.85%
        252,373   2.125%, 01/15/19 ...........................           272,819
                                                                 ---------------

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  U.S. TREASURY NOTES - 6.02%
      $ 450,000   1.375%, 05/15/12...........................    $       453,621
        175,000   4.000%, 02/15/15...........................            188,426
        425,000   4.500%, 02/15/16...........................            466,736
        425,000   2.625%, 04/30/16...........................            420,352
        375,000   4.625%, 02/15/17...........................            412,647
                                                                 ---------------
                                                                       1,941,782
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND
                     AGENCY OBLIGATIONS
                     (Cost $3,759,557).......................          3,919,535
                                                                 ---------------
ASSET-BACKED SECURITIES - 0.96%
         48,638   Daimler Chrysler Auto Trust
                     Series 2006-C, Class A4
                     4.980%, 11/08/11........................             48,835
        116,101   Ford Credit Auto Owner Trust
                     Series 2008-B, Class A3A
                     4.280%, 05/15/12........................            118,117
        141,374   USAA Auto Owner Trust
                     Series 2007-2, Class A3
                     4.900%, 02/15/12........................            142,412
                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES
                     (Cost $310,887).........................            309,364
                                                                 ---------------
FOREIGN GOVERNMENT BOND - 0.33%
        100,000   State of Qatar
                     Senior Notes
                     6.400%, 01/20/40 (b)....................            105,250
                                                                 ---------------
                  TOTAL FOREIGN GOVERNMENT BOND
                     (Cost $99,800)..........................            105,250
                                                                 ---------------

    SHARES
---------------
INVESTMENT COMPANY - 2.27%
        730,477   BlackRock Liquidity Funds
                     TempCash Portfolio......................            730,477
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $730,477).........................            730,477
                                                                 ---------------
TOTAL INVESTMENTS - 99.06%
   (Cost $28,263,567)**......................................         31,922,072
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.94%.....................            303,178
                                                                 ---------------
NET ASSETS - 100.00%.........................................    $    32,225,250
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................................   $3,829,925
Gross unrealized depreciation ....................................     (171,420)
                                                                     ----------
Net unrealized appreciation ......................................   $3,658,505
                                                                     ==========

(a) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2010.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2010, this security amounted to $105,250 or 0.33% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

MTN  Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

PORTFOLIO COMPOSITION

Common Stocks ................................    63%
Investment Company ...........................     3%
U.S. Government Obligations ..................     8%
U.S. Government Agency Obligations ...........     4%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .......................................     2%
   Aa ........................................     7%
   A .........................................    12%
   Baa .......................................     1%
                                                 ---
                                                 100%
                                                 ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                   (PIE CHART)

CORPORATE NOTES AND BONDS                60%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS   34%
COMMERCIAL MORTGAGE-BACKED SECURITIES     3%
ASSET-BACKED SECURITIES                   1%
FOREIGN GOVERNMENT BOND                   1%
NET OTHER ASSETS AND LIABILITIES          1%

% OF TOTAL NET ASSETS

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
CORPORATE NOTES AND BONDS - 60.50%
                  CONSUMER DISCRETIONARY - 8.16%
$       250,000   CBS
                     8.875%, 05/15/19 ........................   $       310,108
        500,000   JC Penney
                     6.375%, 10/15/36 ........................           516,250
      1,000,000   Limited Brands
                     Senior Unsecured Notes
                     7.600%, 07/15/37 ........................           960,000
                  Macy's Retail Holdings
        100,000      8.875%, 07/15/15 (a) ....................           115,250
        500,000      6.375%, 03/15/37 ........................           485,000
        250,000   Staples
                     Senior Unsecured Notes
                     9.750%, 01/15/14 ........................           306,471
        450,000   Time Warner Cable
                     8.250%, 02/14/14 ........................           531,681
        250,000   TJX
                     Senior Unsecured Notes
                     6.950%, 04/15/19 ........................           299,063
        250,000   Tyco Electronics Group
                     7.125%, 10/01/37 ........................           282,006
        250,000   Viacom
                     Senior Unsecured Notes
                     6.125%, 10/05/17 ........................           275,102
        450,000   Whirlpool, MTN
                     Senior Unsecured Notes
                     8.600%, 05/01/14 ........................           527,177
                  Wyndham Worldwide
                     Senior Unsecured Notes
        250,000      6.000%, 12/01/16 ........................           249,290
        250,000      7.375%, 03/01/20 ........................           258,599
                                                                 ---------------
                                                                       5,115,997
                                                                 ---------------
                  CONSUMER STAPLES - 5.19%
                  Altria Group
        500,000      8.500%, 11/10/13 ........................           588,170
        200,000      10.200%, 02/06/39 .......................           276,329

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  CONSUMER STAPLES (CONTINUED)
$       250,000   CVS Caremark
                     6.600%, 03/15/19 ........................   $       285,741
      1,000,000   Kraft Foods
                     Senior Unsecured Notes
                     7.000%, 08/11/37 ........................         1,142,896
        250,000   Kroger
                     6.900%, 04/15/38 ........................           289,152
                  PepsiCo
                     Senior Unsecured Notes
        250,000      0.333%, 07/15/11 (b) ....................           250,164
        150,000      7.900%, 11/01/18 ........................           189,516
        200,000   Reynolds American
                     7.750%, 06/01/18 ........................           229,496
                                                                 ---------------
                                                                       3,251,464
                                                                 ---------------
                  ENERGY - 8.93%
        500,000   Ecopetrol SA
                     7.625%, 07/23/19 ........................           562,500
        250,000   Energy Transfer Partners
                     Senior Unsecured Notes
                     9.000%, 04/15/19 ........................           312,866
        250,000   Halliburton
                     Senior Unsecured Notes
                     7.450%, 09/15/39 ........................           310,104
        400,000   Hess
                     Senior Unsecured Notes
                     8.125%, 02/15/19 ........................           498,056
        400,000   Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19 ........................           512,759
      1,005,000   Marathon Oil Canada
                     Senior Secured Notes
                     8.375%, 05/01/12 ........................         1,129,770
        450,000   Nabors Industries
                     9.250%, 01/15/19 ........................           570,149
        500,000   Nexen
                     Senior Unsecured Notes
                     7.500%, 07/30/39 ........................           599,415
        225,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39 ........................           281,225
        250,000   Valero Energy
                     Senior Unsecured Notes
                     9.375%, 03/15/19 ........................           307,164
        400,000   Weatherford International
                     9.625%, 03/01/19 ........................           518,137
                                                                 ---------------
                                                                       5,602,145
                                                                 ---------------
                  FINANCIALS - 17.21%
        250,000   AFLAC
                     Senior Notes
                     8.500%, 05/15/19 ........................           306,794
        450,000   American Financial Group
                     Senior Unsecured Notes
                     9.875%, 06/15/19 ........................           549,655
      1,500,000   Bear Stearns, MTN
                     Senior Unsecured Notes
                     0.641%, 11/21/16 (b) ....................         1,410,557
                  Berkshire Hathaway Finance
        100,000      0.423%, 01/13/12 (b) ....................           100,075
                     Senior Unsecured Notes
        250,000      0.680%, 02/11/13 (b) ....................           250,955
        150,000   Blackstone Holdings Finance
                     6.625%, 08/15/19 (c) ....................           155,660
        250,000   Bunge Ltd Finance
                     8.500%, 06/15/19 ........................           297,447

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
$     2,000,000   Citigroup
                     Subordinated Notes
                     0.802%, 08/25/36 (b) ....................   $     1,391,936
        250,000   Discover Bank
                     Subordinated Notes
                     7.000%, 04/15/20 ........................           257,322
        500,000   General Electric Capital, MTN,
                     Series A
                     0.629%, 05/05/26 (b) ....................           414,123
        800,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................           717,976
        450,000   Harley-Davidson Funding
                     5.750%, 12/15/14 (c) ....................           461,597
        500,000   Jefferies Group
                     Senior Unsecured Notes
                     8.500%, 07/15/19 ........................           569,177
        300,000   Marsh & McLennan
                     Senior Unsecured Notes
                     9.250%, 04/15/19 ........................           375,362
        750,000   Merrill Lynch, MTN
                     6.875%, 04/25/18 ........................           808,968
      1,000,000   NB Capital Trust II
                     7.830%, 12/15/26 ........................         1,000,000
        650,000   Nomura Holdings
                     Senior Unsecured Notes
                     6.700%, 03/04/20 ........................           697,529
      1,000,000   SLM, MTN
                     Senior Unsecured Notes
                     5.625%, 08/01/33 ........................           760,153
        250,000   Vale Overseas
                     6.875%, 11/10/39 ........................           263,622
                                                                 ---------------
                                                                      10,788,908
                                                                 ---------------
                  HEALTH CARE - 6.92%
        500,000   Biogen Idec
                     Senior Unsecured Notes
                     6.875%, 03/01/18 ........................           557,935
        300,000   Boston Scientific
                     Senior Unsecured Notes
                     7.000%, 11/15/35 ........................           289,471
        200,000   Hospira
                     Senior Unsecured Notes, GMTN
                     6.400%, 05/15/15 ........................           225,233
        250,000   Humana
                     Senior Unsecured Notes
                     8.150%, 06/15/38 ........................           268,129
        500,000   Lorillard Tobacco
                     8.125%, 05/01/40 ........................           514,220
        750,000   McKesson
                     Senior Unsecured Notes
                     7.500%, 02/15/19 ........................           897,455
        450,000   Medtronic
                     Senior Unsecured Notes
                     6.500%, 03/15/39 ........................           521,568
        250,000   Pfizer
                     Senior Unsecured Notes
                     7.200%, 03/15/39 ........................           311,319
        250,000   Valeant Pharmaceuticals
                     Senior Unsecured Notes
                     7.625%, 03/15/20 (c) ....................           255,625
        450,000   WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ........................           498,348
                                                                 ---------------
                                                                       4,339,303
                                                                 ---------------

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 1.44%
$       250,000   Caterpillar
                     7.000%, 12/15/13 ........................   $       290,876
        250,000   FedEx
                     Senior Notes
                     8.000%, 01/15/19 ........................           312,668
        250,000   Waste Management
                     7.375%, 03/11/19 ........................           297,245
                                                                 ---------------
                                                                         900,789
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 1.61%
        250,000   KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................           276,891
        200,000   Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ........................           195,130
        500,000   Telecom Italia Capital SA
                     7.721%, 06/04/38 ........................           537,393
                                                                 ---------------
                                                                       1,009,414
                                                                 ---------------
                  MATERIALS - 4.37%
        300,000   ArcelorMittal
                     Senior Unsecured Notes
                     7.000%, 10/15/39 ........................           324,044
        700,000   Bemis
                     Senior Unsecured Notes
                     6.800%, 08/01/19 ........................           798,648
        250,000   Dow Chemical (The)
                     Senior Unsecured Notes
                     8.550%, 05/15/19 ........................           305,981
        500,000   International Paper
                     8.700%, 06/15/38 ........................           642,321
        550,000   Rio Tinto Finance
                     8.950%, 05/01/14 ........................           666,994
                                                                 ---------------
                                                                       2,737,988
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.95%
        250,000   NBC Universal
                     6.400%, 04/30/40 (c) ....................           259,032
        315,000   Telus
                     Senior Unsecured Notes
                     8.000%, 06/01/11 ........................           338,390
                                                                 ---------------
                                                                         597,422
                                                                 ---------------
                  UTILITIES - 5.72%
        200,000   Allegheny Energy Supply
                     Senior Unsecured Notes
                     6.750%, 10/15/39 (c) ....................           199,938
        995,000   CenterPoint Energy
                     Senior Notes, Series B
                     7.250%, 09/01/10 ........................         1,012,617
        500,000   Dubai Electricity & Water Authority
                     Senior Unsecured Notes
                     8.500%, 04/22/15 (c) ....................           516,448
        450,000   FPL Group Capital
                     7.875%, 12/15/15 ........................           549,126
        250,000   Oncor Electric Delivery
                     7.500%, 09/01/38 ........................           305,423
        150,000   Pacific Gas & Electric
                     8.250%, 10/15/18 ........................           186,450
        450,000   Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19 ........................           598,629

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  UTILITIES (CONTINUED)
$       150,000   Virginia Electric and Power
                     Senior Unsecured Notes
                     8.875%, 11/15/38........................    $       216,679
                                                                 ---------------
                                                                       3,585,310
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $34,628,947)......................         37,928,740
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.76%
                  FANNIE MAE -  14.09%
        577,960   6.000%, 11/01/17, Pool # 662854............            624,704
        298,617   6.000%, 04/01/18, Pool # 725175............            322,302
        459,511   5.500%, 11/01/18, Pool # 748886............            495,096
        261,114   4.500%, 06/01/19, Pool # 747860............            275,228
      1,006,208   6.000%, 01/01/21, Pool # 850787............          1,086,960
        562,357   6.000%, 09/01/32, Pool # 847899............            609,847
        209,332   6.000%, 02/01/34, Pool # 771952............            226,749
        224,447   7.500%, 02/01/35, Pool # 787557............            254,001
        111,440   7.500%, 04/01/35, Pool # 819231............            126,113
        663,296   6.000%, 11/01/35, Pool # 844078............            709,775
        623,815   5.000%, 05/01/36, Pool # 745581............            649,430
        464,345   6.000%, 12/01/36, Pool # 888029............            495,722
        577,489   5.500%, 06/01/37, Pool # 918778............            609,225
        491,672   6.500%, 10/01/37, Pool # 888890............            532,880
      1,719,109   5.500%, 03/01/38, Pool # 962344............          1,813,581
                                                                 ---------------
                                                                       8,831,613
                                                                 ---------------
                  FREDDIE MAC - 11.40%
      1,174,787   5.500%, 11/01/20,
                     Gold Pool # G18083......................          1,264,845
        208,765   5.500%, 12/01/20,
                     Gold Pool # G11820......................            224,769
        232,034   6.000%, 10/01/35,
                     Gold Pool # A47772......................            249,992
        555,133   5.500%, 05/01/37,
                     Pool # A60048...........................            587,201
      1,208,664   5.500%, 09/01/37,
                     Gold Pool # G03202......................          1,278,485
      1,422,456   5.000%, 02/01/38,
                     Gold Pool # A73409......................          1,476,420
      1,992,668   5.000%, 04/01/38,
                     Gold Pool # G04334......................          2,068,264
                                                                 ---------------
                                                                       7,149,976
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION - 5.94%
        601,791   5.000%, 05/01/37, Pool # 782156............            629,238
      1,268,472   5.000%, 08/20/37, Pool # 4015..............          1,326,815
      1,056,507   6.000%, 07/20/38, Pool # 4195..............          1,137,703
        589,801   6.000%, 01/15/39, Pool # 698036............            633,557
                                                                 ---------------
                                                                       3,727,313
                                                                 ---------------
                  U.S. TREASURY BILLS (D) - 0.80%
        500,000   0.155%, 08/05/10...........................            499,791
                                                                 ---------------
                  U.S. TREASURY INFLATION INDEX NOTE - 1.53%
        928,200   2.375%, 04/15/11...........................            957,278
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS
                     (Cost $19,872,735)......................         21,165,971
                                                                 ---------------

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.78%
$       275,000   Bear Stearns Commercial
                     Mortgage Securities
                     Series 2007-T28, Class A4
                     5.742%, 09/11/42 (e) ....................   $       289,538
        500,000   CS First Boston Mortgage Securities
                     Series 2005-C5, Class A2
                     5.100%, 08/15/38 (e) ....................           504,395
        940,000   JP Morgan Chase Commercial
                     Mortgage Securities
                     Series 2005-CB13, Class A2
                     5.247%, 01/12/43 (e) ....................           951,594
                                                                 ---------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED
                     SECURITIES
                     (Cost $1,548,456) .......................         1,745,527
                                                                 ---------------
ASSET-BACKED SECURITIES - 1.02%
        453,611   Ford Credit Auto Owner Trust
                     Series 2007-B, Class A3A
                     5.150%, 11/15/11 (e) ....................           460,269
        175,669   Nissan Auto Receivables Owner Trust
                     Series 2006-C, Class A4
                     5.450%, 06/15/12 (e) ....................           177,754
                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES
                     (Cost $640,866) .........................           638,023
                                                                 ---------------
FOREIGN GOVERNMENT BOND - 0.67%
        400,000   State of Qatar
                     Senior Notes
                     6.400%, 01/20/40 (c) ....................           421,000
                                                                 ---------------
                  TOTAL FOREIGN GOVERNMENT BOND
                     (Cost $399,188) .........................           421,000
                                                                 ---------------
TOTAL INVESTMENTS - 98.73%
   (Cost $57,090,192)* .......................................        61,899,261
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.27% .....................           796,874
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    62,696,135
                                                                 ===============

----------
* At April 30, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................   $ 5,824,608
Gross unrealized depreciation ...................................    (1,015,539)
                                                                    -----------
Net unrealized appreciation .....................................   $ 4,809,069
                                                                    ===========

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009 and is 8.875% thereafter.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2010.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2010, these securities amounted to $2,269,300 or 3.62% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d)  Annualized yield at the time of purchase.

(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

GMTN Global Medium Term Note
MTN  Medium Term Note
S&P  Standard & Poor

PORTFOLIO COMPOSITION

U.S. Government Obligations ...................     2%
U.S. Government Agency Obligations ............    32%
Corporate Notes and Bonds (Moody's Ratings (e))
   Aaa ........................................     4%
   Aa .........................................     5%
   A ..........................................     7%
   Baa ........................................    41%
   Ba .........................................     9%
                                                  ---
                                                  100%
                                                  ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      This page intentionally left blank.

Aston Funds

                                                                  APRIL 30, 2010

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                      MONTAG &         VEREDUS
                                                                                      CALDWELL         SELECT
                                                                                     GROWTH FUND     GROWTH FUND
                                                                                   --------------   ------------
ASSETS:
Investments:
      Investments at cost ......................................................   $2,604,007,190   $ 88,852,999
      Net unrealized appreciation ..............................................      486,043,762     17,119,815
                                                                                   --------------   ------------
         Total investments at value ............................................    3,090,050,952    105,972,814
Receivables:
      Dividends and interest ...................................................        2,142,054            219
      Dividend reclaims ........................................................               --             --
      Fund shares sold .........................................................        9,641,700        115,942
      Investments sold .........................................................       29,986,507             --
      Due from Adviser, net (Note G) ...........................................               --             --
Deferred offering costs (Note B-11) ............................................               --             --
Other assets. ..................................................................           85,732          3,131
                                                                                   --------------   ------------
         Total assets ..........................................................    3,131,906,945    106,092,106
                                                                                   --------------   ------------
LIABILITIES:
Payables:
      Dividend distribution ....................................................               --             --
      Investments purchased ....................................................       34,929,674             --
      Fund shares redeemed .....................................................        6,166,238        194,795
      Due to Adviser, net (Note G) .............................................        1,662,376         68,651
      Administration fees (Note G) .............................................          135,003          5,112
      Distribution fees (Note G) ...............................................          123,491          3,483
      Audit and tax fees .......................................................           20,152         11,590
      Custodian fees ...........................................................            9,994            321
      Transfer agent fees ......................................................           94,602          3,975
      Registration fees ........................................................           47,179          3,672
      Trustees fees and related expenses (Note G) ..............................           12,627            385
      Deferred organization cost ...............................................               --             --
      Accrued expenses and other payables ......................................          144,818          6,683
Outstanding options written, at value (premiums received $1,722,808) ...........               --             --
                                                                                   --------------   ------------
         Total liabilities .....................................................       43,346,154        298,667
                                                                                   --------------   ------------
NET ASSETS .....................................................................   $3,088,560,791   $105,793,439
                                                                                   ==============   ============
NET ASSETS CONSIST OF:
   Paid in capital .............................................................   $2,648,064,174   $115,390,498
   Accumulated undistributed (distribution in excess of) net investment
      income (loss) ............................................................        3,135,644         11,878
   Accumulated net realized loss on investments and purchased and
         written options .......................................................      (48,682,789)   (26,728,752)
   Net unrealized appreciation on investments and written options ..............      486,043,762     17,119,815
                                                                                   --------------   ------------
TOTAL NET ASSETS ...............................................................   $3,088,560,791   $105,793,439
                                                                                   ==============   ============
CLASS N:
   Net Assets ..................................................................   $1,613,882,502   $ 44,975,334
   Shares of beneficial interest outstanding (unlimited authorization) .........       69,835,749      3,842,308
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................   $        23.11   $      11.71
                                                                                   ==============   ============
CLASS I:
   Net Assets ..................................................................   $1,468,322,109   $ 60,818,105
   Shares of beneficial interest outstanding (unlimited authorization) .........       63,270,075      5,144,793
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................   $        23.21   $      11.82
                                                                                   ==============   ============
CLASS R:
   Net Assets ..................................................................   $    6,356,180   $         --
   Shares of beneficial interest outstanding (unlimited authorization) .........          277,409             --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................   $        22.91   $         --
                                                                                   ==============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

    OPTIMUM           TAMRO       M.D. SASS      HERNDON                      RIVER ROAD     MONTAG & CALDWELL
   LARGE CAP       DIVERSIFIED     ENHANCED     LARGE CAP        VALUE       DIVIDEND ALL         MID CAP
OPPORTUNITY FUND   EQUITY FUND   EQUITY FUND    VALUE FUND       FUND       CAP VALUE FUND      GROWTH FUND
----------------   -----------   -----------   -----------   ------------   --------------   -----------------


  $  4,752,776     $13,310,563   $55,761,896   $   995,719   $235,789,105    $180,485,678       $2,665,783
       460,843       2,333,480     1,974,501         6,649     17,111,154      34,663,728          636,687
  ------------     -----------   -----------   -----------   ------------    ------------       ----------
     5,213,619      15,644,043    57,736,397     1,002,368    252,900,259     215,149,406        3,302,470

         6,943           2,884        64,698         1,262        461,647         438,247              739
            --              --            --            --            820          10,729               --
         3,000           1,163        87,184            --         38,725         372,645               29
       275,765         727,730        87,684         8,915      1,570,795              --               11
         2,258              --            --        11,741             --              --            3,967
            --              --            --        54,904             --              --               --
           151             360        18,428            --          7,958           5,507              106
  ------------     -----------   -----------   -----------   ------------    ------------       ----------
     5,501,736      16,376,180    57,994,391     1,079,190    254,980,204     215,976,534        3,307,322
  ------------     -----------   -----------   -----------   ------------    ------------       ----------


            --              --            --            --             --          66,810               --
       265,272         639,575     1,291,227         9,905      1,296,572       2,208,587               --
         3,805          17,956         1,200            --         38,143         316,075            2,009
            --           7,300        29,133            --        144,026         120,151               --
           947           1,620         3,011         1,284         13,435           9,257            1,037
           405              --         2,857            77          1,747           7,842              260
        10,981          11,418        12,126         2,824         13,717          11,509           11,520
         1,589              22         4,939           382          8,290           4,535            3,222
         2,736           3,866         1,799         1,484          5,742           7,627            1,510
         3,916           4,171            --         1,529          8,539           7,486            4,271
           210              62           445             3          1,636             711               50
            --              --            --        57,014             --              --               --
         1,586           1,464         1,668            --         44,856          37,189            1,097
            --              --     3,259,610            --             --              --               --
  ------------     -----------   -----------   -----------   ------------    ------------       ----------
       291,447         687,454     4,608,015        74,502      1,576,703       2,797,779           24,976
  ------------     -----------   -----------   -----------   ------------    ------------       ----------
  $  5,210,289     $15,688,726   $53,386,376   $ 1,004,688   $253,403,501    $213,178,755       $3,282,346
  ============     ===========   ===========   ===========   ============    ============       ==========

  $ 11,047,888     $14,211,475   $53,307,033   $   998,139   $270,925,814    $183,898,967       $3,396,689

        (1,557)        (22,698)       (1,680)          145        246,127         111,517          (16,565)

    (6,296,885)       (833,531)     (356,676)         (245)   (34,879,594)     (5,495,457)        (734,465)
       460,843       2,333,480       437,699         6,649     17,111,154      34,663,728          636,687
  ------------     -----------   -----------   -----------   ------------    ------------       ----------
  $  5,210,289     $15,688,726   $53,386,376   $ 1,004,688   $253,403,501    $213,178,755       $3,282,346
  ============     ===========   ===========   ===========   ============    ============       ==========

  $  5,210,289     $15,688,726   $36,136,011   $ 1,004,688   $ 22,860,038    $103,572,485       $3,282,346
       601,836       1,395,354     3,912,155        99,789      2,473,796      10,390,669          401,387

  $       8.66     $     11.24   $      9.24   $     10.07   $       9.24    $       9.97       $     8.18
  ============     ===========   ===========   ===========   ============    ============       ==========

  $         --     $        --   $17,250,365   $        --   $230,543,463    $109,606,270       $       --
            --              --     1,866,625            --     24,958,968      11,000,970               --

  $         --     $        --   $      9.24   $        --   $       9.24    $       9.96       $       --
  ============     ===========   ===========   ===========   ============    ============       ==========

  $         --     $        --   $        --   $        --   $         --    $         --       $       --
            --              --            --            --             --              --               --

  $         --     $        --   $        --   $        --   $         --    $         --       $       --
  ============     ===========   ===========   ===========   ============    ============       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2010

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                      OPTIMUM       CARDINAL
                                                                                      MID-CAP        MID CAP
                                                                                       FUND        VALUE FUND
                                                                                  --------------   ----------
ASSETS:
Investments:
      Investments at cost .....................................................   $1,391,930,395   $  956,771
      Net unrealized appreciation (depreciation) ..............................      315,929,552      156,487
                                                                                  --------------   ----------
         Total investments at value ...........................................    1,707,859,947    1,113,258
Receivables:
      Dividends and interest ..................................................          985,330          473
      Dividend reclaims .......................................................               --           --
      Fund shares sold ........................................................        7,043,599           --
      Investments sold ........................................................        5,727,466           --
      Due from Adviser, net (Note G) ..........................................               --        5,184
Deferred offering costs (Note B-11) ...........................................               --           --
Other assets ..................................................................           45,070           32
                                                                                  --------------   ----------
         Total assets .........................................................    1,721,661,412    1,118,947
                                                                                  --------------   ----------
LIABILITIES:
Payables:
      Dividend distribution ...................................................              110           --
      Investments purchased ...................................................        9,386,172           --
      Fund shares redeemed ....................................................        2,413,951           --
      Due to Adviser, net (Note G) ............................................          988,184           --
      Administration fees (Note G) ............................................           73,565          184
      Distribution fees (Note G) ..............................................          108,060           84
      Audit and tax fees ......................................................           14,979       10,817
      Custodian fees ..........................................................            2,497          805
      Transfer agent fees .....................................................           51,901        1,471
      Registration fees .......................................................               --        4,119
      Trustees fees and related expenses (Note G) .............................            8,410           10
      Deferred organization cost ..............................................               --           --
      Accrued expenses and other payables .....................................           64,791        1,590
                                                                                  --------------   ----------
         Total liabilities ....................................................       13,112,620       19,080
                                                                                  --------------   ----------
NET ASSETS ....................................................................   $1,708,548,792   $1,099,867
                                                                                  ==============   ==========
NET ASSETS CONSIST OF:
   Paid in capital ............................................................   $1,388,840,409   $1,276,222
   Accumulated undistributed (distribution in excess of) net
      investment income (loss) ................................................       (1,268,952)      (1,154)
   Accumulated net realized gain (loss) on investments and foreign currency
      transactions ............................................................        5,047,783     (331,688)
   Net unrealized appreciation (depreciation) on investments and
      translation of assets and liabilities in foreign currency ...............      315,929,552      156,487
                                                                                  --------------   ----------
TOTAL NET ASSETS ..............................................................   $1,708,548,792   $1,099,867
                                                                                  ==============   ==========
CLASS N:
   Net Assets .................................................................   $1,414,424,320   $1,099,867
   Shares of beneficial interest outstanding (unlimited authorization) ........       48,747,643      131,672
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ......................................   $        29.02   $     8.35
                                                                                  ==============   ==========
CLASS I:
   Net Assets .................................................................   $  294,124,472   $       --
   Shares of beneficial interest outstanding (unlimited authorization) ........       10,020,744           --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ......................................   $        29.35   $       --
                                                                                  ==============   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

   VEREDUS       FASCIANO        TAMRO        RIVER ROAD     RIVER ROAD       NEPTUNE
AGGRESSIVE      SMALL CAP      SMALL CAP     SELECT VALUE     SMALL CAP    INTERNATIONAL
GROWTH FUND        FUND           FUND            FUND       VALUE FUND         FUND
------------   ----------   --------------   ------------   ------------   -------------


$ 46,867,026   $2,079,255   $  774,824,640   $201,404,174   $491,367,758    $ 1,781,940
  13,319,197      182,647      241,971,754     33,643,718     83,371,982       (155,814)
------------   ----------   --------------   ------------   ------------    -----------
  60,186,223    2,261,902    1,016,796,394    235,047,892    574,739,740      1,626,126

         531          339              807        251,601        313,459          7,005
          --           --               --             --             --          3,472
      60,242           --        1,497,147      2,048,304      1,666,712             --
   2,827,770           --       13,923,658        953,837      3,760,600             --
          --       10,016               --             --             --          9,564
          --       38,795               --             --             --             --
       1,836           79           25,514         11,427         15,394          1,849
------------   ----------   --------------   ------------   ------------    -----------
  63,076,602    2,311,131    1,032,243,520    238,313,061    580,495,905      1,648,016
------------   ----------   --------------   ------------   ------------    -----------


          --           --               --             --             --             --
   2,351,883           --       14,015,078      2,337,686      5,546,006             --
     102,419           --        2,905,301        470,379      2,085,640             --
      44,900           --          737,946        193,482        419,094             --
       6,629        1,143           43,746         11,338         25,517          1,030
       3,269          173           25,842          4,229         17,506             27
      13,685        8,223           14,055         12,341         13,950         12,118
       5,421          965            5,235          6,683         17,042          6,096
      13,192        2,054          147,317          3,631        106,015          2,748
       3,199        4,982               --             --          1,767          7,251
         277            8            3,833          1,497          2,452             15
          --       14,311               --             --             --             --
      16,774          534           26,801         39,193         30,691            292
------------   ----------   --------------   ------------   ------------    -----------
   2,561,648       32,393       17,925,154      3,080,459      8,265,680         29,577
------------   ----------   --------------   ------------   ------------    -----------
$ 60,514,954   $2,278,738   $1,014,318,366   $235,232,602   $572,230,225    $ 1,618,439
============   ==========   ==============   ============   ============    ===========

$ 77,616,232   $2,095,557   $  819,153,467   $201,367,341   $535,384,304    $ 5,186,234

    (330,452)      (1,988)      (1,595,008)       234,817        138,109          6,898

 (30,090,023)       2,522      (45,211,847)       (13,274)   (46,664,170)    (3,419,043)

  13,319,197      182,647      241,971,754     33,643,718     83,371,982       (155,650)
------------   ----------   --------------   ------------   ------------    -----------
$ 60,514,954   $2,278,738   $1,014,318,366   $235,232,602   $572,230,225    $ 1,618,439
============   ==========   ==============   ============   ============    ===========

$ 41,853,684   $2,278,738   $  339,754,168   $ 55,530,593   $229,978,782    $   350,966
   3,353,279      209,219       18,032,008      6,073,417     19,022,198         48,149

$      12.48   $    10.89   $        18.84   $       9.14   $      12.09    $      7.29
============   ==========   ==============   ============   ============    ===========

$ 18,661,270   $       --   $  674,564,198   $179,702,009   $342,251,443    $ 1,267,473
   1,448,379           --       35,351,877     19,606,811     28,292,102        173,894

$      12.88   $       --   $        19.08   $       9.17   $      12.10    $      7.29
============   ==========   ==============   ============   ============    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2010

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                                    BARINGS        DYNAMIC
                                                                                                 INTERNATIONAL    ALLOCATION
                                                                                                      FUND           FUND
                                                                                                 -------------   -----------
ASSETS:
Investments:
      Investments at cost ....................................................................    $39,787,603    $50,651,608
      Net unrealized appreciation ............................................................      3,606,552      1,865,317
                                                                                                  -----------    -----------
         Total investments at value ..........................................................     43,394,155     52,516,925
Cash (a) .....................................................................................             --             --
Receivables:
      Dividends and interest .................................................................        151,365            108
      Dividend reclaims ......................................................................         31,876             --
      Fund shares sold .......................................................................      1,109,500         34,468
      Investments sold .......................................................................             --             --
Other assets .................................................................................          9,494          6,574
                                                                                                  -----------    -----------
         Total assets ........................................................................     44,696,390     52,558,075
                                                                                                  -----------    -----------
LIABILITIES:
Payables:
      Dividend distribution ..................................................................             --             --
      Investments and foreign currency purchased .............................................         52,029             --
      Fund shares redeemed ...................................................................             --         50,383
      Due to Adviser, net (Note G) ...........................................................         25,544         27,510
      Administration fees (Note G) ...........................................................          3,725          3,019
      Distribution fees (Note G) .............................................................             34          3,957
      Audit and tax fees .....................................................................         11,579         11,028
      Custodian fees .........................................................................         13,735            553
      Transfer agent fees ....................................................................          2,726          1,447
      Registration fees ......................................................................             --             --
      Trustees fees and related expenses (Note G) ............................................            166            202
      Accrued expenses and other payables ....................................................          2,841            193
                                                                                                  -----------    -----------
         Total liabilities ...................................................................        112,379         98,292
                                                                                                  -----------    -----------
NET ASSETS ...................................................................................    $44,584,011    $52,459,783
                                                                                                  ===========    ===========
NET ASSETS CONSIST OF:
   Paid in capital ...........................................................................    $43,467,268    $49,111,732
   Accumulated undistributed (distribution in excess of) net investment income (loss) ........        169,129        (52,255)
   Accumulated net realized gain (loss) on investments and foreign currency transactions .....     (2,658,632)     1,534,989
   Net unrealized appreciation on investments and translation of assets and liabilities
      denominated in foreign currency ........................................................      3,606,246      1,865,317
                                                                                                  -----------    -----------
TOTAL NET ASSETS .............................................................................    $44,584,011    $52,459,783
                                                                                                  ===========    ===========
CLASS N:
   Net Assets ................................................................................    $   437,174    $52,459,783
   Shares of beneficial interest outstanding (unlimited authorization) .......................         65,686      5,659,110
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................................................    $      6.66    $      9.27
                                                                                                  ===========    ===========
CLASS I:
   Net Assets ................................................................................    $44,146,837    $        --
   Shares of beneficial interest outstanding (unlimited authorization) .......................      6,627,309             --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................................................    $      6.66    $        --
                                                                                                  ===========    ===========

----------
(a) Includes margin deposit of $200,000 segregated for futures contracts, offset by a cash overdraft of $(52,448), in the TCH Fixed Income Fund.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

  NEW CENTURY        LAKE PARTNERS        FORTIS                               TCH
ABSOLUTE RETURN   LASSO ALTERNATIVES   REAL ESTATE    MONTAG & CALDWELL   FIXED INCOME
    ETF FUND             FUND              FUND         BALANCED FUND         FUND
---------------   ------------------   ------------   -----------------   ------------
  $20,200,275         $12,799,212      $ 26,482,465      $28,263,567      $57,090,192
    1,228,000             347,814         7,808,026        3,658,505        4,809,069
  -----------         -----------      ------------      -----------      -----------
   21,428,275          13,147,026        34,290,491       31,922,072       61,899,261
           --                  --                --                9          147,552

          614              12,191             2,901          121,862          713,799
           --                  --                --               --               --
       85,466              35,078               909           68,326           19,027
    1,103,387                  --                --          310,621               --
        5,115              14,468             1,000              541            2,604
  -----------         -----------      ------------      -----------      -----------
   22,622,857          13,208,763        34,295,301       32,423,431       62,782,243
  -----------         -----------      ------------      -----------      -----------


           --                  --                --               --           16,807
    2,640,036                  --                --          141,544               --
       51,392                  --             6,727              429           25,641
        9,998               2,801            19,388           17,078            9,767
        1,358               1,024             3,186            1,997            3,495
        1,520                 266               359               --               --
       10,431              10,873            12,748           13,682           13,812
          445                 683             2,182            1,024            1,069
        2,550               1,907             4,937            7,997            8,257
           --                  --             5,037            1,848               --
          356                 548               551              234            1,187
        2,011                 405             4,694           12,348            6,073
  -----------         -----------      ------------      -----------      -----------
    2,720,097              18,507            59,809          198,181           86,108
  -----------         -----------      ------------      -----------      -----------
  $19,902,760         $13,190,256      $ 34,235,492      $32,225,250      $62,696,135
  ===========         ===========      ============      ===========      ===========

  $19,238,687         $12,698,051      $ 52,679,959      $35,925,052      $67,000,455
      (67,553)            (15,050)          198,397         (240,286)          (5,748)
     (496,374)            159,441       (26,450,879)      (7,118,021)      (9,107,641)

    1,228,000             347,814         7,808,015        3,658,505        4,809,069
  -----------         -----------      ------------      -----------      -----------
  $19,902,760         $13,190,256      $ 34,235,492      $32,225,250      $62,696,135
  ===========         ===========      ============      ===========      ===========

  $19,902,760         $ 3,581,062      $  4,818,535      $30,842,275      $46,440,450
    2,015,289             303,551           633,336        1,625,033        4,537,684

  $      9.88         $     11.80      $       7.61      $     18.98      $     10.23
  ===========         ===========      ============      ===========      ===========

  $        --         $ 9,609,194      $ 29,416,957      $ 1,382,975      $16,255,685
           --             814,501         3,893,231           73,059        1,588,344

  $        --         $     11.80      $       7.56      $     18.93      $     10.23
  ===========         ===========      ============      ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2010

STATEMENT OF OPERATIONS

                                                                         MONTAG & CALDWELL   VEREDUS SELECT
                                                                            GROWTH FUND        GROWTH FUND
                                                                         -----------------   --------------
INVESTMENT INCOME:
   Dividends .........................................................     $ 20,491,592        $   601,214
   Less: foreign taxes withheld ......................................               --                 --
                                                                           ------------        -----------
      Total investment income ........................................       20,491,592            601,214
                                                                           ------------        -----------
EXPENSES:
   Investment advisory fees (Note G) .................................        9,134,200            386,109
   Distribution expenses (Note G)(b) .................................        1,847,216             52,368
   Transfer agent fees (Note G) ......................................          896,947             49,113
   Administration fees (Note G) ......................................          735,111             32,958
   Registration expenses .............................................           79,343             16,647
   Custodian fees ....................................................           45,894              4,917
   Audit and tax fees ................................................           14,228              9,535
   Legal fees ........................................................           64,858              2,523
   Amortization of offering costs (Note B-11) ........................               --                 --
   Reports to shareholder expense ....................................          172,067              5,926
   Trustees fees and related expenses (Note G) .......................           86,879              3,038
   Other expenses ....................................................          154,890              7,514
                                                                           ------------        -----------
      Total expenses before waivers/reimbursements ...................       13,231,633            570,648
                                                                           ------------        -----------
      Less: Investment advisory fees waived (Note G) .................               --            (11,512)
                                                                           ------------        -----------
      Net expenses ...................................................       13,231,633            559,136
                                                                           ------------        -----------
NET INVESTMENT INCOME (LOSS) .........................................        7,259,959             42,078
                                                                           ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...........................       61,596,914         12,539,513
   Net realized loss on purchased options(c) .........................               --                 --
   Net realized gain on written option transactions(c) ...............               --                 --
   Net change in unrealized appreciation of investments ..............      214,653,902(d)      12,134,537
   Net change in unrealized appreciation on purchased options(c) .....               --                 --
   Net change in unrealized depreciation on written options(c) .......               --                 --
                                                                           ------------        -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...................      276,250,816         24,674,050
                                                                           ------------        -----------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ........................     $283,510,775        $24,716,128
                                                                           ============        ===========

----------
(a) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

(b) Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,833,155 and $14,061, respectively.

(c)  Primary risk exposure is equity contracts.

(d) Change in unrealized appreciation does not include unrealized appreciation of $2,459,459 of the merged fund in connection with the Reorganization (Note J).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

     OPTIMUM          TAMRO       M.D. SASS       HERNDON                      RIVER ROAD     MONTAG & CALDWELL
    LARGE CAP      DIVERSIFIED     ENHANCED      LARGE CAP        VALUE       DIVIDEND ALL         MID CAP
OPPORTUNITY FUND   EQUITY FUND   EQUITY FUND   VALUE FUND(a)       FUND      CAP VALUE FUND      GROWTH FUND
----------------   -----------   -----------   -------------   -----------   --------------   -----------------
    $ 31,953        $   71,058   $   454,031      $  1,262     $ 3,139,353    $ 3,418,542         $ 11,979
        (283)               --            --            --         (45,339)       (51,609)             (19)
    --------        ----------   -----------      --------     -----------    -----------         --------
      31,670            71,058       454,031         1,262       3,094,014      3,366,933           11,960
    --------        ----------   -----------      --------     -----------    -----------         --------

      18,266            47,296       128,333           687         962,215        650,212           13,459
       5,708                --        42,878           215          26,758        115,512            3,959
      10,994            13,552        26,189         1,483          21,542         55,688            9,283
       8,206            10,739        18,219         1,318          71,545         56,628            9,186
       8,927             8,927        13,147         1,529          16,364         18,372            9,026
         734             1,396        12,505           382          12,157          8,480            3,553
      10,035             9,479        11,090         2,824          11,369          9,912            9,702
         118               302           623             3           5,030          4,491               85
          --                --            --         5,096              --             --               --
         214               661         1,888             8          14,511         11,912              185
         130               371           770             3           7,561          5,683              137
       1,917             2,267         3,426           389          16,199         11,588            1,848
    --------        ----------   -----------      --------     -----------    -----------         --------
      65,249            94,990       259,068        13,937       1,165,251        948,478           60,423
    --------        ----------   -----------      --------     -----------    -----------         --------
     (37,393)          (24,046)       (5,357)      (12,820)       (152,222)            --          (38,255)
    --------        ----------   -----------      --------     -----------    -----------         --------
      27,856            70,944       253,711         1,117       1,013,029        948,478           22,168
    --------        ----------   -----------      --------     -----------    -----------         --------
       3,814               114       200,320           145       2,080,985      2,418,455          (10,208)
    --------        ----------   -----------      --------     -----------    -----------         --------

      71,866           642,565       908,765          (245)     (3,549,308)     6,898,010           63,533
          --           (16,259)   (1,433,646)           --              --             --               --
          --                --       435,748            --              --             --               --
     323,324           965,199     3,436,106         6,649      28,856,047     20,470,303          537,200
          --             5,967       135,134            --              --             --               --
          --                --    (1,093,595)           --              --             --               --
    --------        ----------   -----------      --------     -----------    -----------         --------
     395,190         1,597,472     2,388,512         6,404      25,306,739     27,368,313          600,733
    --------        ----------   -----------      --------     -----------    -----------         --------
    $399,004        $1,597,586   $ 2,588,832      $  6,549     $27,387,724    $29,786,768         $590,525
    ========        ==========   ===========      ========     ===========    ===========         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2010

STATEMENT OF OPERATIONS - CONTINUED

                                                                             OPTIMUM      CARDINAL
                                                                             MID CAP      MID CAP
                                                                              FUND       VALUE FUND
                                                                          ------------   ----------
INVESTMENT INCOME:
   Dividends ..........................................................   $  8,354,420    $  8,798
   Less: foreign taxes withheld .......................................             --          --
                                                                          ------------    --------
      Total investment income .........................................      8,354,420       8,798
                                                                          ------------    --------
EXPENSES:
   Investment advisory fees (Note G) ..................................      4,717,155       4,533
   Distribution expenses (Note G) .....................................      1,378,249       1,259
   Transfer agent fees (Note G) .......................................        400,679       8,478
   Administration fees (Note G) .......................................        348,639       7,599
   Registration expenses ..............................................         25,043       8,874
   Custodian fees .....................................................         20,142       1,059
   Audit and tax fees .................................................         11,479       9,702
   Legal fees .........................................................         26,489          34
   Amortization of offering costs (Note B-11) .........................             --          --
   Reports to shareholder expense .....................................         74,252          74
   Trustees fees and related expenses (Note G) ........................         37,440          37
   Interest expense (Note H) ..........................................             --          --
   Other expenses .....................................................         66,130       1,712
                                                                          ------------    --------
      Total expenses before waivers/reimbursements ....................      7,105,697      43,361
                                                                          ------------    --------
      Less: Investment advisory fees waived (Note G) ..................             --     (36,311)
      Less: Expenses reimbursed (Note G) ..............................             --          --
      Plus: Net expenses recouped (Note G) ............................             --          --
                                                                          ------------    --------
      Net expenses ....................................................      7,105,697       7,050
                                                                          ------------    --------
NET INVESTMENT INCOME (LOSS) ..........................................      1,248,723       1,748
                                                                          ------------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ............................      5,850,427      44,407
   Net realized loss on foreign currency transactions .................             --          --
   Net change in unrealized appreciation of investments ...............    296,548,067     110,338
   Net change in unrealized depreciation on translation of assets
      and liabilities denominated in foreign currency .................             --          --
                                                                          ------------    --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................    302,398,494     154,745
                                                                          ------------    --------
   NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $303,647,217    $156,493
                                                                          ============    ========

----------
(a)  Fasciano Small Cap Fund commenced investment operations on December 23,
     2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

  VEREDUS       FASCIANO        TAMRO        RIVER ROAD      RIVER ROAD       NEPTUNE
 AGGRESSIVE    SMALL CAP      SMALL CAP     SELECT VALUE     SMALL CAP     INTERNATIONAL
GROWTH FUND     FUND(a)         FUND            FUND         VALUE FUND         FUND
-----------    ---------    ------------    ------------    -----------    -------------
$    50,844     $  8,441    $  4,027,097     $ 1,912,948    $ 4,144,046      $ 16,288
         --           --              --         (62,639)       (92,484)         (942)
-----------     --------    ------------     -----------    -----------      --------
     50,844        8,441       4,027,097       1,850,309      4,051,562        15,346
-----------     --------    ------------     -----------    -----------      --------

    269,400        7,449       3,956,884       1,133,315      2,327,975         7,739
     47,240        1,862         360,164          61,646        274,759           408
     44,148        6,673         458,432          27,532        356,746        16,813
     21,996        6,029         238,179          67,564        144,491        12,996
     13,493        6,362          20,629          18,488         28,920        15,016
      5,127        1,541          18,149          12,384         27,592         4,382
     11,702        8,222          11,579          10,813         11,369        11,090
      1,223           27          21,917           5,955         13,802           310
         --       21,205              --              --             --            --
      2,623           49          58,208          14,410         33,267           110
      1,510           40          27,706           7,261         16,825           143
         --           --              --             616             --           138
      4,653        1,299          49,235          14,784         32,074         2,378
-----------     --------    ------------     -----------    -----------      --------
    423,115       60,758       5,221,082       1,374,768      3,267,820        71,523
-----------     --------    ------------     -----------    -----------      --------
    (41,819)      (7,449)             --              --             --        (7,739)
         --      (42,880)             --              --             --       (55,344)
         --           --              --          41,111             --            --
-----------     --------    ------------     -----------    -----------      --------
    381,296       10,429       5,221,082       1,415,879      3,267,820         8,440
-----------     --------    ------------     -----------    -----------      --------
   (330,452)      (1,988)     (1,193,985)        434,430        783,742         6,906
-----------     --------    ------------     -----------    -----------      --------

  8,863,341        2,522      53,298,508      17,522,399     27,620,119        (5,394)
         --           --              --              --             --          (263)
  9,047,606      182,647     166,914,074      21,518,983     59,981,417       127,943

         --           --              --              --             --          (340)
-----------     --------    ------------     -----------    -----------      --------
 17,910,947      185,169     220,212,582      39,041,382     87,601,536       121,946
-----------     --------    ------------     -----------    -----------      --------
$17,580,495     $183,181    $219,018,597     $39,475,812    $88,385,278      $128,852
===========     ========    ============     ===========    ===========      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2010

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                                   BARINGS        DYNAMIC
                                                                                INTERNATIONAL   ALLOCATION
                                                                                     FUND          FUND
                                                                                -------------   ----------
INVESTMENT INCOME:
   Dividends ................................................................    $  426,475     $  499,805
   Less: foreign taxes withheld .............................................       (33,827)            --
   Interest .................................................................            --             --
                                                                                 ----------     ----------
      Total investment income ...............................................       392,648        499,805
                                                                                 ----------     ----------
EXPENSES:
   Investment advisory fees (Note G) ........................................       194,138        192,664
   Distribution expenses (Note G) ...........................................           104         60,208
   Transfer agent fees (Note G) .............................................        11,233         36,580
   Administration fees (Note G) .............................................        27,635         19,422
   Registration expenses ....................................................        12,041         11,903
   Custodian fees ...........................................................        19,672          2,518
   Audit and tax fees .......................................................        10,536          9,979
   Legal fees ...............................................................           807          1,093
   Amortization of offering costs (Note B-11) ...............................            --             --
   Reports to shareholder expense ...........................................         2,245          2,780
   Trustees fees and related expenses (Note G) ..............................         1,156          1,435
   Interest expense (Note H) ................................................            --            329
   Other expenses ...........................................................         3,420          4,249
                                                                                 ----------     ----------
      Total expenses before waivers/reimbursements ..........................       282,987        343,160
                                                                                 ----------     ----------
      Less: Investment advisory fees waived (Note G) ........................       (59,625)       (29,751)
                                                                                 ----------     ----------
      Net expenses ..........................................................       223,362        313,409
                                                                                 ----------     ----------
NET INVESTMENT INCOME .......................................................       169,286        186,396
                                                                                 ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .........................................     1,148,028      1,471,115
   Net realized loss on foreign currency transactions .......................       (68,190)            --
   Capital gain distributions received ......................................            --        113,375
   Net change in unrealized appreciation (depreciation) on investments ......      (701,494)     1,739,491
   Net change in unrealized appreciation (depreciation) on translation
      of assets and liabilities denominated in foreign currency .............         4,467             --
                                                                                 ----------     ----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..........................       382,811      3,323,981
                                                                                 ----------     ----------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................    $  552,097     $3,510,377
                                                                                 ==========     ==========

----------
(a) Change in unrealized appreciation does not include unrealized appreciation of $2,373,822 of the merged fund in connection with the Reorganization (Note J).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

  NEW CENTURY        LAKE PARTNERS        FORTIS                              TCH
ABSOLUTE RETURN   LASSO ALTERNATIVES   REAL ESTATE   MONTAG & CALDWELL   FIXED INCOME
    ETF FUND             FUND              FUND        BALANCED FUND         FUND
---------------   ------------------   -----------   -----------------   ------------
  $  177,809           $ 74,237         $  576,739      $   83,851        $      602
         (16)                --             (3,343)             --                --
          --                 --                 --         127,996         1,782,614
  ----------           --------         ----------      ----------        ----------
     177,793             74,237            573,396         211,847         1,783,216
  ----------           --------         ----------      ----------        ----------

      67,803             40,576            146,921          69,071           176,069
      23,559                542              5,400              --                --
      19,326             11,620             20,046          22,284            23,075
      12,493              9,281             14,267          13,787            29,712
       9,768             12,143             14,112          12,913            13,267
       1,890              1,149              3,524           2,088             2,802
       9,979              9,425             11,356          11,924            11,924
         505                101                552             484             1,868
          --             32,121                 --              --                --
       1,143                339              1,578           1,038             4,971
         521                162              1,049             530             3,024
          --                 --                 --              --                --
       2,745              1,603              3,253           2,884             5,856
  ----------           --------         ----------      ----------        ----------
     149,732            119,062            222,058         137,003           272,568
  ----------           --------         ----------      ----------        ----------
     (28,308)           (65,396)           (52,108)        (35,699)         (115,707)
  ----------           --------         ----------      ----------        ----------
     121,424             53,666            169,950         101,304           156,861
  ----------           --------         ----------      ----------        ----------
      56,369             20,571            403,446         110,543         1,626,355
  ----------           --------         ----------      ----------        ----------

   2,013,132            148,494          1,183,221         692,728           247,471
          --                 --             (1,597)             --                --
       2,332             12,746                 --              --                --
      47,322            290,276          7,192,215         460,061(a)      1,146,364

          --                 --                 (4)             --                --
  ----------           --------         ----------      ----------        ----------
   2,062,786            451,516          8,373,835       1,152,789         1,393,835
  ----------           --------         ----------      ----------        ----------
  $2,119,155           $472,087         $8,777,281      $1,263,332        $3,020,190
  ==========           ========         ==========      ==========        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONTAG & CALDWELL                    VEREDUS SELECT
                                                                        GROWTH FUND                        GROWTH FUND
                                                             ---------------------------------   -------------------------------
                                                             SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                              APRIL 30, 2010      OCTOBER 31,     APRIL 30, 2010     OCTOBER 31,
                                                                (UNAUDITED)          2009           (UNAUDITED)         2009
                                                             ----------------   --------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ........................    $2,486,823,315    $1,357,841,579     $ 87,136,460     $ 83,181,659
                                                              --------------    --------------     ------------     ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .......................         7,259,959         9,768,338           42,078          (21,533)
      Net realized gain (loss) on investments ............        61,596,914       (96,925,383)      12,539,513      (16,636,677)
      Net change in unrealized appreciation on
         investments .....................................       214,653,902       456,976,612       12,134,537       19,891,920
                                                              --------------    --------------     ------------     ------------
      Net increase in net assets from operations .........       283,510,775       369,819,567       24,716,128        3,233,710
                                                              --------------    --------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ............................................        (4,941,364)       (1,824,308)          (3,622)              --
      Class I ............................................        (6,531,635)       (4,451,761)         (26,578)              --
      Class R ............................................           (24,320)               --               --               --
   Net realized gain on investments:
      Class N ............................................                --       (19,144,013)              --               --
      Class I ............................................                --       (23,968,862)              --               --
      Class R ............................................                --            (9,145)              --               --
                                                              --------------    --------------     ------------     ------------
         Total distributions .............................       (11,497,319)      (49,398,089)         (30,200)              --
                                                              --------------    --------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ............................................       407,048,896       840,785,556        5,466,114       12,155,911
      Class I ............................................       321,703,267       507,027,301        3,497,452       11,156,007
      Class R ............................................         5,215,125         4,289,265               --               --
   Proceeds from reinvestment of distributions:
      Class N ............................................         4,752,706        20,185,047            3,602               --
      Class I ............................................         5,274,852        25,893,503           26,498               --
      Class R ............................................            13,943             9,071               --               --
   Cost of shares redeemed:
      Class N ............................................      (276,165,268)     (366,430,503)     (10,632,051)     (11,304,011)
      Class I ............................................      (213,419,982)     (222,156,312)      (4,390,564)     (11,286,816)
      Class R ............................................        (3,836,763)       (1,042,670)              --               --
   Issued due to merger:
      Class N ............................................        58,169,278                --               --               --
      Class I ............................................        20,321,841                --               --               --
      Class R ............................................           646,125                --               --               --
                                                              --------------    --------------     ------------     ------------
         Net increase (decrease) from capital
            share transactions ...........................       329,724,020       808,560,258       (6,028,949)         721,091
                                                              --------------    --------------     ------------     ------------
         Total increase in net assets ....................       601,737,476     1,128,981,736       18,656,979        3,954,801
                                                              --------------    --------------     ------------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........    $3,088,560,791    $2,486,823,315     $105,793,439     $ 87,136,460
                                                              ==============    ==============     ============     ============
      (A) Undistributed (distributions in excess of)
          net investment income (loss) ...................    $    3,135,644    $    7,373,004     $     11,878     $         --
                                                              ==============    ==============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                             M.D. SASS
       OPTIMUM LARGE CAP                TAMRO DIVERSIFIED                 ENHANCED EQUITY
       OPPORTUNITY FUND                    EQUITY FUND                         FUND
------------------------------   ------------------------------   ------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010    OCTOBER 31,
   (UNAUDITED)         2009         (UNAUDITED)         2009         (UNAUDITED)         2009
----------------   -----------   ----------------   -----------   ----------------   -----------
  $ 4,333,664      $ 3,690,736     $10,485,972      $ 8,562,093     $ 22,551,815     $14,388,959
  -----------      -----------     -----------      -----------     ------------     -----------


        3,814            8,948             114           (1,640)         200,320         234,819
       71,866       (1,308,390)        626,306       (1,049,419)         (89,133)       (176,593)

      323,324        1,778,793         971,166        2,484,282        2,477,645       2,619,625
  -----------      -----------     -----------      -----------     ------------     -----------
      399,004          479,351       1,597,586        1,433,223        2,588,832       2,677,851
  -----------      -----------     -----------      -----------     ------------     -----------


      (14,319)              --         (22,812)         (38,534)        (199,457)       (267,832)
           --               --              --               --          (15,113)             --
           --               --              --               --               --              --

           --               --              --               --               --      (1,029,769)
           --               --              --               --               --              --
           --               --              --               --               --              --
  -----------      -----------     -----------      -----------     ------------     -----------
      (14,319)              --         (22,812)         (38,534)        (214,570)     (1,297,601)
  -----------      -----------     -----------      -----------     ------------     -----------


    1,562,725        1,871,676       5,055,261        2,135,995       24,479,595       8,226,815
           --               --              --               --       17,267,987              --
           --               --              --               --               --              --

       14,292               --          22,602           38,207          163,838         890,192
           --               --              --               --           15,113              --
           --               --              --               --               --              --

   (1,085,077)      (1,708,099)     (1,449,883)      (1,645,012)     (13,466,070)     (2,334,401)
           --               --              --               --             (164)             --
           --               --              --               --               --              --

           --               --              --               --               --              --
           --               --              --               --               --              --
           --               --              --               --               --              --
  -----------      -----------     -----------      -----------     ------------     -----------

      491,940          163,577       3,627,980          529,190       28,460,299       6,782,606
  -----------      -----------     -----------      -----------     ------------     -----------
      876,625          642,928       5,202,754        1,923,879       30,834,561       8,162,856
  -----------      -----------     -----------      -----------     ------------     -----------
  $ 5,210,289      $ 4,333,664     $15,688,726      $10,485,972     $ 53,386,376     $22,551,815
  ===========      ===========     ===========      ===========     ============     ===========
  $    (1,557)     $     8,948     $   (22,698)     $        --     $     (1,680)    $    12,570
  ===========      ===========     ===========      ===========     ============     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                HERNDON
                                                               LARGE CAP
                                                               VALUE FUND                 VALUE FUND
                                                           -----------------   -------------------------------
                                                              PERIOD ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                           APRIL 30, 2010(a)    APRIL 30, 2010     OCTOBER 31,
                                                              (UNAUDITED)         (UNAUDITED)         2009
                                                           -----------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ......................      $       --         $225,753,541     $208,391,708
                                                              ----------         ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ........................             145            2,080,985        4,302,806
      Net realized gain (loss) on investments ..........            (245)          (3,549,308)     (27,626,230)
      Net change in unrealized appreciation on
         investments ...................................           6,649           28,856,047       41,983,428
                                                              ----------         ------------     ------------
      Net increase in net assets from operations .......           6,549           27,387,724       18,660,004
                                                              ----------         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..........................................              --             (161,671)        (367,357)
      Class I ..........................................              --           (1,936,223)      (3,870,466)
   Net realized gain on investments:
      Class N ..........................................              --                   --       (2,607,605)
      Class I ..........................................              --                   --      (24,382,406)
                                                              ----------         ------------     ------------
         Total distributions ...........................              --           (2,097,894)     (31,227,834)
                                                              ----------         ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..........................................         998,139            1,956,918        5,005,683
      Class I ..........................................              --                   --               --
   Proceeds from reinvestment of distributions:
      Class N ..........................................              --              153,119        2,912,811
      Class I ..........................................              --            1,936,223       28,252,872
   Cost of shares redeemed:
      Class N ..........................................              --           (1,686,130)      (6,241,703)
      Class I ..........................................              --                   --               --
                                                              ----------         ------------     ------------
         Net increase (decrease) from capital share
            transactions ...............................         998,139            2,360,130       29,929,663
                                                              ----------         ------------     ------------
         Total increase in net assets ..................       1,004,688           27,649,960       17,361,833
                                                              ----------         ------------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........      $1,004,688         $253,403,501     $225,753,541
                                                              ----------         ------------     ------------
      (A) Undistributed (distributions in excess of)
          net investment income (loss) .................      $      145         $    246,127     $    263,036
                                                              ==========         ============     ============

----------
(a) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

      RIVER ROAD DIVIDEND                MONTAG & CALDWELL
       ALL CAP VALUE FUND               MID CAP GROWTH FUND              OPTIMUM MID CAP FUND
-------------------------------   ------------------------------   --------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
 APRIL 30, 2010     OCTOBER 31,    APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010     OCTOBER 31,
   (UNAUDITED)         2009          (UNAUDITED)         2009         (UNAUDITED)          2009
----------------   ------------   ----------------   -----------   ----------------   -------------
  $159,027,298     $ 51,648,751      $2,959,374      $1,814,569     $  993,185,657    $ 602,061,413
  ------------     ------------      ----------      ----------     --------------    -------------

     2,418,455        3,627,748         (10,208)        (11,237)         1,248,723        3,442,294
     6,898,010       (8,621,021)         63,533        (403,883)         5,850,427         (545,644)

    20,470,303       24,704,160         537,200         841,452        296,548,067      233,642,408
  ------------     ------------      ----------      ----------     --------------    -------------
    29,786,768       19,710,887         590,525         426,332        303,647,217      236,539,058
  ------------     ------------      ----------      ----------     --------------    -------------


    (1,094,862)      (1,721,842)         (6,357)             --         (1,961,196)      (4,132,092)
    (1,239,703)        (954,273)             --              --           (687,104)      (1,143,451)

            --               --              --              --                 --       (8,736,848)
            --               --              --              --                 --       (1,689,593)
  ------------     ------------      ----------      ----------     --------------    -------------
    (2,334,565)      (2,676,115)         (6,357)             --         (2,648,300)     (15,701,984)
  ------------     ------------      ----------      ----------     --------------    -------------


    17,299,510       62,751,999         368,213         793,491        507,313,275      319,711,144
    22,310,170       66,394,520              --              --        122,985,839       64,914,636

     1,052,493        1,657,312           5,382              --          1,860,076       12,136,985
       756,644          529,398              --              --            670,342        2,654,628

   (10,508,154)     (39,807,148)       (634,791)        (75,018)      (190,001,009)    (181,783,742)
    (4,211,409)      (1,182,306)             --              --        (28,464,305)     (47,346,481)
  ------------     ------------      ----------      ----------     --------------    -------------

    26,699,254       90,343,775        (261,196)        718,473        414,364,218      170,287,170
  ------------     ------------      ----------      ----------     --------------    -------------
    54,151,457      107,378,547         322,972       1,144,805        715,363,135      391,124,244
  ------------     ------------      ----------      ----------     --------------    -------------
  $213,178,755     $159,027,298      $3,282,346      $2,959,374     $1,708,548,792    $ 993,185,657
  ------------     ------------      ----------      ----------     --------------    -------------

  $    111,517     $     27,627      $  (16,565)     $       --     $   (1,268,952)   $     130,625
  ============     ============      ==========      ==========     ==============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                              CARDINAL MID CAP                 VEREDUS AGGRESSIVE
                                                                 VALUE FUND                       GROWTH FUND
                                                       ------------------------------   -------------------------------
                                                       SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010     OCTOBER 31,
                                                          (UNAUDITED)         2009         (UNAUDITED)         2009
                                                       ----------------   -----------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ..................      $  916,100       $ 782,776       $45,496,186     $ 59,868,093
                                                          ----------       ---------       -----------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .................           1,748           2,357          (330,452)        (490,865)
      Net realized gain (loss) on investments ......          44,407        (294,095)        8,863,341      (14,966,950)
      Net change in unrealized appreciation on
         investments ...............................         110,338         421,964         9,047,606       17,053,720
                                                          ----------       ---------       -----------     ------------
      Net increase in net assets from operations ...         156,493         130,226        17,580,495        1,595,905
                                                          ----------       ---------       -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ......................................          (3,806)         (8,532)               --               --
      Class I ......................................              --              --                --               --
   Net realized gain on investments:
      Class N ......................................              --              --                --         (241,471)
      Class I ......................................              --              --                --          (88,235)
                                                          ----------       ---------       -----------     ------------
         Total distributions .......................          (3,806)         (8,532)               --         (329,706)
                                                          ----------       ---------       -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ......................................          30,776          25,746         2,441,482        3,773,701
      Class I ......................................              --              --           186,389          453,913
   Proceeds from reinvestment of distributions:
      Class N ......................................             837           1,742                --          233,197
      Class I ......................................              --              --                --           87,459
   Cost of shares redeemed:
      Class N ......................................            (533)        (15,858)       (5,048,133)     (16,017,794)
      Class I ......................................              --              --          (141,465)      (4,168,582)
                                                          ----------       ---------       -----------     ------------
         Net increase (decrease) from capital
            share transactions .....................          31,080          11,630        (2,561,727)     (15,638,106)
                                                          ----------       ---------       -----------     ------------
         Total increase (decrease) in net assets ...         183,767         133,324        15,018,768      (14,371,907)
                                                          ----------       ---------       -----------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....      $1,099,867       $ 916,100       $60,514,954     $ 45,496,186
                                                          ==========       =========       ===========     ============
   (A) Undistributed (distributions in excess of)
       net investment income (loss) ................      $   (1,154)      $     904       $  (330,452)    $         --
                                                          ==========       =========       ===========     ============

----------
(a)  Fasciano Small Cap Fund commenced investment operations on December 23,
     2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

     FASCIANO                    TAMRO                            RIVER ROAD
 SMALL CAP FUND              SMALL CAP FUND                   SELECT VALUE FUND
-----------------   --------------------------------   -------------------------------
   PERIOD ENDED     SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
APRIL 30, 2010(a)    APRIL 30, 2010     OCTOBER 31,     APRIL 30, 2010     OCTOBER 31,
   (UNAUDITED)         (UNAUDITED)          2009          (UNAUDITED)         2009
-----------------   ----------------   -------------   ----------------   ------------
   $       --        $  757,115,466    $ 398,363,783     $209,134,875     $110,715,839
   ----------        --------------    -------------     ------------     ------------

       (1,988)           (1,193,985)      (1,180,294)         434,430          275,131
        2,522            53,298,508      (67,769,370)      17,522,399      (12,229,527)

      182,647           166,914,074      132,865,248       21,518,983       32,098,705
   ----------        --------------    -------------     ------------     ------------
      183,181           219,018,597       63,915,584       39,475,812       20,144,309
   ----------        --------------    -------------     ------------     ------------


           --                    --               --               --          (80,194)
           --              (491,277)        (343,822)        (374,080)        (188,448)

           --                    --               --               --               --
           --                    --               --               --               --
   ----------        --------------    -------------     ------------     ------------
           --              (491,277)        (343,822)        (374,080)        (268,642)
   ----------        --------------    -------------     ------------     ------------


    2,096,624            75,964,823      135,349,839       14,157,954       42,964,602
           --            97,688,164      337,277,664       24,027,214       96,650,247

           --                    --               --               --           79,361
           --               192,068          192,771          293,793          141,129

       (1,067)          (49,289,430)     (63,379,709)      (9,057,916)     (32,256,463)
           --           (85,880,045)    (114,260,644)     (42,425,050)     (29,035,507)
   ----------        --------------    -------------     ------------     ------------

    2,095,557            38,675,580      295,179,921      (13,004,005)      78,543,369
   ----------        --------------    -------------     ------------     ------------
    2,278,738           257,202,900      358,751,683       26,097,727       98,419,036
   ----------        --------------    -------------     ------------     ------------
   $2,278,738        $1,014,318,366    $ 757,115,466     $235,232,602     $209,134,875
   ==========        ==============    =============     ============     ============

   $   (1,988)       $   (1,595,008)   $      90,254     $    234,817     $    174,467
   ==========        ==============    =============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                              RIVER ROAD                        NEPTUNE
                                                                         SMALL CAP VALUE FUND              INTERNATIONAL FUND
                                                                    ------------------------------   -----------------------------
                                                                    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                                     APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010   OCTOBER 31,
                                                                       (UNAUDITED)        2009          (UNAUDITED)        2009
                                                                    ----------------  ------------   ----------------  -----------
NET ASSETS AT BEGINNING OF PERIOD ...............................     $498,763,125    $274,911,304      $1,486,850     $ 8,602,575
                                                                      ------------    ------------      ----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income .....................................          783,742         668,149           6,906         145,615
      Net realized gain (loss) on investments,
         capital gain distributions and foreign
         currency transactions ..................................       27,620,119     (37,285,006)         (5,657)     (2,734,910)
      Net change in unrealized appreciation (depreciation)
         on investments and translation of assets and
         liabilities denominated in foreign currency ............       59,981,417      90,342,485         127,603       5,432,787
                                                                      ------------    ------------      ----------     -----------
      Net increase (decrease) in net assets from operations .....       88,385,278      53,725,628         128,852       2,843,492
                                                                      ------------    ------------      ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ...................................................         (199,557)       (130,237)        (16,538)         (1,002)
      Class I ...................................................         (819,436)       (454,107)        (67,930)        (64,620)
   Net realized gain on investments:
      Class N ...................................................               --              --              --              --
                                                                      ------------    ------------      ----------     -----------
         Total distributions ....................................       (1,018,993)       (584,344)        (84,468)        (65,622)
                                                                      ------------    ------------      ----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ...................................................       33,494,095     109,581,610          35,221          79,336
      Class I ...................................................       52,029,378     177,743,809          12,597          29,066
   Proceeds from reinvestment of distributions:
      Class N ...................................................          196,294         127,352          16,107           1,002
      Class I ...................................................          738,653         353,414          58,454           6,234
   Cost of shares redeemed:
      Class N ...................................................      (56,069,780)    (70,119,952)         (2,269)        (56,971)
      Class I ...................................................      (44,287,825)    (46,975,696)        (32,905)     (9,952,262)
                                                                      ------------    ------------      ----------     -----------
         Net increase (decrease) from capital share
            transactions ........................................      (13,899,185)    170,710,537          87,205      (9,893,595)
                                                                      ------------    ------------      ----------     -----------
         Total increase (decrease) in net assets ................       73,467,100     223,851,821         131,589      (7,115,725)
                                                                      ------------    ------------      ----------     -----------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..................     $572,230,225    $498,763,125      $1,618,439     $ 1,486,850
                                                                      ============    ============      ==========     ===========
      (A) Undistributed (distributions in excess of)
          net investment income (loss) ..........................     $    138,109    $    373,360      $    6,898     $    84,460
                                                                      ============    ============      ==========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                            NEW CENTURY
            BARINGS                          DYNAMIC                      ABSOLUTE RETURN
      INTERNATIONAL FUND                 ALLOCATION FUND                     ETF FUND
------------------------------   ------------------------------   ------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010    OCTOBER 31,
   (UNAUDITED)        2009          (UNAUDITED)        2009          (UNAUDITED)        2009
----------------   -----------   ----------------   -----------   ----------------   -----------
   $28,276,692     $ 5,517,433      $39,190,617     $ 6,070,423    $ 17,706,406      $13,747,979
   -----------     -----------      -----------     -----------    ------------      -----------

       169,286         271,081          186,396         179,911          56,369           73,877


     1,079,838      (1,481,892)       1,584,490       3,123,543       2,015,464       (2,046,887)


      (697,027)      6,643,060        1,739,491         732,438          47,322        2,779,288
   -----------     -----------      -----------     -----------    ------------      -----------
       552,097       5,432,249        3,510,377       4,035,892       2,119,155          806,278
   -----------     -----------      -----------     -----------    ------------      -----------


            --              --         (261,689)       (187,961)       (146,952)        (121,220)
      (114,624)         (4,815)              --              --              --               --

            --              --       (2,887,100)             --              --               --
   -----------     -----------      -----------     -----------    ------------      -----------
      (114,624)         (4,815)      (3,148,789)       (187,961)       (146,952)        (121,220)
   -----------     -----------      -----------     -----------    ------------      -----------


       448,759              --       19,207,347      36,466,180       3,763,446       11,470,790
    15,848,500      20,249,535               --              --              --               --

            --              --        3,145,004         187,829         134,238           91,694
        81,688           2,023               --              --              --               --

            --              --       (9,444,773)     (7,381,746)     (3,673,533)      (8,289,115)
      (509,101)     (2,919,733)              --              --              --               --
   -----------     -----------      -----------     -----------    ------------      -----------

    15,869,846      17,331,825       12,907,578      29,272,263         224,151        3,273,369
   -----------     -----------      -----------     -----------    ------------      -----------
    16,307,319      22,759,259       13,269,166      33,120,194       2,196,354        3,958,427
   -----------     -----------      -----------     -----------    ------------      -----------
   $44,584,011     $28,276,692      $52,459,783     $39,190,617    $ 19,902,760      $17,706,406
   ===========     ===========      ===========     ===========    ============      ===========

   $   169,129     $   114,467      $   (52,255)    $    23,038    $    (67,553)     $    23,030
   ===========     ===========      ===========     ===========    ============      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                      LAKE PARTNERS
                                                                          LASSO                             FORTIS
                                                                    ALTERNATIVES FUND                  REAL ESTATE FUND
                                                             -------------------------------   -------------------------------
                                                             SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED     YEAR ENDED
                                                              APRIL 30, 2010     OCTOBER 31,    APRIL 30, 2010     OCTOBER 31,
                                                                (UNAUDITED)        2009(a)        (UNAUDITED)         2009
                                                             ----------------   ------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ........................     $ 1,844,834       $       --       $25,916,242     $ 29,440,875
                                                               -----------       ----------       -----------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .......................          20,571             (628)          403,446          728,653
      Net realized gain (loss) on investments,
         capital gain distributions and foreign
         currency transactions ...........................         161,240           33,119         1,181,624      (13,479,329)
      Net change in unrealized appreciation on
         investments and translation of assets and
         liabilities denominated in foreign currency .....         290,276           57,538         7,192,211       11,547,398
                                                               -----------       ----------       -----------     ------------
      Net increase (decrease) in net assets from
         operations ......................................         472,087           90,029         8,777,281       (1,203,278)
                                                               -----------       ----------       -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ............................................              --               --           (72,917)        (169,447)
      Class I ............................................         (36,852)              --          (473,146)        (807,903)
   Net realized gain on investments:
      Class I ............................................         (34,918)              --                --               --
                                                               -----------       ----------       -----------     ------------
         Total distributions .............................         (71,770)              --          (546,063)        (977,350)
                                                               -----------       ----------       -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ............................................       3,726,593               --           282,499          485,760
      Class I ............................................       9,018,829        2,017,587            16,777               --
   Proceeds from reinvestment of distributions:
      Class N ............................................              --               --            71,964          163,314
      Class I ............................................          70,540               --           473,146          807,903
   Cost of shares redeemed:
      Class N ............................................        (147,928)              --          (756,289)      (1,833,927)
      Class I ............................................      (1,722,929)        (262,782)              (65)        (967,055)
   Issued due to merger:
      Class N ............................................              --               --                --               --
                                                               -----------       ----------       -----------     ------------
         Net increase (decrease) from capital
            share transactions ...........................      10,945,105        1,754,805            88,032       (1,344,005)
                                                               -----------       ----------       -----------     ------------
         Total increase (decrease) in net assets .........      11,345,422        1,844,834         8,319,250       (3,524,633)
                                                               -----------       ----------       -----------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........     $13,190,256       $1,844,834       $34,235,492     $ 25,916,242
                                                               ===========       ==========       ===========     ============
      (A) Undistributed (distributions in excess of)
          net investment income (loss) ...................     $   (15,050)      $    1,231       $   198,397     $    341,014
                                                               ===========       ==========       ===========     ============

----------
(a) Lake Partners LASSO Alternative Fund commenced investment operations on April 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

       MONTAG & CALDWELL
         BALANCED FUND                TCH FIXED INCOME FUND
------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2010    OCTOBER 31,    APRIL 30, 2010     OCTOBER 31,
   (UNAUDITED)         2009         (UNAUDITED)         2009
----------------   -----------   ----------------   ------------
  $16,086,414      $17,504,601      $67,283,501     $ 68,655,177
  -----------      -----------      -----------     ------------

      110,543          226,949        1,626,355        3,626,011


      692,728         (505,443)         247,471       (1,327,665)


      460,061        2,858,743        1,146,364       11,829,836
  -----------      -----------      -----------     ------------
    1,263,332        2,580,249        3,020,190       14,128,182
  -----------      -----------      -----------     ------------


     (109,128)        (249,501)      (1,174,654)      (2,378,032)
       (9,432)         (16,924)        (488,384)      (1,340,088)

           --               --               --               --
  -----------      -----------      -----------     ------------
     (118,560)        (266,425)      (1,663,038)      (3,718,120)
  -----------      -----------      -----------     ------------


      710,505        2,450,539        3,837,340        9,530,426
      214,830          116,672        1,020,837        2,287,740

      102,983          179,931        1,127,337        2,291,237
        9,432           16,883          435,371        1,215,866

   (3,243,120)      (6,460,170)      (6,498,395)     (14,228,978)
      (72,473)         (35,866)      (5,867,008)     (12,878,029)

   17,271,907               --               --               --
  -----------      -----------      -----------     ------------

   14,994,064       (3,732,011)      (5,944,518)     (11,781,738)
  -----------      -----------      -----------     ------------
   16,138,836       (1,418,187)      (4,587,366)      (1,371,676)
  -----------      -----------      -----------     ------------
  $32,225,250      $16,086,414      $62,696,135     $ 67,283,501
  ===========      ===========      ===========     ============

  $  (240,286)     $  (232,269)     $    (5,748)    $     30,935
  ===========      ===========      ===========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR         YEAR         YEAR         YEAR
                                                 04/30/10        ENDED         ENDED        ENDED        ENDED        ENDED
                                               (UNAUDITED)     10/31/09      10/31/08     10/31/07     10/31/06     10/31/05
                                               ----------     ----------     --------     --------     --------     --------
Net Asset Value, Beginning of period ........  $    20.87     $    18.84     $  31.51     $  25.15     $  23.35     $  21.53
                                               ----------     ----------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................        0.05(a)        0.08(a)      0.07(a)      0.06(a)      0.07(a)      0.05(a)
      Net realized and unrealized gain (loss)
         on investments .....................        2.27           2.61        (8.66)        6.54         1.80         1.83
                                               ----------     ----------     --------     --------     --------     --------
         Total from investment operations ...        2.32           2.69        (8.59)        6.60         1.87         1.88
                                               ----------     ----------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................       (0.08)         (0.06)       (0.05)       (0.06)       (0.07)       (0.06)
      Distributions from net realized gain
         on investments .....................          --          (0.60)       (4.03)       (0.18)          --           --
                                               ----------     ----------     --------     --------     --------     --------
         Total distributions ................       (0.08)         (0.66)       (4.08)       (0.24)       (0.07)       (0.06)
                                               ----------     ----------     --------     --------     --------     --------
Net increase (decrease) in net asset value ..        2.24           2.03       (12.67)        6.36         1.80         1.82
                                               ----------     ----------     --------     --------     --------     --------
Net Asset Value, End of period ..............  $    23.11     $    20.87     $  18.84     $  31.51     $  25.15     $  23.35
                                               ==========     ==========     ========     ========     ========     ========
TOTAL RETURN (b) ............................       11.11%(c)      15.08%      (31.13)%      26.41%        8.02%        8.72%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....  $1,613,883     $1,277,346     $602,905     $759,567     $846,100     $992,229
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        1.07%(d)       1.11%        1.08%(e)     1.07%(e)     1.06%(e)     1.03%
      After reimbursement and/or waiver of
         expenses by Adviser ................        1.07%(d)       1.11%        1.08%(e)     1.07%(e)     1.06%(e)     1.03%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        0.41%(d)       0.41%        0.26%        0.23%        0.28%        0.20%
      After reimbursement and/or waiver of
         expenses by Adviser ................        0.41%(d)       0.41%        0.26%        0.23%        0.28%        0.20%
   Portfolio Turnover .......................       16.43%(c)      35.09%(e)    52.32%       69.02%       68.74%       52.16%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                              SIX MONTHS
                                                 ENDED          YEAR          YEAR          YEAR           YEAR           YEAR
                                                04/30/10        ENDED         ENDED         ENDED          ENDED          ENDED
                                              (UNAUDITED)     10/31/09      10/31/08      10/31/07       10/31/06       10/31/05
                                              ----------     ----------     --------     ----------     ----------     ----------
Net Asset Value, Beginning of period ........ $    20.97     $    18.94     $  31.61     $    25.24     $    23.44     $    21.61
                                              ----------     ----------     --------     ----------     ----------     ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.07(a)        0.12(a)      0.13(a)        0.14(a)        0.13(a)        0.11(a)
      Net realized and unrealized gain (loss)
         on investments .....................       2.29           2.62        (8.70)          6.55           1.82           1.83
                                              ----------     ----------     --------     ----------     ----------     ----------
         Total from investment operations ...       2.36           2.74        (8.57)          6.69           1.95           1.94
                                              ----------     ----------     --------     ----------     ----------     ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.12)         (0.11)       (0.07)         (0.14)         (0.15)         (0.11)
      Distributions from net realized gain
         on investments .....................         --          (0.60)       (4.03)         (0.18)            --             --
                                              ----------     ----------     --------     ----------     ----------     ----------
         Total distributions ................      (0.12)         (0.71)       (4.10)         (0.32)         (0.15)         (0.11)
                                              ----------     ----------     --------     ----------     ----------     ----------
Net increase (decrease) in net asset value ..       2.24           2.03       (12.67)          6.37           1.80           1.83
                                              ----------     ----------     --------     ----------     ----------     ----------
Net Asset Value, End of period .............. $    23.21     $    20.97     $  18.94     $    31.61     $    25.24     $    23.44
                                              ==========     ==========     ========     ==========     ==========     ==========
TOTAL RETURN (c) ............................      11.21%(b)      15.36%      (30.96)%        26.72%          8.36%          8.99%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..... $1,468,322     $1,205,637     $754,671     $1,254,382     $1,246,683     $1,727,848
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.82%(d)       0.86%        0.83%(e)       0.79%(e)       0.78%(e)       0.75%
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.82%(d)       0.86%        0.83%(e)       0.79%(e)       0.78%(e)       0.75%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.66%(d)       0.66%        0.51%          0.51%          0.56%          0.48%
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.66%(d)       0.66%        0.51%          0.51%          0.56%          0.48%
   Portfolio Turnover .......................      16.43%(b)      35.09%(f)    52.32%         69.02%         68.74%         52.16%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS R
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED       YEAR        YEAR           YEAR          YEAR        YEAR
                                                 04/30/10     ENDED       ENDED          ENDED         ENDED       ENDED
                                               (UNAUDITED)  10/31/09    10/31/08       10/31/07      10/31/06    10/31/05
                                               ----------   --------    --------       --------      --------    --------
Net Asset Value, Beginning of period ........    $20.73      $18.69      $ 31.33        $25.04        $23.23      $21.43
                                                 ------      ------      -------        ------        ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      0.02(a)     0.03(a)        --(a)(b)      --(a)(b)    0.01(a)    (0.01)(a)
      Net realized and unrealized gain (loss)
         on investments .....................      2.24        2.61        (8.58)         6.49          1.80        1.83
                                                 ------      ------      -------        ------        ------      ------
         Total from investment operations ...      2.26        2.64        (8.58)         6.49          1.81        1.82
                                                 ------      ------      -------        ------        ------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.08)         --        (0.03)        (0.02)           --       (0.02)
      Distributions from net realized gain
         on investments .....................        --       (0.60)       (4.03)        (0.18)           --          --
                                                 ------      ------      -------        ------        ------      ------
         Total distributions ................     (0.08)      (0.60)       (4.06)        (0.20)           --       (0.02)
                                                 ------      ------      -------        ------        ------      ------
Net increase (decrease) in net asset value ..      2.18        2.04       (12.64)         6.29          1.81        1.80
                                                 ------      ------      -------        ------        ------      ------
Net Asset Value, End of period ..............    $22.91      $20.73      $ 18.69        $31.33        $25.04      $23.23
                                                 ======      ======      =======        ======        ======      ======
TOTAL RETURN (c) ............................     10.91%(d)   14.87%      (31.28)%       26.06%         7.79%       8.50%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $6,356      $3,840      $   266        $4,062        $  693      $  703
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.32%(e)    1.36%        1.33%(f)      1.29%(f)      1.28%(f)    1.25%
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.32%(e)    1.36%        1.33%(f)      1.29%(f)      1.28%(f)    1.25%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.16%(e)    0.16%        0.01%         0.01%         0.06%      (0.02)%
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.16%(e)    0.16%        0.01%         0.01%         0.06%      (0.02)%
   Portfolio Turnover .......................     16.43%(d)   35.09%(g)    52.32%        69.02%        68.74%      52.16%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR      YEAR      YEAR      YEAR        YEAR
                                                 04/30/10       ENDED     ENDED     ENDED     ENDED       ENDED
                                               (UNAUDITED)    10/31/09  10/31/08  10/31/07  10/31/06    10/31/05
                                               ----------     --------  --------  --------  --------    --------
Net Asset Value, Beginning of period ........  $  9.07        $  8.69   $ 16.77   $ 13.08   $ 11.88     $ 10.31
                                               -------        -------   -------   -------   -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................      (--)(a)(b)   (0.01)    (0.06)    (0.08)    (0.03)(a)   (0.02)
      Net realized and unrealized gain (loss)
         on investments .....................     2.64           0.39     (5.60)     3.77      1.24        1.59
                                               -------        -------   -------   -------   -------     -------
         Total from investment operations ...     2.64           0.38     (5.66)     3.69      1.21        1.57
                                               -------        -------   -------   -------   -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............       --(b)          --        --        --        --          --
      Distributions from net realized gain
         on investments .....................       --             --     (2.42)       --     (0.01)         --
                                               -------        -------   -------   -------   -------     -------
         Total distributions ................       --             --     (2.42)       --     (0.01)         --
                                               -------        -------   -------   -------   -------     -------
Net increase (decrease) in net asset value ..     2.64           0.38     (8.08)     3.69      1.20        1.57
                                               -------        -------   -------   -------   -------     -------
Net Asset Value, End of period ..............  $ 11.71        $  9.07   $  8.69   $ 16.77   $ 13.08     $ 11.88
                                               =======        =======   =======   =======   =======     =======
TOTAL RETURN (c) ............................    29.12%(d)       4.37%   (39.09)%   28.14%    10.22%      15.23%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....  $44,975        $39,437   $37,142   $50,783   $34,687     $13,270
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.32%(e)       1.37%     1.34%     1.52%     1.75%       2.57%
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.30%(e)       1.30%     1.30%     1.30%     1.30%       1.30%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (0.08)%(e)     (0.24)%   (0.55)%   (0.81)%   (0.72)%     (1.76)%
      After reimbursement and/or waiver of
         expenses by Adviser ................    (0.05)%(e)     (0.17)%   (0.51)%   (0.59)%   (0.27)%     (0.49)%
   Portfolio Turnover .......................   132.19%(d)     331.55%   387.57%   283.38%   269.88%     202.37%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $(0.005) per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR       YEAR       YEAR       PERIOD
                                                 04/30/10      ENDED      ENDED      ENDED       ENDED
                                               (UNAUDITED)   10/31/09   10/31/08   10/31/07   10/31/06(a)
                                               -----------   --------   --------   --------   -----------
Net Asset Value, Beginning of period ........   $  9.16       $  8.74    $ 16.83    $ 13.08     $ 11.97
                                                -------       -------    -------    -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      0.01(b)       0.01      (0.02)     (0.02)         --(b)(c)
      Net realized and unrealized gain (loss)
         on investments .....................      2.66          0.41      (5.65)      3.77        1.11
                                                -------       -------    -------    -------     -------
         Total from investment operations ...      2.67          0.42      (5.67)      3.75        1.11
                                                -------       -------    -------    -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............     (0.01)           --         --         --          --
      Distributions from net realized gain
         on investments .....................        --            --      (2.42)        --          --
                                                -------       -------    -------    -------     -------
         Total distributions ................     (0.01)           --      (2.42)        --          --
                                                -------       -------    -------    -------     -------
Net increase (decrease) in net asset value ..      2.66          0.42      (8.09)      3.75        1.11
                                                -------       -------    -------    -------     -------
Net Asset Value, End of period ..............   $ 11.82       $  9.16    $  8.74    $ 16.83     $ 13.08
                                                =======       =======    =======    =======     =======
TOTAL RETURN (d) ............................     29.10%(e)      4.81%    (38.96)%    28.52%       9.27%(e)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $60,818       $47,699    $46,040    $ 3,216     $ 1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.07%(f)      1.12%      1.09%      1.19%       1.43%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.05%(f)      1.05%      1.05%      0.97%       0.98%(f)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.17%(f)      0.01%     (0.30)%    (0.48)%     (0.55)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.20%(f)      0.08%     (0.26)%    (0.26)%     (0.10)%(f)
   Portfolio Turnover .......................    132.19%(e)    331.55%    387.57%    283.38%     269.88%

----------
(a) Veredus Select Growth Fund, Class I, commenced investment operations on September 11, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR       YEAR        PERIOD
                                                 04/30/10      ENDED      ENDED        ENDED
                                               (UNAUDITED)   10/31/09   10/31/08    10/31/07(a)
                                               -----------   --------   --------    -----------
Net Asset Value, Beginning of period ........    $ 7.90       $ 6.79    $ 12.56      $ 10.00
                                                 ------       ------    -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      0.01         0.02      (0.02)       (0.01)
      Net realized and unrealized gain (loss)
         on investments .....................      0.78         1.09      (5.74)        2.57
                                                 ------       ------    -------      -------
         Total from investment operations ...      0.79         1.11      (5.76)        2.56
                                                 ------       ------    -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............     (0.03)          --      (0.01)          --
                                                 ------       ------    -------      -------
         Total distributions ................     (0.03)          --      (0.01)          --
                                                 ------       ------    -------      -------
Net increase (decrease) in net asset value ..      0.76         1.11      (5.77)        2.56
                                                 ------       ------    -------      -------
Net Asset Value, End of period ..............    $ 8.66       $ 7.90    $  6.79      $ 12.56
                                                 ======       ======    =======      =======
TOTAL RETURN (b) ............................      9.96%(c)    16.35%    (45.90)%      25.60%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $5,210       $4,334    $ 3,691      $40,563
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      2.86%(d)     3.18       1.89%(f)     2.30%(d)(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.22%(d)     1.19(e)    1.12%(f)     1.13%(d)(f)(g)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (1.47)%(d)   (1.73)     (0.86)%      (1.31)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.17%(d)     0.26      (0.09)%      (0.14)%(d)
   Portfolio Turnover .......................     36.69%(c)    76.59%     48.87%       76.40%(c)

----------
(a) Optimum Large Cap Opportunity Fund, Class N, commenced investment operations on December 28, 2006.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Effective March 1, 2009, the Adviser removed the voluntary expense limitation of 1.10%, the contractual expense limitation is 1.22%.

(f) Ratios of expenses to average net assets include interest expense of 0.02% for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) The Adviser's expense reimbursement level, which affects the net expense ratio, was implemented on May 1, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR        YEAR        YEAR
                                                 04/30/10        ENDED       ENDED      ENDED       ENDED       ENDED
                                               (UNAUDITED)     10/31/09    10/31/08   10/31/07    10/31/06    10/31/05
                                               -----------     --------    --------   --------    --------    --------
Net Asset Value, Beginning of period ........   $  9.72         $  8.34    $ 14.41    $ 13.91     $ 12.40     $ 11.35
                                                -------         -------    -------    -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........        --(a)           --(a)    0.04       0.03        0.09        0.08
      Net realized and unrealized gain (loss)
         on investments .....................      1.54            1.42      (4.94)      2.13        1.53        1.05
                                                -------         -------    -------    -------     -------     -------
         Total from investment operations ...      1.54            1.42      (4.90)      2.16        1.62        1.13
                                                -------         -------    -------    -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.02)          (0.04)     (0.01)     (0.03)      (0.11)      (0.08)
      Distributions from net realized gain
         on investments .....................        --              --      (1.16)     (1.63)         --          --
                                                -------         -------    -------    -------     -------     -------
         Total distributions ................     (0.02)          (0.04)     (1.17)     (1.66)      (0.11)      (0.08)
                                                -------         -------    -------    -------     -------     -------
Net increase (decrease) in net asset value ..      1.52            1.38      (6.07)      0.50        1.51        1.05
                                                -------         -------    -------    -------     -------     -------
Net Asset Value, End of period ..............   $ 11.24         $  9.72    $  8.34    $ 14.41     $ 13.91     $ 12.40
                                                =======         =======    =======    =======     =======     =======
TOTAL RETURN (c) ............................     15.97%(b)       17.13%    (36.75)%    16.98%      13.10%       9.98%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $15,689         $10,486    $ 8,562    $15,359     $15,864     $21,590
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.61%(d)        1.95%      1.88%      1.74%(e)    1.54%(e)    1.54%
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.20%(d)        1.20%      1.20%      1.20%(e)    1.22%(e)    1.20%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (0.40)%(d)      (0.77)%    (0.37)%    (0.30)%      0.36%       0.35%
      After reimbursement and/or waiver of
         expenses by Adviser ................        --%(d)(f)    (0.02)%     0.31%      0.24%       0.68%       0.69%
   Portfolio Turnover .......................     46.72%(b)       85.49%     93.82%     37.87%      43.88%      36.84%

----------
(a)  Represents less than $(0.005) per share.

(b)  Not Annualized.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Represents less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR        PERIOD
                                                 04/30/10        ENDED        ENDED
                                               (UNAUDITED)     10/31/09    10/31/08(a)
                                               -----------     --------    -----------
Net Asset Value, Beginning of period ........    $  8.57       $  8.09       $ 10.00
                                                 -------       -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.05(b)       0.11          0.14
      Net realized and unrealized gain (loss)
         on investments .....................       0.67          1.02         (1.91)
                                                 -------       -------       -------
         Total from investment operations ...       0.72          1.13         (1.77)
                                                 -------       -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.05)        (0.13)        (0.14)
      Distributions from net realized gain
         on investments .....................         --         (0.52)           --
                                                 -------       -------       -------
         Total distributions ................      (0.05)        (0.65)        (0.14)
                                                 -------       -------       -------
Net increase (decrease) in net asset value ..       0.67          0.48         (1.91)
                                                 -------       -------       -------
Net Asset Value, End of period ..............    $  9.24       $  8.57       $  8.09
                                                 =======       =======       =======
TOTAL RETURN (c) ............................       8.44%(d)     15.86%       (17.91)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $36,136       $22,552       $14,389
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.43%(e)      2.11%         2.38%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.40%(e)      1.25%(f)      1.10%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.11%(e)      0.55%         0.86%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.14%(e)      1.41%         2.14%(e)
   Portfolio Turnover .......................      16.46%(d)     51.56%        23.68%(d)

----------
(a) M.D. Sass Enhanced Equity Fund, Class N, commenced investment operations on January 15, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Effective June 1, 2009, the contractual expense limitation was increased from 1.10% to 1.40% due to the change in Sub-Adviser.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                                 PERIOD
                                                  ENDED
                                               04/30/10(a)
                                               (UNAUDITED)
                                               -----------
Net Asset Value, Beginning of period ........   $  9.04
                                                -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.01(b)
      Net realized and unrealized gain on
         investments ........................      0.22
                                                -------
         Total from investment operations ...      0.23
                                                -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.03)
                                                -------
         Total distributions ................     (0.03)
                                                -------
Net increase in net asset value .............      0.20
                                                -------
Net Asset Value, End of period ..............   $  9.24
                                                =======
TOTAL RETURN (c) ............................      2.51%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $17,250
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.17%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.15%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.44%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.46%(e)
Portfolio Turnover ..........................     16.46%(d)

----------
(a) M.D. Sass Enhanced Equity Fund, Class I, commenced investment operations on March 3, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

HERNDON LARGE CAP VALUE FUND -- CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                                 PERIOD
                                                  ENDED
                                               04/30/10(a)
                                               (UNAUDITED)
                                               -----------
Net Asset Value, Beginning of period ........   $ 10.00
                                                -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................        --(b)
      Net realized and unrealized gain on
         investments ........................      0.07
                                                -------
         Total from investment operations ...      0.07
                                                -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................        --
                                                -------
         Total distributions ................        --
                                                -------
Net increase in net asset value .............      0.07
                                                -------
Net Asset Value, End of period ..............   $ 10.07
                                                =======
TOTAL RETURN (c) ............................      0.70%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $ 1,005
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     16.22%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.30%(e)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (14.75)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.17%(e)
   Portfolio Turnover .......................      4.14%(d)

----------
(a) Herndon Large Cap Value Fund, Class N, commenced investment operations on March 31, 2010.

(b)  Represents less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR        YEAR        YEAR       YEAR       YEAR
                                                 04/30/10      ENDED       ENDED       ENDED      ENDED      ENDED
                                               (UNAUDITED)   10/31/09    10/31/08    10/31/07   10/31/06   10/31/05
                                               -----------   --------    --------    --------   --------   --------
Net Asset Value, Beginning of period ........    $  8.31     $  9.07     $ 15.57     $  14.06   $  12.15   $ 11.05
                                                 -------     -------     -------     --------   --------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.07        0.15        0.15         0.19       0.21      0.17(a)
      Net realized and unrealized gain (loss)
         on investments .....................       0.93        0.41       (5.08)        2.09       2.09      1.10
                                                 -------     -------     -------     --------   --------   -------
         Total from investment operations ...       1.00        0.56       (4.93)        2.28       2.30      1.27
                                                 -------     -------     -------     --------   --------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.07)      (0.15)      (0.16)       (0.20)     (0.20)    (0.17)
      Distributions from net realized gain
         on investments .....................         --       (1.17)      (1.41)       (0.57)     (0.19)       --
                                                 -------     -------     -------     --------   --------   -------
         Total distributions ................      (0.07)      (1.32)      (1.57)       (0.77)     (0.39)    (0.17)
                                                 -------     -------     -------     --------   --------   -------
Net increase (decrease) in net asset value ..       0.93       (0.76)      (6.50)        1.51       1.91      1.10
                                                 -------     -------     -------     --------   --------   -------
Net Asset Value, End of period ..............    $  9.24     $  8.31     $  9.07     $  15.57   $  14.06   $ 12.15
                                                 =======     =======     =======     ========   ========   =======
TOTAL RETURN (b) ............................      12.03%(c)    8.60%     (34.85)%      16.77%     19.35%    11.48%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $22,860     $20,173     $19,704     $130,476   $103,819   $95,624
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.20%(d)    1.21%       1.18%(f)     1.16%      1.16%     1.16%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.07%(d)    1.07%(e)    1.02%(f)     0.94%      0.94%     0.94%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.38%(d)    1.77%       1.22%        1.06%      1.37%     1.19%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.50%(d)    1.91%       1.38%        1.28%      1.59%     1.41%
   Portfolio Turnover .......................      17.65%(c)   39.00%      67.57%       28.05%     26.86%    21.84%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 1.07% effective March 1, 2009.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR         YEAR         YEAR       YEAR       PERIOD
                                                 04/30/10      ENDED        ENDED        ENDED      ENDED       ENDED
                                               (UNAUDITED)   10/31/09     10/31/08     10/31/07   10/31/06   10/31/05(a)
                                               -----------   --------     --------     --------   --------   -----------
Net Asset Value, Beginning of period ........   $   8.31     $   9.06     $  15.57     $  14.07   $  12.16    $  12.36
                                                --------     --------     --------     --------   --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.08         0.17         0.20         0.23       0.24        0.01(b)
      Net realized and unrealized gain (loss)
         on investments .....................       0.93         0.42        (5.10)        2.07       2.09       (0.21)
                                                --------     --------     --------     --------   --------    --------
         Total from investment operations ...       1.01         0.59        (4.90)        2.30       2.33       (0.20)
                                                --------     --------     --------     --------   --------    --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.08)       (0.17)       (0.20)       (0.23)     (0.23)         --
      Distributions from net realized gain
         on investments .....................         --        (1.17)       (1.41)       (0.57)     (0.19)         --
                                                --------     --------     --------     --------   --------    --------
         Total distributions ................      (0.08)       (1.34)       (1.61)       (0.80)     (0.42)         --
                                                --------     --------     --------     --------   --------    --------
Net increase (decrease) in net asset value ..       0.93        (0.75)       (6.51)        1.50       1.91       (0.20)
                                                --------     --------     --------     --------   --------    --------
Net Asset Value, End of period ..............   $   9.24     $   8.31     $   9.06     $  15.57   $  14.07    $  12.16
                                                ========     ========     ========     ========   ========    ========
TOTAL RETURN (c) ............................      12.16%(d)     9.01%      (34.73)%      16.98%     19.64%      (1.62)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $230,543     $205,580     $188,688     $289,024   $247,667    $192,662
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.95%(e)     0.96%        0.93%(g)     0.91%      0.91%       0.91%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.82%(e)     0.82%(f)     0.77%(g)     0.69%      0.69%       0.69%(e)
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.63%(e)     2.02%        1.47%        1.31%      1.62%       0.40%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.75%(e)     2.16%        1.63%        1.53%      1.84%       0.62%(e)
   Portfolio Turnover .......................      17.65%(d)    39.00%       67.57%       28.05%     26.86%      21.84%

----------
(a)  Value Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 0.82% effective March 1, 2009.

(g) Ratios of expense to average net assets included interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR        YEAR         YEAR        YEAR        PERIOD
                                                 04/30/10      ENDED       ENDED        ENDED       ENDED       ENDED
                                               (UNAUDITED)   10/31/09    10/31/08     10/31/07    10/31/06   10/31/05(a)
                                               -----------   --------    --------     --------    --------   -----------
Net Asset Value, Beginning of period ........   $   8.58     $  8.43     $ 12.58      $ 11.81     $  9.91      $ 10.00
                                                --------     -------     -------      -------     -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.11(b)     0.26(b)     0.38         0.46(b)     0.42         0.13
      Short-term capital gains distributions
         received ...........................         --          --          --           --          --(c)        --
      Net realized and unrealized gain (loss)
         on investments .....................       1.39        0.08       (3.54)        0.81        1.89        (0.10)
                                                --------     -------     -------      -------     -------      -------
         Total from investment operations ...       1.50        0.34       (3.16)        1.27        2.31         0.03
                                                --------     -------     -------      -------     -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.11)      (0.19)      (0.32)       (0.37)      (0.41)       (0.12)
      Return of Capital .....................         --          --       (0.01)          --          --           --
      Distributions from net realized gain
         on investments .....................         --          --       (0.66)       (0.13)         --           --
                                                --------     -------     -------      -------     -------      -------
         Total distributions ................      (0.11)      (0.19)      (0.99)       (0.50)      (0.41)       (0.12)
                                                --------     -------     -------      -------     -------      -------
Net increase (decrease) in net asset value ..       1.39        0.15       (4.15)        0.77        1.90        (0.09)
                                                --------     -------     -------      -------     -------      -------
Net Asset Value, End of period ..............   $   9.97     $  8.58     $  8.43      $ 12.58     $ 11.81      $  9.91
                                                ========     =======     =======      =======     =======      =======
TOTAL RETURN (d) ............................      17.56%(e)    4.33%     (26.82)%      10.89%      23.71%        0.30%(e)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $103,572     $81,842     $51,504      $32,313     $15,899      $ 5,326
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.15%(f)    1.21%       1.35%(g)     1.53%       2.48%        2.71%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.15%(f)    1.21%       1.30%(g)     1.30%       1.30%        1.30%(f)
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       2.48%(f)    3.36%       3.81%        3.48%       2.77%        2.65%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................       2.48%(f)    3.36%       3.86%        3.71%       3.95%        4.06%(f)
   Portfolio Turnover .......................      20.49%(e)   47.34%      48.95%      114.56%      45.50%       14.37%(e)

----------
(a) River Road Dividend All Cap Value Fund, Class N, commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR        YEAR          PERIOD
                                                 04/30/10      ENDED       ENDED         ENDED
                                               (UNAUDITED)   10/31/09    10/31/08     10/31/07(a)
                                               -----------   --------    --------     -----------
Net Asset Value, Beginning of period ........   $   8.57     $  8.42     $ 12.57        $ 12.94
                                                --------     -------     -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.13(b)     0.29(b)     0.41           0.16(b)
      Net realized and unrealized gain (loss)
         on investments .....................       1.38        0.07       (3.55)         (0.37)
                                                --------     -------     -------        -------
         Total from investment operations ...       1.51        0.36       (3.14)         (0.21)
                                                --------     -------     -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.12)      (0.21)      (0.34)         (0.16)
      Return of Capital .....................         --          --       (0.01)            --
      Distributions from net realized gain on
         investments ........................         --          --       (0.66)            --
                                                --------     -------     -------        -------
         Total distributions ................      (0.12)      (0.21)      (1.01)         (0.16)
                                                --------     -------     -------        -------
Net increase (decrease) in net asset value ..       1.39        0.15       (4.15)         (0.37)
                                                --------     -------     -------        -------
Net Asset Value, End of period ..............   $   9.96     $  8.57     $  8.42        $ 12.57
                                                ========     =======     =======        =======
TOTAL RETURN (c) ............................      17.73%(d)    4.59%     (26.66)%        (1.58)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $109,606     $77,185     $   144        $   197
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.90%(e)    0.96%       1.10%(f)       1.42%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.90%(e)    0.96%       1.05%(f)       0.96%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       2.73%(e)    3.61%       4.06%          2.86%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       2.73%(e)    3.61%       4.11%          3.33%(e)
   Portfolio Turnover .......................      20.49%(d)   47.34%      48.95%        114.56%

----------
(a) River Road Dividend All Cap Value Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR         PERIOD
                                                 04/30/10      ENDED        ENDED
                                               (UNAUDITED)   10/31/09    10/31/08(a)
                                               -----------   --------    -----------
Net Asset Value, Beginning of period ........    $ 6.83       $ 5.85      $ 10.00
                                                 ------       ------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................     (0.02)       (0.04)       (0.05)
      Net realized and unrealized gain (loss)
         on investments .....................      1.39         1.02        (4.10)
                                                 ------       ------      -------
         Total from investment operations ...      1.37         0.98        (4.15)
                                                 ------       ------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.02)          --           --
                                                 ------       ------      -------
         Total distributions ................     (0.02)          --           --
                                                 ------       ------      -------
Net increase (decrease) in net asset value ..      1.35         0.98        (4.15)
                                                 ------       ------      -------
Net Asset Value, End of period ..............    $ 8.18       $ 6.83      $  5.85
                                                 ======       ======      =======
TOTAL RETURN (b) ............................     20.01%(c)    16.75%      (41.50)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $3,282       $2,959      $ 1,815
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      3.82%(d)     5.02%        5.80%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.40%(d)     1.40%        1.40%(d)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (3.06)%(d)   (4.13)%      (5.07)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................     (0.64)%(d)   (0.51)%      (0.67)%(d)
   Portfolio Turnover .......................     16.15%(c)    54.37%       63.66%(c)

----------
(a) Montag & Caldwell Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED            YEAR         YEAR         YEAR         YEAR        YEAR
                                                 04/30/10          ENDED        ENDED        ENDED        ENDED       ENDED
                                               (UNAUDITED)       10/31/09     10/31/08     10/31/07     10/31/06    10/31/05
                                               -----------       --------     --------     --------     --------    --------
Net Asset Value, Beginning of period ........  $    22.73        $  17.25     $  32.32     $  27.16     $  23.21    $  22.93
                                               ----------        --------     --------     --------     --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........        0.03            0.09         0.05        (0.02)       (0.02)      (0.02)
      Net realized and unrealized gain (loss)
         on investments .....................        6.31            5.82       (12.93)        7.01         4.88        1.04
                                               ----------        --------     --------     --------     --------    --------
         Total from investment operations ...        6.34            5.91       (12.88)        6.99         4.86        1.02
                                               ----------        --------     --------     --------     --------    --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................       (0.05)          (0.14)          --           --           --          --
      Distributions from net realized gain
         on investments .....................          --           (0.29)       (2.19)       (1.83)       (0.91)      (0.74)
                                               ----------        --------     --------     --------     --------    --------
         Total distributions ................       (0.05)          (0.43)       (2.19)       (1.83)       (0.91)      (0.74)
                                               ----------        --------     --------     --------     --------    --------
Net increase (decrease) in net asset value ..        6.29            5.48       (15.07)        5.16         3.95        0.28
                                               ----------        --------     --------     --------     --------    --------
Net Asset Value, End of period ..............  $    29.02        $  22.73     $  17.25     $  32.32     $  27.16    $  23.21
                                               ==========        ========     ========     ========     ========    ========
TOTAL RETURN (a) ............................       27.92%(b)       35.60%      (42.50)%      27.08%       21.39%       4.43%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....  $1,414,424        $842,233     $508,886     $823,036     $577,891    $548,595
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        1.12%(c)(d)     1.20%(d)     1.16%(d)     1.15%(d)     1.16%       1.23%
      After reimbursement and/or waiver of
         expenses by Adviser ................        1.12%(c)(d)     1.20%(d)     1.16%(d)     1.15%(d)     1.16%       1.23%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        0.15%(c)        0.46%        0.18%       (0.09)%      (0.09)%     (0.08)%
      After reimbursement and/or waiver of
         expenses by Adviser ................        0.15%(c)        0.46%        0.18%       (0.09)%      (0.09)%     (0.08)%
   Portfolio Turnover .......................        3.11%(b)       17.72%       22.58%       26.15%       30.65%      27.42%

----------
(a) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009, October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED           YEAR         YEAR        YEAR         YEAR        YEAR
                                                 04/30/10         ENDED        ENDED       ENDED        ENDED       ENDED
                                               (UNAUDITED)      10/31/09     10/31/08    10/31/07     10/31/06    10/31/05
                                               -----------      --------     --------    --------     --------    --------
Net Asset Value, Beginning of period ........   $  23.00        $  17.47     $ 32.64     $  27.34     $ 23.30     $ 22.96
                                                --------        --------     -------     --------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.05            0.13        0.11         0.05        0.05        0.04
      Net realized and unrealized gain (loss)
         on investments .....................       6.39            5.89      (13.09)        7.08        4.90        1.04
                                                --------        --------     -------     --------     -------     -------
         Total from investment operations ...       6.44            6.02      (12.98)        7.13        4.95        1.08
                                                --------        --------     -------     --------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.09)          (0.20)         --           --          --          --
      Distributions from net realized gain
         on investment ......................         --           (0.29)      (2.19)       (1.83)      (0.91)      (0.74)
                                                --------        --------     -------     --------     -------     -------
         Total distributions ................      (0.09)          (0.49)      (2.19)       (1.83)      (0.91)      (0.74)
                                                --------        --------     -------     --------     -------     -------
Net increase (decrease) in net asset value ..       6.35            5.53      (15.17)        5.30        4.04        0.34
                                                --------        --------     -------     --------     -------     -------
Net Asset Value, End of period ..............   $  29.35        $  23.00     $ 17.47     $  32.64     $ 27.34     $ 23.30
                                                ========        ========     =======     ========     =======     =======
TOTAL RETURN (a) ............................      28.05%(b)       35.97%     (42.39)%      27.43%      21.76%       4.69%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $294,124        $150,953     $93,176     $126,691     $81,670     $73,293
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.87%(c)(d)     0.95%(d)    0.91%(d)     0.87%(d)    0.89%       0.94%
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.87%(c)(d)     0.95%(d)    0.91%(d)     0.87%(d)    0.89%       0.94%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.40%(c)        0.71%       0.43%        0.19%       0.18%       0.21%
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.40%(c)        0.71%       0.43%        0.19%       0.18%       0.21%
   Portfolio Turnover .......................       3.11%(b)       17.72%      22.58%       26.15%      30.65%      27.42%

----------
(a) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009, October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR       PERIOD
                                                 04/30/10       ENDED       ENDED
                                               (UNAUDITED)    10/31/09   10/31/08(a)
                                               -----------    --------   -----------
Net Asset Value, Beginning of period ........    $ 7.17        $ 6.23     $ 10.00
                                                 ------        ------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.01          0.02        0.01
      Net realized and unrealized gain (loss)
         on investments .....................      1.20          0.99       (3.78)
                                                 ------        ------     -------
         Total from investment operations ...      1.21          1.01       (3.77)
                                                 ------        ------     -------
   LESS DISTRIBUTIONS:
      Distributions from net investment
         income .............................     (0.03)        (0.07)         --
                                                 ------        ------     -------
         Total distributions ................     (0.03)        (0.07)         --
                                                 ------        ------     -------
Net increase (decrease) in net asset value ..      1.18          0.94       (3.77)
                                                 ------        ------     -------
Net Asset Value, End of period ..............    $ 8.35        $ 7.17     $  6.23
                                                 ======        ======     =======
TOTAL RETURN (b) ............................     16.90%(c)     16.45%     (37.70)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $1,100        $  916     $   783
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      8.61%(d)     11.18%      11.20%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.40%(d)      1.40%       1.40%(d)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (6.86)%(d)    (9.48)%     (9.64)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.35%(d)      0.30%       0.16%(d)
   Portfolio Turnover .......................     22.10%(c)     65.55%      50.79%(c)

----------
(a) Cardinal Mid Cap Value Fund, Class N, commenced investment operations on November 2, 2007.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR        YEAR        YEAR         YEAR         YEAR
                                                 04/30/10       ENDED       ENDED       ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/09    10/31/08    10/31/07     10/31/06     10/31/05
                                               -----------    --------    --------    --------     --------     --------
Net Asset Value, Beginning of period ........    $  8.97      $  8.38     $ 22.42     $  18.44     $  18.35     $  16.26
                                                 -------      -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................      (0.07)       (0.10)      (0.17)       (0.24)(a)    (0.22)(a)    (0.20)
      Net realized and unrealized gain (loss)
         on investments .....................       3.58         0.74       (8.31)        5.45         0.31         2.29
                                                 -------      -------     -------     --------     --------     --------
         Total from investment operations ...       3.51         0.64       (8.48)        5.21         0.09         2.09
                                                 -------      -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................         --        (0.05)      (5.56)       (1.23)          --           --
                                                 -------      -------     -------     --------     --------     --------
         Total distributions ................         --        (0.05)      (5.56)       (1.23)          --           --
                                                 -------      -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ..       3.51         0.59      (14.04)        3.98         0.09         2.09
                                                 -------      -------     -------     --------     --------     --------
Net Asset Value, End of period ..............    $ 12.48      $  8.97     $  8.38     $  22.42     $  18.44     $  18.35
                                                 =======      =======     =======     ========     ========     ========
TOTAL RETURN (b) ............................      39.13%(c)     7.79%     (47.87)%      30.01%        0.49%       12.85%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $41,854      $32,140     $43,149     $114,803     $367,113     $549,452
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.65%(d)     1.82%(e)    1.55%(e)     1.48%(e)     1.41%(e)     1.42%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.49%(d)     1.49%(e)    1.49%(e)     1.48%(e)     1.41%(e)     1.42%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      (1.46)%(d)   (1.48)%     (1.21)%      (1.27)%      (1.15)%      (1.06)%
      After reimbursement and/or waiver of
         expenses by Adviser ................      (1.30)%(d)   (1.15)%     (1.15)%      (1.27)%      (1.15)%      (1.06)%
   Portfolio Turnover .......................      81.97%(c)   264.98%     166.19%      126.54%      133.21%      140.04%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d) Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009 and October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR        YEAR        YEAR         YEAR         YEAR
                                                 04/30/10       ENDED       ENDED       ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/09    10/31/08    10/31/07     10/31/06     10/31/05
                                               -----------    --------    --------    --------     --------     --------
Net Asset Value, Beginning of period ........    $  9.25      $  8.61     $ 22.83     $  18.71     $  18.57     $  16.40
                                                 -------      -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................      (0.06)       (0.08)      (0.21)       (0.19)(a)    (0.17)(a)    (0.12)
      Net realized and unrealized gain (loss)
         on investments .....................       3.69         0.77       (8.45)        5.54         0.31         2.29
                                                 -------      -------     -------     --------     --------     --------
         Total from investment operations ...       3.63         0.69       (8.66)        5.35         0.14         2.17
                                                 -------      -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................         --        (0.05)      (5.56)       (1.23)          --           --
                                                 -------      -------     -------     --------     --------     --------
         Total distributions ................         --        (0.05)      (5.56)       (1.23)          --           --
                                                 -------      -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ..       3.63         0.64      (14.22)        4.12         0.14         2.17
                                                 -------      -------     -------     --------     --------     --------
Net Asset Value, End of period ..............    $ 12.88      $  9.25     $  8.61     $  22.83     $  18.71     $  18.57
                                                 =======      =======     =======     ========     ========     ========
TOTAL RETURN (c) ............................      39.35%(b)     8.16%     (47.77)%      30.34%        0.75%       13.23%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....    $18,661      $13,356     $16,719     $115,942     $150,697     $156,286
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.40%(d)     1.57%(e)    1.30%(e)     1.19%(e)     1.13%(e)     1.14%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.24%(d)     1.24%(e)    1.24%(e)     1.19%(e)     1.13%(e)     1.14%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      (1.21)%(d)   (1.23)%     (0.96)%      (0.98)%      (0.87)%      (0.78)%
      After reimbursement and/or waiver of
         expenses by Adviser ................      (1.05)%(d)   (0.90)%     (0.90)%      (0.98)%      (0.87)%      (0.78)%
   Portfolio Turnover .......................      81.97%(b)   264.98%     166.19%      126.54%      133.21%      140.04%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009 and October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FASCIANO SMALL CAP FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                                 PERIOD
                                                  ENDED
                                               04/30/10(a)
                                               (UNAUDITED)
                                               -----------
Net Asset Value, Beginning of period ........   $ 10.00
                                                -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................     (0.01)
      Net realized and unrealized gain on
         investments ........................      0.90
                                                -------
         Total from investment operations ...      0.89
                                                -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................        --
                                                -------
         Total distributions ................        --
                                                -------
Net increase in net asset value .............      0.89
                                                -------
Net Asset Value, End of period ..............   $ 10.89
                                                =======
TOTAL RETURN (b) ............................      8.90%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $ 2,279
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      8.16%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.40%(d)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (7.02)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................     (0.27)%(d)
   Portfolio Turnover .......................      4.15%(c)

----------
(a) Fasciano Small Cap Fund, Class N, commenced investment operations on December 23, 2009.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR         YEAR        YEAR         YEAR         YEAR
                                                 04/30/10       ENDED        ENDED       ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/09     10/31/08    10/31/07     10/31/06     10/31/05
                                               -----------    --------     --------    --------     --------     --------
Net Asset Value, Beginning of period ........   $  14.67      $  13.64     $  20.99    $  19.73     $  15.63     $  15.25
                                                --------      --------     --------    --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      (0.04)        (0.05)(a)     0.05       (0.08)(a)    (0.07)(a)    (0.07)(a)
      Net realized and unrealized gain (loss)
         on investments .....................       4.21          1.08        (6.43)       2.48         4.17         1.45
                                                --------      --------     --------    --------     --------     --------
         Total from investment operations ...       4.17          1.03        (6.38)       2.40         4.10         1.38
                                                --------      --------     --------    --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................         --            --        (0.97)      (1.14)          --        (1.00)
                                                --------      --------     --------    --------     --------     --------
         Total distributions ................         --            --        (0.97)      (1.14)          --        (1.00)
                                                --------      --------     --------    --------     --------     --------
Net increase (decrease) in net asset value ..       4.17          1.03        (7.35)       1.26         4.10         0.38
                                                --------      --------     --------    --------     --------     --------
Net Asset Value, End of period ..............   $  18.84      $  14.67     $  13.64    $  20.99     $  19.73     $  15.63
                                                ========      ========     ========    ========     ========     ========
TOTAL RETURN (b) ............................      28.34%(c)      7.63%      (31.58)%     12.56%       26.23%        9.16%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $339,754      $241,524     $159,965    $235,242     $182,462     $148,950
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.36%(d)      1.37%        1.32%       1.33%(f)     1.42%        1.41%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.36%(d)      1.36%(e)     1.30%       1.30%(f)     1.30%        1.30%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      (0.44)%(d)    (0.41)%       0.29%      (0.42)%      (0.51)%      (0.58)%
      After reimbursement and/or waiver of
         expenses by Adviser ................      (0.44)%(d)    (0.40)%       0.31%      (0.39)%      (0.39)%      (0.47)%
   Portfolio Turnover .......................      33.42%(c)     89.92%       66.65%      58.88%       58.28%       56.28%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) The Adviser removed the contractual expense limitation of 1.30%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND - CLASS I
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED         YEAR         YEAR        YEAR         YEAR          PERIOD
                                                 04/30/10       ENDED        ENDED       ENDED        ENDED         ENDED
                                               (UNAUDITED)    10/31/09     10/31/08    10/31/07     10/31/06     10/31/05(a)
                                               -----------    --------     --------    --------     --------     -----------
Net Asset Value, Beginning of period ........   $  14.87      $  13.79     $  21.16    $  19.83     $ 15.67        $ 15.32
                                                --------      --------     --------    --------     -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      (0.02)        (0.02)(b)     0.02       (0.02)(b)   (0.02)(b)      (0.04)(b)
      Net realized and unrealized gain (loss)
         on investments .....................       4.24          1.12        (6.42)       2.49        4.18           0.39
                                                --------      --------     --------    --------     -------        -------
         Total from investment operations ...       4.22          1.10        (6.40)       2.47        4.16           0.35
                                                --------      --------     --------    --------     -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.01)        (0.02)          --          --          --             --
      Distributions from net realized gain
         on investments .....................         --            --        (0.97)      (1.14)         --             --
                                                --------      --------     --------    --------     -------        -------
         Total distributions ................      (0.01)        (0.02)       (0.97)      (1.14)         --             --
                                                --------      --------     --------    --------     -------        -------
Net increase (decrease) in net asset value ..       4.21          1.08        (7.37)       1.33        4.16           0.35
                                                --------      --------     --------    --------     -------        -------
Net Asset Value, End of period ..............   $  19.08      $  14.87     $  13.79    $  21.16     $ 19.83        $ 15.67
                                                ========      ========     ========    ========     =======        =======
TOTAL RETURN (c) ............................      28.51%(d)      7.94%      (31.42)%     12.86%      26.55%          2.28%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $674,564      $515,592     $238,399    $137,059     $63,982        $11,432
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.11%(e)      1.12%        1.07%       1.05%(g)    1.11%          1.16%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.11%(e)      1.11%(f)     1.05%       1.02%(g)    0.99%          1.05%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      (0.19)%(e)    (0.16)%       0.54%      (0.14)%     (0.20)%        (0.39)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      (0.19)%(e)    (0.15)%       0.56%      (0.11)%     (0.08)%        (0.28)%(e)
   Portfolio Turnover .......................      33.42%(d)     89.92%       66.65%      58.88%      58.28%         56.28%

----------
(a) TAMRO Small Cap Fund, Class I, commenced investment operations on January 4, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) The Adviser removed the contractual expense limitation of 1.05%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(g) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SELECT VALUE FUND - CLASS N
                                                                  APRIL 30, 2010
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR         YEAR          PERIOD
                                                 04/30/10        ENDED        ENDED         ENDED
                                               (UNAUDITED)     10/31/09     10/31/08     10/31/07(a)
                                               -----------     --------     --------     -----------
Net Asset Value, Beginning of period .........  $  7.71        $  7.13      $ 10.13       $ 10.00
                                                -------        -------      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...........     0.01            --(b)(c)     --(b)(c)     0.01
      Net realized and unrealized gain (loss)
         on investments ......................     1.42           0.59        (3.00)         0.12
                                                -------        -------      -------       -------
         Total from investment operations ....     1.43           0.59        (3.00)         0.13
                                                -------        -------      -------       -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income       --          (0.01)          --            --
                                                -------        -------      -------       -------
         Total distribution ..................       --          (0.01)          --            --
                                                -------        -------      -------       -------
Net increase (decrease) in net asset value ...     1.43           0.58        (3.00)         0.13
                                                -------        -------      -------       -------
Net Asset Value, End of period ...............  $  9.14        $  7.71      $  7.13       $ 10.13
                                                =======        =======      =======       =======
TOTAL RETURN (d) .............................    18.55%(e)       8.33%      (29.62)%        1.30%(e)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......  $55,531        $41,801      $26,714       $10,292
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of
         expenses by Adviser .................     1.41%(f)(g)    1.44%        1.56%         3.18%(f)
      After recoupment and/or waiver of
         expenses by Adviser .................     1.44%(f)(g)    1.50%        1.50%         1.50%(f)
   Ratios of net investment income (loss) to
      average net assets:
      Before recoupment and/or waiver of
         expenses by Adviser .................     0.22%(f)       0.04%       (0.08)%       (1.43)%(f)
      After recoupment and/or waiver of
         expenses by Adviser .................     0.19%(f)      (0.02)%      (0.02)%        0.25%(f)
   Portfolio Turnover ........................    33.78%(e)      44.09%       54.93%        41.51%(e)

----------
(a) River Road Select Value Fund, Class N, commenced investment operations on March 29, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SELECT VALUE FUND - CLASS I                            APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                            ENDED          YEAR        YEAR       PERIOD
                                                           04/30/10        ENDED       ENDED       ENDED
                                                         (UNAUDITED)     10/31/09    10/31/08   10/31/07(a)
                                                         -----------     --------    --------   ----------
Net Asset Value, Beginning of period .................   $   7.73        $   7.14    $ 10.13    $ 10.51
                                                         --------        --------    -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................       0.02            0.02(b)    0.02(b)    0.01
      Net realized and unrealized gain (loss) on
         investments .................................       1.44            0.59      (3.00)     (0.39)
                                                         --------        --------    -------    -------
         Total from investment operations ............       1.46            0.61      (2.98)     (0.38)
                                                         --------        --------    -------    -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income .......      (0.02)          (0.02)     (0.01)        --
                                                         --------        --------    -------    -------
         Total distributions .........................      (0.02)          (0.02)     (0.01)        --
                                                         --------        --------    -------    -------
Net increase (decrease) in net asset value ...........       1.44            0.59      (2.99)     (0.38)
                                                         --------        --------    -------    -------
Net Asset Value, End of period .......................   $   9.17        $   7.73    $  7.14    $ 10.13
                                                         ========        ========    =======    =======
TOTAL RETURN (c) .....................................      18.87%(d)        8.52%    (29.49)%    (3.52)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............   $179,702        $167,334    $84,002    $ 7,482
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by
         Adviser .....................................       1.16%(e)(f)     1.19%      1.31%      2.57%(e)
      After recoupment and/or waiver of expenses by
         Adviser .....................................       1.19%(e)(f)     1.25%      1.25%      1.24%(e)
   Ratios of net investment income (loss) to average
      net assets:
      Before recoupment and/or waiver of expenses by
         Adviser .....................................       0.47%(e)        0.29%      0.17%     (0.91)%(e)
      After recoupment and/or waiver of expenses by
         Adviser .....................................       0.44%(e)        0.23%      0.23%      0.42%(e)
   Portfolio Turnover ................................      33.78%(d)       44.09%     54.93%     41.51%(d)

----------
(a) River Road Select Value Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS N                         APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED        YEAR         YEAR         YEAR         YEAR       PERIOD
                                              04/30/10      ENDED        ENDED        ENDED        ENDED       ENDED
                                            (UNAUDITED)   10/31/09     10/31/08     10/31/07     10/31/06   10/31/05(a)
                                            -----------   --------     --------     --------     --------   ----------
Net Asset Value, Beginning of
   period ...............................   $  10.22      $   9.30     $  14.37     $  13.46     $  10.28   $ 10.00
                                            --------      --------     --------     --------     --------   -------
   INCOME FROM INVESTMENT
      OPERATIONS:
      Net investment income (loss) ......       0.01          0.01         0.01(b)      0.05(b)      0.02        --(c)
      Net realized and unrealized
         gain (loss) on investments .....       1.87          0.92        (4.54)        1.04         3.16      0.28
                                            --------      --------     --------     --------     --------   -------
         Total from investment
            operations ..................       1.88          0.93        (4.53)        1.09         3.18      0.28
                                            --------      --------     --------     --------     --------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in
         excess of net investment income       (0.01)        (0.01)          --        (0.05)          --        --
      Distributions from net realized
         gain on investments ............         --            --        (0.54)       (0.13)          --        --
                                            --------      --------     --------     --------     --------   -------
         Total distributions ............      (0.01)        (0.01)       (0.54)       (0.18)          --        --
                                            --------      --------     --------     --------     --------   -------
Net increase (decrease) in net
   asset value ..........................       1.87          0.92        (5.07)        0.91         3.18      0.28
                                            --------      --------     --------     --------     --------   -------
Net Asset Value, End of period ..........   $  12.09      $  10.22     $   9.30     $  14.37     $  13.46   $ 10.28
                                            ========      ========     ========     ========     ========   =======
TOTAL RETURN (d) ........................      18.40%(e)      9.99%      (32.51)%       8.12%       30.93%     2.80%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in
      000's) ............................   $229,979      $216,221     $160,245     $237,695     $167,438   $ 6,299
   Ratios of expenses to average
      net assets:
      Before reimbursement and/or
         waiver of expenses by Adviser ..       1.41%(f)      1.40%        1.45%(g)     1.44%(h)     1.78%     2.86%(f)
      After reimbursement and/or
         waiver of expenses by Adviser ..       1.41%(f)      1.40%(g)     1.45%(g)     1.44%(h)     1.43%     1.50%(f)
   Ratios of net investment income
      (loss) to average net assets:
      Before reimbursement and/or
         waiver of expenses by Adviser ..       0.16%(f)      0.05%        0.08%        0.38%        0.25%    (1.41)%(f)
      After reimbursement and/or
         waiver of expenses by Adviser ..       0.16%(f)      0.05%        0.08%        0.38%        0.60%    (0.05)%(f)
   Portfolio Turnover ...................      32.95%(e)     35.83%       57.32%       74.18%       51.63%    20.82%(e)(i)

----------
(a) River Road Small Cap Value Fund, Class N, commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) The Adviser removed the contractual expense limitation of 1.50%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(h) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(i) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS I                         APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                             ENDED        YEAR         YEAR        PERIOD
                                                            04/30/10     ENDED        ENDED         ENDED
                                                          (UNAUDITED)  10/31/09     10/31/08     10/31/07(a)
                                                          ----------   --------     --------     ----------
Net Asset Value, Beginning of period ..................   $  10.24     $   9.32     $  14.37     $ 14.04
                                                          --------     --------     --------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................       0.02         0.03         0.04(b)     0.09(b)
      Net realized and unrealized gain (loss) on
         investments ..................................       1.87         0.92        (4.54)       0.46
                                                          --------     --------     --------     -------
         Total from investment operations .............       1.89         0.95        (4.50)       0.55
                                                          --------     --------     --------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ........................      (0.03)       (0.03)       (0.01)      (0.09)
      Distributions from net realized gain
         on investments ...............................         --           --        (0.54)      (0.13)
                                                          --------     --------     --------     -------
         Total distributions ..........................      (0.03)       (0.03)       (0.55)      (0.22)
                                                          --------     --------     --------     -------
Net increase (decrease) in net asset value ............       1.86         0.92        (5.05)       0.33
                                                          --------     --------     --------     -------
Net Asset Value, End of period ........................   $  12.10     $  10.24     $   9.32     $ 14.37
                                                          ========     ========     ========     =======
TOTAL RETURN (c) ......................................      18.50%(d)    10.31%      (32.34)%      3.91%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............   $345,251     $282,542     $114,666     $64,525
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ......................................       1.16%(e)     1.15%        1.20%(g)    1.16%(e)(g)
      After reimbursement and/or waiver of expenses by
         Adviser ......................................       1.16%(e)     1.15%(f)     1.20%(g)    1.16%(e)(g)
   Ratios of net investment income to average net
      assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ......................................       0.41%(e)     0.30%        0.33%       0.31%(e)
      After reimbursement and/or waiver of expenses by
         Adviser ......................................       0.41%(e)     0.30%        0.33%       0.31%(e)
   Portfolio Turnover .................................      32.95%(d)    35.83%       57.32%      74.18%

----------
(a) River Road Small Cap Value Fund, Class I, commenced investment operations on December 13, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) The Adviser removed the contractual expense limitation of 1.25%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(g) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND - CLASS N                              APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED       YEAR       PERIOD
                                                  04/30/10      ENDED      ENDED
                                                 (UNAUDITED)  10/31/09   10/31/08(a)
                                                -----------   --------   ----------
Net Asset Value, Beginning of period ........   $ 7.09        $ 5.85     $ 11.14
                                                ------        ------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.02(b)       0.09(b)     0.02(b)
      Net realized and unrealized gain (loss)
         on investments .....................     0.58          1.18(c)    (5.31)
                                                ------        ------     -------
         Total from investment operations ...     0.60          1.27       (5.29)
                                                ------        ------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.40)        (0.03)         --
                                                ------        ------     -------
         Total distributions ................    (0.40)        (0.03)         --
                                                ------        ------     -------
Net increase (decrease) in net asset value ..     0.20          1.24       (5.29)
                                                ------        ------     -------
Net Asset Value, End of period ..............   $ 7.29        $ 7.09     $  5.85
                                                ======        ======     =======
TOTAL RETURN (d) ............................     8.57%(e)     21.94%     (47.49)%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....   $  351        $  293     $   225
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     9.44%(f)(g)   2.64%       3.15%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.29%(f)(g)   1.27%       1.27%(f)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (7.46)%(f)     0.07%      (1.24)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.70%(f)      1.44%       0.64%(f)
   Portfolio Turnover .......................     5.59%(e)     42.65%       7.39%

(a) Neptune International Fund, Class N, commenced investment operations on June 18, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of 0.02% for the six months ended April 30, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND - CLASS I                              APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED        YEAR       YEAR       PERIOD
                                                                        04/30/10     ENDED      ENDED       ENDED
                                                                      (UNAUDITED)   10/31/09   10/31/08  10/31/07(a)
                                                                     ------------- --------- ----------- -----------
Net Asset Value, Beginning of period .............................   $ 7.09        $ 5.85    $ 12.24     $ 10.00
                                                                     ------        ------    -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................     0.03(b)       0.10(b)    0.17(b)     0.03
      Net realized and unrealized gain (loss) on investments .....     0.58          1.19(c)   (6.42)       2.21
                                                                     ------        ------    -------     -------
         Total from investment operations ........................     0.61          1.29      (6.25)       2.24
                                                                     ------        ------    -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..    (0.41)        (0.05)     (0.14)         --
                                                                     ------        ------    -------     -------
         Total distributions .....................................    (0.41)        (0.05)     (0.14)         --
                                                                     ------        ------    -------     -------
Net increase (decrease) in net asset value .......................     0.20          1.24      (6.39)       2.24
                                                                     ------        ------    -------     -------
Net Asset Value, End of period ...................................   $ 7.29        $ 7.09    $  5.85     $ 12.24
                                                                     ======        ======    =======     =======
TOTAL RETURN (d) .................................................     8.79%(e)     22.23%    (51.55)%     22.30%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $1,267        $1,194    $ 8,378     $ 2,370
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..     9.19%(f)(g)   2.39%      3.02%      11.72%(f)
      After reimbursement and/or waiver of expenses by Adviser ...     1.04%(f)(g)   1.02%      1.04%(h)    1.25%(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..    (7.21)%(f)     0.32%     (0.24)%     (9.21)%(f)
      After reimbursement and/or waiver of expenses by Adviser ...     0.95%(f)      1.69%      1.74%       1.26%(f)
   Portfolio Turnover ............................................     5.59%(e)     42.65%      7.39%       5.14%(e)

----------
(a) Neptune International Fund, Class I, commenced investment operations on August 6, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of 0.02% for the six months ended April 30, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(h) Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02% for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND - CLASS N                              APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                       PERIOD
                                                                       ENDED
                                                                     04/30/10(a)
                                                                     (UNAUDITED)
                                                                     -----------
Net Asset Value, Beginning of period .............................    $ 6.48
                                                                      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................      0.03(b)
      Net realized and unrealized gain on investments ............      0.15
                                                                      ------
         Total from investment operations ........................      0.18
                                                                      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..        --
                                                                      ------
         Total distributions .....................................        --
                                                                      ------
Net increase in net asset value ..................................      0.18
                                                                      ------
Net Asset Value, End of period ...................................    $ 6.66
                                                                      ======
TOTAL RETURN (c) .................................................      2.78(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................    $  437
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      1.71%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      1.40%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      2.48%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      2.79%(e)
   Portfolio Turnover ............................................     31.23%(d)

----------
(a) Barings International Fund, Class N, commenced investment operations on March 3, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND - CLASS I                              APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED         YEAR       PERIOD
                                                                       04/30/10      ENDED       ENDED
                                                                     (UNAUDITED)   10/31/09   10/31/08(a)
                                                                     -----------   --------   -----------
Net Asset Value, Beginning of period .............................   $  6.44       $  5.08    $ 10.00
                                                                     -------       -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................      0.03(b)       0.10(b)    0.10
      Net realized and unrealized gain (loss) on investments .....      0.21          1.27(c)   (5.02)
                                                                     -------       -------    -------
         Total from investment operations ........................      0.24          1.37      (4.92)
                                                                     -------       -------    -------
LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income .....     (0.02)        (0.01)        --
                                                                     -------       -------    -------
         Total distributions .....................................     (0.02)        (0.01)        --
                                                                     -------       -------    -------
Net increase (decrease) in net asset value .......................      0.22          1.36      (4.92)
                                                                     -------       -------    -------
Net Asset Value, End of period ...................................   $  6.66       $  6.44    $  5.08
                                                                     =======       =======    =======
TOTAL RETURN (d) .................................................      3.56%(e)     27.11%    (49.20)%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $44,147       $28,277    $ 5,517
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      1.46%(f)      2.01%      3.95 %(f)(g)
      After reimbursement and/or waiver of expenses by Adviser ...      1.15%(f)      1.15%      1.18 %(f)(g)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      0.56%(f)      0.80%     (1.11)%(f)
      After reimbursement and/or waiver of expenses by Adviser ...      0.87%(f)      1.66%      1.66 %(f)
   Portfolio Turnover ............................................     31.23%(e)    115.51%    121.99 %(e)

----------
(a) Barings International Fund, Class I, commenced investment operations on November 2, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

DYNAMIC ALLOCATION FUND - CLASS N                                 APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED          YEAR        PERIOD
                                                                        04/30/10        ENDED       ENDED
                                                                       (UNAUDITED)    10/31/09   10/31/08(a)
                                                                     --------------   --------   -----------
Net Asset Value, Beginning of period .............................   $  9.17          $  8.24    $ 10.00
                                                                     -------          -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................      0.04             0.06       0.07
      Net realized and unrealized income (loss) on investments ...      0.69             0.99(b)   (1.76)
                                                                     -------          -------    -------
         Total from investment operations ........................      0.73             1.05      (1.69)
                                                                     -------          -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..     (0.05)           (0.12)     (0.07)
      Distributions from net realized gains on investments .......     (0.58)              --         --
                                                                     -------          -------    -------
         Total distributions .....................................     (0.63)           (0.12)     (0.07)
                                                                     -------          -------    -------
Net increase (decrease) in net asset value .......................      0.10             0.93      (1.76)
                                                                     -------          -------    -------
Net Asset Value, End of period ...................................   $  9.27          $  9.17    $  8.24
                                                                     =======          =======    =======
TOTAL RETURN (c) .................................................      8.15%(d)        12.98%    (16.98)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $52,460          $39,191    $ 6,070
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser(e) ..............................................      1.42%(f)(g)       1.69%     5.11 %(f)(g)
      After reimbursement and/or waiver of expenses
         by Adviser(e) ...........................................      1.30%(f)(g)       1.30%     1.31 %(f)(g)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      0.65%(f)(g)       0.39%    (2.48)%(f)(g)
      After reimbursement and/or waiver of expenses by Adviser ...      0.77%(f)(g)       0.78%     1.32 %(f)(g)
   Portfolio Turnover ............................................    196.77%(d)        365.93%   498.68 %(d)

----------
(a) Dynamic Allocation Fund, Class N, commenced investment operations on January 10, 2008.

(b)  Includes payments by affiliates which is less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2010 and 0.01% for the period ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND -- CLASS N                   APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                          SIX MONTHS
                                                                            ENDED          YEAR          PERIOD
                                                                           04/30/10        ENDED         ENDED
                                                                         (UNAUDITED)     10/31/09     10/31/08(a)
                                                                         -----------     --------     -----------
Net Asset Value, Beginning of period .................................   $  8.89         $  8.64      $ 10.00
                                                                         -------         -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................................      0.03            0.04         0.01
      Net realized and unrealized gain (loss) on investments .........      1.04            0.28        (1.37)
                                                                         -------         -------      -------
         Total from investment operations ............................      1.07            0.32        (1.36)
                                                                         -------         -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......     (0.08)          (0.07)          --
                                                                         -------         -------      -------
         Total distributions .........................................     (0.08)          (0.07)          --
                                                                         -------         -------      -------
Net increase (decrease) in net asset value ...........................      0.99            0.25        (1.36)
                                                                         -------         -------      -------
Net Asset Value, End of period .......................................   $  9.88         $  8.89      $  8.64
                                                                         =======         =======      =======
TOTAL RETURN (b) .....................................................     12.24%(c)        3.85%      (13.60)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $19,903         $17,706      $13,748
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser(d) ...      1.59%(e)        1.51%        3.77%(e)
      After reimbursement and/or waiver of expenses by Adviser(d) ....      1.29%(e)(f)     1.21%(f)     1.50%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......      0.30%(e)        0.21%       (2.02)%(e)
      After reimbursement and/or waiver of expenses by Adviser .......      0.60%(e)        0.51%        0.25%(e)
   Portfolio Turnover ................................................    186.24%(c)      325.31%      172.11%(c)

----------
(a) New Century Absolute Return ETF Fund, Class N, commenced investment operations on March 4, 2008.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e)  Annualized.

(f) The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the Adviser has agreed to reduce its advisory fee to 0.15%. For the calendar period ended December 31, 2008, the Fund's total return was less than zero, therefore the Adviser reduced its advisory fee to 0.15% for the 2009 calendar year. The Adviser voluntarily waived 0.12% of its advisory fees through October 31, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND -- CLASS N                  APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                            PERIOD
                                                                            ENDED
                                                                         04/30/10(a)
                                                                         (UNAUDITED)
                                                                         -----------
Net Asset Value, Beginning of period .................................   $ 11.48
                                                                         -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................................       (--)(b)
      Net realized and unrealized gain on investments ................      0.32
                                                                         -------
         Total from investment operations ............................      0.32
                                                                         -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......        --
                                                                         -------
         Total distributions .........................................        --
                                                                         -------
Net increase in net asset value ......................................      0.32
                                                                         -------
Net Asset Value, End of period .......................................   $ 11.80
                                                                         =======
TOTAL RETURN (c) .....................................................      2.79%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $ 3,581
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (e) ..      2.30%(f)
      After reimbursement and/or waiver of expenses by Adviser (e) ...      1.46%(f)(g)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......     (0.98)%(f)
      After reimbursement and/or waiver of expenses by Adviser .......     (0.14)%(f)
   Portfolio Turnover ................................................     69.70%(d)

----------
(a) Lake Partners LASSO Alternatives Fund, Class N, commenced investment operations on March 3, 2010.

(b)  Represents less than $(0.005) per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

(f)  Annualized.

(g) Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND -- CLASS I                  APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                                          SIX MONTHS
                                                                            ENDED          PERIOD
                                                                           04/30/10        ENDED
                                                                         (UNAUDITED)    10/31/09(a)
                                                                         -----------    -----------
Net Asset Value, Beginning of period .................................   $ 11.15         $ 10.00
                                                                         -------         -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...................................      0.04             (--)(b)
      Net realized and unrealized gain on investments ................      0.75            1.15
                                                                         -------         -------
         Total from investment operations ............................      0.79            1.15
                                                                         -------         -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......     (0.07)             --
      Distributions from net realized gain on investments ............     (0.07)             --
                                                                         -------         -------
         Total distributions .........................................     (0.14)             --
                                                                         -------         -------
Net increase in net asset value ......................................      0.65            1.15
                                                                         -------         -------
Net Asset Value, End of period .......................................   $ 11.80         $ 11.15
                                                                         =======         =======
TOTAL RETURN (c) .....................................................      7.10%(d)       11.50%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $ 9,609         $ 1,845
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (e) ..      2.97%(f)       18.16%(f)
      After reimbursement and/or waiver of expenses by Adviser (e) ...      1.32%(f)(g)     1.35%(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......     (1.11)%(f)     (16.92)%(f)
      After reimbursement and/or waiver of expenses by Adviser .......      0.54%(f)       (0.11)%(f)
   Portfolio Turnover ................................................     69.70%(d)       65.93%(d)

----------
(a) Lake Partners LASSO Alternatives Fund, Class I, commenced investment operations on April 1, 2009.

(b)  Represents less than $(0.005) per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

(f)  Annualized.

(g) Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND -- CLASS N                                APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                        ENDED        YEAR        YEAR         YEAR         YEAR         YEAR
                                                       04/30/10      ENDED       ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   10/31/09    10/31/08     10/31/07     10/31/06     10/31/05
                                                     -----------   --------    --------     --------     --------     --------
Net Asset Value, Beginning of period .............    $ 5.77       $  6.08     $ 15.59      $ 19.99      $ 16.23      $ 14.56
                                                      ------       -------     -------      -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................      0.09          0.15(a)     0.07(a)      0.30(a)      0.32(a)      0.46(a)
      Net realized and unrealized gain (loss)
         on investments ..........................      1.86         (0.28)      (5.50)       (0.40)        5.42         2.10
                                                      ------       -------     -------      -------      -------      -------
         Total from investment operations ........      1.95         (0.13)      (5.43)       (0.10)        5.74         2.56
                                                      ------       -------     -------      -------      -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .......................     (0.11)        (0.18)      (0.09)       (0.05)       (0.13)       (0.26)
      Distributions from net realized
         gain on investments .....................        --            --       (3.99)       (4.25)       (1.85)       (0.63)
                                                      ------       -------     -------      -------      -------      -------
         Total distributions .....................     (0.11)        (0.18)      (4.08)       (4.30)       (1.98)       (0.89)
                                                      ------       -------     -------      -------      -------      -------
Net increase (decrease) in net asset value .......      1.84         (0.31)      (9.51)       (4.40)        3.76         1.67
                                                      ------       -------     -------      -------      -------      -------
Net Asset Value, End of period ...................    $ 7.61       $  5.77     $  6.08      $ 15.59      $ 19.99      $ 16.23
                                                      ======       =======     =======      =======      =======      =======
TOTAL RETURN (b) .................................     34.08%(c)     (1.44)%    (43.76)%      (1.41)%      39.19%       18.06%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........    $4,819       $ 4,011     $ 6,030      $49,123      $72,506      $54,851
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      1.72%(d)      1.94%       1.57%(e)     1.46%(e)     1.46%(e)     1.45%
      After reimbursement and/or
         waiver of expenses by Adviser ...........      1.37%(d)      1.37%       1.37%(e)     1.37%(e)     1.37%(e)     1.37%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or
         waiver of expenses by Adviser ...........      2.18%(d)      2.55%       0.49%        1.73%        1.77%        2.91%
      After reimbursement and/or
         waiver of expenses by Adviser ...........      2.53%(d)      3.12%       0.69%        1.82%        1.86%        2.99%
   Portfolio Turnover ............................     39.81%(c)    139.76%      85.08%       88.75%       83.15%       43.14%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND - CLASS I                                 APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                         ENDED       YEAR       YEAR        YEAR        YEAR         PERIOD
                                                       04/30/10      ENDED      ENDED       ENDED       ENDED        ENDED
                                                     (UNAUDITED)   10/31/09   10/31/08    10/31/07    10/31/06    10/31/05(a)
                                                     -----------   --------   --------    --------    --------    -----------
Net Asset Value, Beginning of period .............   $  5.74       $  6.08    $ 15.62     $ 20.00     $ 16.23     $ 16.64
                                                     -------       -------    -------     -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................      0.09          0.16(b)    0.09(b)     0.34(b)     0.36(b)     0.10(b)
      Net realized and unrealized gain (loss)
         on investments ..........................      1.85         (0.28)     (5.51)      (0.40)       5.42       (0.51)
                                                     -------       -------    -------     -------     -------     -------
         Total from investment operations ........      1.94         (0.12)     (5.42)      (0.06)       5.78       (0.41)
                                                     -------       -------    -------     -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .......................     (0.12)        (0.22)     (0.13)      (0.07)      (0.16)         --
      Distributions from net realized gain
         on investments ..........................        --            --      (3.99)      (4.25)      (1.85)         --
                                                     -------       -------    -------     -------     -------     -------
         Total distributions .....................     (0.12)        (0.22)     (4.12)      (4.32)      (2.01)         --
                                                     -------       -------    -------     -------     -------     -------
Net increase (decrease) in net asset value .......      1.82         (0.34)     (9.54)      (4.38)       3.77       (0.41)
                                                     -------       -------    -------     -------     -------     -------
Net Asset Value, End of period ...................   $  7.56       $  5.74       6.08     $ 15.62     $ 20.00     $ 16.23
                                                     =======       =======    =======     =======     =======     =======
TOTAL RETURN (c) .................................     34.20%(d)     (1.27)%   (43.58)%     (1.18)%     39.54%      (2.46)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........   $29,417       $21,905    $23,411     $41,545     $46,025     $32,711
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      1.47%(e)      1.69%      1.32%(f)    1.20%(f)    1.21%(f)    1.32%(e)
      After reimbursement and/or waiver of
         expenses by Adviser .....................      1.12%(e)      1.12%      1.12%(f)    1.11%(f)    1.12%(f)    1.11%(e)
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      2.43%(e)      2.80%      0.74%       1.99%       2.02%       5.11%(e)
      After reimbursement and/or waiver of
         expenses by Adviser .....................      2.78%(e)      3.37%      0.94%       2.08%       2.11%       5.32%(e)
   Portfolio Turnover ............................     39.81%(d)    139.76%     85.08%      88.75%      83.15%      43.14%

----------
(a) Fortis Real Estate Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                        ENDED        YEAR       YEAR       YEAR        YEAR        YEAR
                                                       04/30/10      ENDED      ENDED      ENDED       ENDED       ENDED
                                                     (UNAUDITED)   10/31/09   10/31/08   10/31/07    10/31/06    10/31/05
                                                     -----------   --------   --------   --------    --------    --------
Net Asset Value, Beginning of period .............   $ 17.73       $ 15.61    $ 19.98    $ 17.21     $ 16.41     $ 15.81
                                                     -------       -------    -------    -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................      0.11(a)       0.21(a)    0.29       0.19(a)     0.18(a)     0.17(a)
      Net realized and unrealized gain (loss)
         on investments ..........................      1.28          2.15      (4.42)      2.82        0.87        0.67
                                                     -------       -------    -------    -------     -------     -------
         Total from investment operations ........      1.39          2.36      (4.13)      3.01        1.05        0.84
                                                     -------       -------    -------    -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .......................     (0.14)        (0.24)     (0.24)     (0.24)      (0.25)      (0.24)
                                                     -------       -------    -------    -------     -------     -------
         Total distributions .....................     (0.14)        (0.24)     (0.24)     (0.24)      (0.25)      (0.24)
                                                     -------       -------    -------    -------     -------     -------
Net increase (decrease) in net asset value .......      1.25          2.12      (4.37)      2.77        0.80        0.60
                                                     -------       -------    -------    -------     -------     -------
Net Asset Value, End of period ...................   $ 18.98       $ 17.73    $ 15.61    $ 19.98     $ 17.21     $ 16.41
                                                     =======       =======    =======    =======     =======     =======
TOTAL RETURN (b) .................................      7.88%(c)     15.32%    (20.87)%    17.63%       6.56%       5.27%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........   $30,842       $14,938    $16,586    $16,703     $23,355     $48,759
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      1.49%(d)      1.73%      1.74%      1.72%(e)    1.33%(e)    1.16%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      1.10%(d)      1.26%      1.35%      1.36%(e)    1.33%(e)    1.16%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      0.81%(d)      0.81%      0.74%      0.71%       1.07%       1.04%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      1.20%(d)      1.28%      1.13%      1.07%       1.07%       1.04%
   Portfolio Turnover ............................     28.68%(c)     38.72%     43.65%     36.25%      33.70%      33.43%

----------
(a) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                        ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                                       04/30/10      ENDED      ENDED      ENDED      ENDED      ENDED
                                                     (UNAUDITED)   10/31/09   10/31/08   10/31/07   10/31/06   10/31/05
                                                     -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of period .............    $17.68       $15.57     $ 19.94    $17.19     $16.39     $ 15.81
                                                      ------       ------     -------    ------     ------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................      0.11(a)      0.23(a)     0.27      0.24(a)    0.22(a)     0.21(a)
      Net realized and unrealized gain (loss)
         on investments ..........................      1.28         2.16       (4.35)     2.80       0.88        0.66
                                                      ------       ------     -------    ------     ------     -------
         Total from investment operations ........      1.39         2.39       (4.08)     3.04       1.10        0.87
                                                      ------       ------     -------    ------     ------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .......................     (0.14)       (0.28)      (0.29)    (0.29)     (0.30)      (0.29)
                                                      ------       ------     -------    ------     ------     -------
         Total distributions .....................     (0.14)       (0.28)      (0.29)    (0.29)     (0.30)      (0.29)
                                                      ------       ------     -------    ------     ------     -------
Net increase (decrease) in net asset value .......      1.25         2.11       (4.37)     2.75       0.80        0.58
                                                      ------       ------     -------    ------     ------     -------
Net Asset Value, End of period ...................    $18.93       $17.68     $ 15.57    $19.94     $17.19     $ 16.39
                                                      ======       ======     =======    ======     ======     =======
TOTAL RETURN (b) .................................      7.90%(c)    15.53%     (20.71)%   17.87%      6.80%       5.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........    $1,383       $1,149     $   919    $1,158     $7,640     $19,609
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      1.49%(d)     1.57%       1.49%     1.44%(e)   1.07%(e)    0.91%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      1.10%(d)     1.10%       1.10%     1.08%(e)   1.07%(e)    0.91%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      0.81%(d)     0.97%       0.99%     0.99%      1.33%       1.29%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      1.20%(d)     1.44%       1.38%     1.35%      1.33%       1.29%
   Portfolio Turnover ............................     28.68%(c)    38.72%      43.65%    36.25%     33.70%      33.43%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND - CLASS N                                   APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                         ENDED       YEAR       YEAR        YEAR           YEAR        YEAR
                                                       04/30/10      ENDED      ENDED       ENDED          ENDED       ENDED
                                                     (UNAUDITED)   10/31/09   10/31/08    10/31/07       10/31/06    10/31/05
                                                     -----------   --------   --------    --------       --------    --------
Net Asset Value, Beginning of period .............   $ 10.02       $  8.60    $  9.73     $  9.62        $  9.69     $  10.13
                                                     -------       -------    -------     -------        -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................      0.25(a)       0.49(a)    0.47        0.48(a)        0.45(a)      0.42(a)
      Net realized and unrealized gain (loss)
         on investments ..........................      0.22          1.44      (1.10)       0.14          (0.04)       (0.38)
                                                     -------       -------    -------     -------        -------     --------
         Total from investment operations ........      0.47          1.93      (0.63)       0.62           0.41         0.04
                                                     -------       -------    -------     -------        -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .......................     (0.26)        (0.51)     (0.50)      (0.51)         (0.48)       (0.48)
                                                     -------       -------    -------     -------        -------     --------
         Total distributions .....................     (0.26)        (0.51)     (0.50)      (0.51)         (0.48)       (0.48)
                                                     -------       -------    -------     -------        -------     --------
Net increase (decrease) in net asset value .......      0.21          1.42      (1.13)       0.11          (0.07)       (0.44)
                                                     -------       -------    -------     -------        -------     --------
Net Asset Value, End of period ...................   $ 10.23       $ 10.02    $  8.60     $  9.73        $  9.62     $   9.69
                                                     =======       =======    =======     =======        =======     ========
TOTAL RETURN (b) .................................      4.77%(c)     22.99%     (6.89)%      6.56%          4.42%        0.40%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........   $46,440       $47,008    $42,765     $52,662        $77,096     $138,807
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      0.85%(d)      0.96%      1.06%       1.04%(e)       0.96%(e)     0.95%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      0.49%(d)      0.61%      0.65%(f)    0.73%(e)(f)    0.75%(e)     0.74%
   Ratios of net investment income to average net
      assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .....................      4.72%(d)      4.93%      4.59%       4.63%          4.45%        3.98%
      After reimbursement and/or waiver of
         expenses by Adviser .....................      5.08%(d)      5.28%      5.00%       4.94%          4.66%        4.19%
   Portfolio Turnover ............................     11.50%(c)     40.81%     78.39%      71.61%         71.19%       41.33%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's expense reimbursement level, which affects the net expense ratio was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.64% to 0.74%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND - CLASS I                                   APRIL 30, 2010

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED       YEAR       YEAR        YEAR           YEAR        YEAR
                                                 04/30/10     ENDED     ENDED       ENDED           ENDED       ENDED
                                               (UNAUDITED)  10/31/09   10/31/08    10/31/07       10/31/06    10/31/05
                                               -----------  --------   --------    --------       --------    --------
Net Asset Value, Beginning of period ........  $ 10.02      $  8.60    $  9.73     $  9.62        $  9.69     $ 10.13
                                               -------      -------    -------     -------        -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.25(a)      0.50(a)    0.48        0.51(a)        0.47(a)     0.44(a)
      Net realized and unrealized gain
         (loss) on investments ..............     0.22         1.44      (1.09)       0.13          (0.03)      (0.37)
                                               -------      -------    -------     -------        -------     -------
         Total from investment operations ...     0.47         1.94      (0.61)       0.64           0.44        0.07
                                               -------      -------    -------     -------        -------     -------
   Less Distributions:
      Distributions from and in excess of
         net investment income ..............    (0.26)       (0.52)     (0.52)      (0.53)         (0.51)      (0.51)
                                               -------      -------    -------     -------        -------     -------
         Total distributions ................    (0.26)       (0.52)     (0.52)      (0.53)         (0.51)      (0.51)
                                               -------      -------    -------     -------        -------     -------
Net increase (decrease) in net asset value ..     0.21         1.42      (1.13)       0.11          (0.07)      (0.44)
                                               -------      -------    -------     -------        -------     -------
Net Asset Value, End of period ..............  $ 10.23      $ 10.02    $  8.60     $  9.73        $  9.62     $  9.69
                                               =======      =======    =======     =======        =======     =======
TOTAL RETURN (b) ............................     4.77%(c)    23.14%     (6.65)%      6.84%          4.68%       0.65%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .....  $16,256      $20,276    $25,891     $39,318        $43,148     $72,876
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.85%(d)     0.84%      0.81%       0.78%(e)       0.71%(e)    0.70%
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.49%(d)     0.49%      0.40%(f)    0.47%(e)(f)    0.50%(e)    0.49%
   Ratios of net investment income to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     4.72%(d)     5.05%      4.84%       4.89%          4.70%       4.23%
      After reimbursement and/or waiver of
         expenses by Adviser ................     5.08%(d)     5.40%      5.25%       5.20%          4.91%       4.44%
   Portfolio Turnover .......................    11.50%(c)    40.81%     78.39%      71.61%         71.19%      41.33%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.39% to 0.49%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: The Aston Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company with 24 separate portfolios established by the Board of Trustees as of April 30, 2010.

Aston Asset Management, LP ("Aston LP" or the "Adviser") (formerly known as Aston Asset Management LLC ("Aston")), the investment adviser to each Fund included in these financial statements and the administrator to all of the Funds, manages each Fund by retaining one or more Sub-Advisers to manage each Fund. The following 24 portfolios of the Trust are included in these financial statements:

Aston/Montag & Caldwell Growth Fund (the "M&C Growth Fund") Aston/Veredus Select Growth Fund (the "Veredus Select Growth Fund") Aston/Optimum Large Cap Opportunity Fund
(the "Optimum Large Cap Opportunity Fund")
Aston/TAMRO Diversified Equity Fund
(the "TAMRO Diversified Equity Fund")
Aston/M.D. Sass Enhanced Equity Fund
(the "M.D. Sass Enhanced Equity Fund")
Aston/Herndon Large Cap Value Fund
(the "Herndon Large Cap Value Fund")
Aston Value Fund (the "Value Fund")
Aston/River Road Dividend All Cap Value Fund
(the "River Road Dividend All Cap Value Fund")
Aston/Montag & Caldwell Mid Cap Growth Fund
(the "M&C Mid Cap Growth Fund")
Aston/Optimum Mid Cap Fund (the "Optimum Mid Cap Fund") Aston/Cardinal Mid Cap Value Fund
(the "Cardinal Mid Cap Value Fund")
Aston/Veredus Aggressive Growth Fund
(the "Veredus Aggressive Growth Fund")
Aston/Fasciano Small Cap Fund (the "Fasciano Small Cap Fund") Aston/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund")
Aston/River Road Select Value Fund, formerly known as Aston/River Road Small-Mid Cap Fund (the "River Road Select Value Fund") Aston/River Road Small Cap Value Fund
(the "River Road Small Cap Value Fund")
Aston/Neptune International Fund
(the "Neptune International Fund")
Aston/Barings International Fund (the "Barings International Fund") Aston Dynamic Allocation Fund (the "Dynamic Allocation Fund") Aston/New Century Absolute Return ETF Fund (the "New Century Absolute Return ETF Fund")
Aston/Lake Partners LASSO Alternatives Fund (the "Lake Partners LASSO Alternatives Fund")
Aston/Fortis Real Estate Fund (the "Fortis Real Estate Fund") Aston/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund") Aston/TCH Fixed Income Fund (the "TCH Fixed Income Fund")

M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund, M.D. Sass Enhanced Equity Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). Optimum Large Cap Opportunity Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, Fasciano Small Cap Fund, Dynamic Allocation Fund and New Century Absolute Return ETF Fund are each authorized to issue one class of shares (Class N Shares). Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. TAMRO Small Cap Fund and River Road Small Cap Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C GROWTH FUND                          Long-term capital appreciation and, secondarily,
                                         current income, by investing primarily in common
                                         stocks and convertible securities.

VEREDUS SELECT GROWTH FUND               Capital appreciation.

OPTIMUM LARGE CAP OPPORTUNITY FUND       Long-term capital appreciation.

TAMRO DIVERSIFIED EQUITY FUND            Long-term capital appreciation.

M.D. SASS ENHANCED EQUITY FUND           Total return through a combination of a high level
                                         of current income and capital appreciation.

HERNDON LARGE CAP VALUE FUND             Long-term capital appreciation.

VALUE FUND                               Total return through long-term capital appreciation
                                         and current income.

RIVER ROAD DIVIDEND ALL CAP VALUE FUND   High current income and, secondarily, long-term
                                         capital appreciation.

M&C MID CAP GROWTH FUND                  Long-term capital appreciation and secondarily,
                                         current income, by investing primarily in common
                                         stocks and convertible securities.

OPTIMUM MID CAP FUND                     Long-term total return through capital appreciation
                                         by investing primarily in common and preferred stocks
                                         and convertible securities.

CARDINAL MID CAP VALUE FUND              High level of total return.

VEREDUS AGGRESSIVE GROWTH FUND           Capital appreciation.

FASCIANO SMALL CAP FUND                  Long-term capital appreciation.

TAMRO SMALL CAP FUND                     Long-term capital appreciation.

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

RIVER ROAD SELECT VALUE FUND             Long-term capital appreciation.

RIVER ROAD SMALL CAP VALUE FUND          Long-term capital appreciation.

NEPTUNE INTERNATIONAL FUND               Long-term capital appreciation.

BARINGS INTERNATIONAL FUND               Total return.

DYNAMIC ALLOCATION FUND                  Long-term capital appreciation.

NEW CENTURY ABSOLUTE RETURN ETF FUND     Positive total return.

LAKE PARTNERS LASSO ALTERNATIVES FUND    Long term total return with reduced correlation
                                         to the conventional stock and bond markets.

FORTIS REAL ESTATE FUND                  Total return through a combination of growth and
                                         income.

M&C BALANCED FUND                        Long-term total return.

TCH FIXED INCOME FUND                    High current income consistent with prudent risk of
                                         capital.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with US generally accepted accounting principles.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in exchange traded funds ("ETFs"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds' fees and expenses.

Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 -- unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of April 30, 2010 is as follows:

                                                                             Level 2        Level 3
                                             Total            Level 1      Significant    Significant
                                            Value at          Quoted        Observable   Unobservable
FUNDS                                       04/30/10           Price          Input          Input
-----                                    --------------   --------------   -----------   ------------
M&C GROWTH FUND
   Investments in Securities* ........   $3,090,050,952   $3,090,050,952    $       --       $--
                                         ==============   ==============    ==========       ===
VEREDUS SELECT GROWTH FUND
   Investments in Securities* ........   $  105,972,814   $  105,972,814    $       --       $--
                                         ==============   ==============    ==========       ===
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities* ........   $    5,213,619   $    5,213,619    $       --       $--
                                         ==============   ==============    ==========       ===
TAMRO DIVERSIFIED EQUITY FUND
   Investments in Securities* ........   $   15,644,043   $   15,644,043    $       --       $--
                                         ==============   ==============    ==========       ===
M.D. SASS ENHANCED EQUITY FUND
   Investments in Securities* ........   $   57,736,397   $   57,736,397    $       --       $--
   Other Financial Instruments** .....       (3,259,610)      (3,259,610)           --        --
                                         --------------   --------------    ----------       ---
   Total .............................   $   54,476,787   $   54,476,787    $       --       $--
                                         ==============   ==============    ==========       ===
HERNDON LARGE CAP VALUE FUND
   Investments in Securities* ........   $    1,002,368   $    1,002,368    $       --       $--
                                         ==============   ==============    ==========       ===
VALUE FUND
   Investments in Securities* ........   $  252,900,259   $  252,900,259    $       --       $--
                                         ==============   ==============    ==========       ===
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities* ........   $  215,149,406   $  215,149,406    $       --       $--
                                         ==============   ==============    ==========       ===
M&C MID CAP GROWTH FUND
   Investments in Securities* ........   $    3,302,470   $    3,302,470    $       --       $--
                                         ==============   ==============    ==========       ===
OPTIMUM MID CAP FUND
   Investments in Securities* ........   $1,707,859,947   $1,707,859,947    $       --       $--
                                         ==============   ==============    ==========       ===
CARDINAL MID CAP VALUE FUND
   Investments in Securities* ........   $    1,113,258   $    1,113,258    $       --       $--
                                         ==============   ==============    ==========       ===
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities* ........   $   60,186,223   $   60,186,223    $       --       $--
                                         ==============   ==============    ==========       ===
FASCIANO SMALL CAP FUND
   Investments in Securities* ........   $    2,261,902   $    2,261,902    $       --       $--
                                         ==============   ==============    ==========       ===
TAMRO SMALL CAP FUND
   Common Stocks
   Consumer Discretionary ............   $  252,685,415   $  252,685,415    $       --       $--
   Consumer Staples ..................       33,930,870       33,930,870            --        --
   Energy ............................       49,558,345       49,558,345            --        --
   Financials ........................      205,220,852      205,189,673        31,179        --
   Health Care .......................      110,657,319      110,657,319            --        --
   Industrials .......................      135,993,353      135,993,353            --        --
   Information Technology ............      172,268,895      172,268,895            --        --
   Materials .........................       28,028,316       28,028,316            --        --
   Telecommunication Services ........       17,981,942       17,981,942            --        --
                                         --------------   --------------    ----------       ---
                                          1,006,325,307    1,006,294,128        31,179        --
                                         --------------   --------------    ----------       ---
   Investment Company* ...............       10,471,087       10,471,087            --        --
                                         --------------   --------------    ----------       ---
   Total .............................   $1,016,796,394   $1,016,765,215    $   31,179       $--
                                         ==============   ==============    ==========       ===
RIVER ROAD SELECT VALUE FUND
   Common Stocks
   Consumer Discretionary ............   $   52,306,179   $   52,306,179    $       --       $--
   Consumer Staples ..................       24,485,724       21,697,848     2,787,876        --
   Energy ............................        2,972,660        2,972,660            --        --
   Financials ........................       55,251,025       55,251,025            --        --
   Health Care .......................       18,331,187       18,331,187            --        --

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED

                                                                                   Level 2        Level 3
                                                       Total         Level 1     Significant    Significant
                                                     Value at        Quoted       Observable   Unobservable
FUNDS                                                04/30/10         Price         Input          Input
-----                                              ------------   ------------   -----------   ------------
RIVER ROAD SELECT VALUE FUND (CONTINUED)
   Industrials .................................   $ 29,690,435   $ 29,690,435   $        --     $     --
   Information Technology ......................     17,242,710     17,242,710            --           --
   Materials ...................................     14,411,318     14,411,318            --           --
   Telecommunication Services ..................      2,348,148      2,348,148            --           --
   Utilities ...................................     13,985,958     13,985,958            --           --
                                                   ------------   ------------   -----------     --------
                                                    231,025,344    228,237,468     2,787,876           --
                                                   ------------   ------------   -----------     --------
   Investment Company* .........................      4,022,548      4,022,548            --           --
                                                   ------------   ------------   -----------     --------
   Total .......................................   $235,047,892   $232,260,016   $ 2,787,876     $     --
                                                   ============   ============   ===========     ========
RIVER ROAD SMALL CAP VALUE FUND
   Common Stocks
   Consumer Discretionary ......................   $137,541,782   $124,521,402   $13,020,380     $     --
   Consumer Staples ............................     64,508,671     44,922,678    19,585,993           --
   Energy ......................................     17,479,919     17,479,919            --           --
   Financials ..................................    101,890,991    100,659,872     1,231,119           --
   Health Care .................................     58,284,908     58,284,908            --           --
   Industrials .................................     64,496,681     64,496,681            --           --
   Information Technology ......................     41,960,563     34,701,739     7,258,824           --
   Materials ...................................     35,926,629     35,926,629            --           --
   Telecommunication Services ..................      2,896,995      2,896,995            --           --
   Utilities ...................................     19,816,785     13,252,473     6,564,312           --
                                                   ------------   ------------   -----------     --------
                                                    544,803,924    497,143,296    47,660,628           --
                                                   ------------   ------------   -----------     --------
   Investment Company* .........................     29,935,816     29,935,816            --           --
                                                   ------------   ------------   -----------     --------
   Total .......................................   $574,739,740   $527,079,112   $47,660,628     $     --
                                                   ============   ============   ===========     ========
NEPTUNE INTERNATIONAL FUND
   Common Stocks
   Australia ...................................   $     25,056   $         --   $    25,056     $     --
   Brazil ......................................         42,430         42,430            --           --
   China .......................................        473,056        166,672       306,384           --
   India .......................................         29,940         29,940            --           --
   Italy .......................................         22,349             --        22,349           --
   Japan .......................................         20,157             --        20,157           --
   Luxembourg ..................................         18,032             --        18,032           --
   Netherlands .................................         59,135             --        59,135           --
   Norway ......................................         34,699             --        34,699           --
   Russia ......................................        332,581        248,165        84,416           --
   Switzerland .................................         39,472             --        39,472           --
   Taiwan ......................................         31,770         31,770            --           --
   United Kingdom ..............................        403,192             --       402,044        1,148
                                                   ------------   ------------   -----------     --------
                                                      1,531,869        518,977     1,011,744        1,148
                                                   ------------   ------------   -----------     --------
   Investment Company* .........................         94,257         94,257            --           --
                                                   ------------   ------------   -----------     --------
   Total .......................................   $  1,626,126   $    613,234   $ 1,011,744     $  1,148
                                                   ============   ============   ===========     ========
BARINGS INTERNATIONAL FUND
   Common Stocks
   Australia ...................................   $    653,401   $         --   $   653,401     $     --
   Brazil ......................................      1,914,948      1,914,948            --           --
   Canada ......................................        865,325        865,325            --           --
   China .......................................        616,605             --       616,605           --
   France ......................................      3,349,226             --     3,349,226           --
   Germany .....................................      4,076,454        588,724     3,487,730           --
   Hong Kong ...................................      1,521,276             --     1,521,276           --
   Japan .......................................      8,378,199             --     8,378,199           --
   Netherlands .................................      1,947,400             --     1,947,400           --
   Norway ......................................      1,220,716             --     1,220,716           --
   Papua New Guinea ............................      1,445,931             --     1,445,931           --
   Russia ......................................        685,849             --       685,849           --
   Singapore ...................................      1,462,634             --     1,462,634           --
   Spain .......................................        573,502             --       573,502           --
   Switzerland .................................      2,545,285             --     2,545,285           --

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED

                                                                                  Level 2       Level 3
                                                      Total         Level 1     Significant    Significant
                                                     Value at       Quoted       Observable   Unobservable
FUNDS                                                04/30/10        Price         Input          Input
-----                                              -----------   ------------   -----------   ------------
BARINGS INTERNATIONAL FUND (CONTINUED)
   United Kingdom ..............................   $10,569,569   $         --   $10,558,804     $ 10,765
   United States ...............................       680,271             --       680,271           --
                                                   -----------   ------------   -----------     --------
                                                    42,506,591      3,368,997    39,126,829       10,765
                                                   -----------   ------------   -----------     --------
   Investment Company* .........................       887,564        887,564            --           --
                                                   -----------   ------------   -----------     --------
   Total .......................................   $43,394,155   $  4,256,561   $39,126,829     $ 10,765
                                                   ===========   ============   ===========     ========
DYNAMIC ALLOCATION FUND
   Investments in Securities* ..................   $52,516,925   $ 52,516,925   $        --     $     --
                                                   ===========   ============   ===========     ========
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Exchange Traded Funds
   Domestic Equities ...........................   $17,220,607   $ 17,220,607   $        --     $     --
   International Equities ......................       804,913        608,442            --      196,471
   Real Estate .................................       404,408        404,408            --           --
                                                   -----------   ------------   -----------     --------
                                                    18,429,928     18,233,457            --      196,471
                                                   -----------   ------------   -----------     --------
   Investment Company* .........................     2,998,347      2,998,347            --           --
                                                   -----------   ------------   -----------     --------
   Total .......................................   $21,428,275   $ 21,231,804   $        --     $196,471
                                                   ===========   ============   ===========     ========
LAKE PARTNERS LASSO ALTERNATIVES FUND
   Investments in Securities* ..................   $13,147,026   $ 13,147,026   $        --     $     --
                                                   ===========   ============   ===========     ========
FORTIS REAL ESTATE FUND
   Investments in Securities* ..................   $34,290,491   $ 34,290,491   $        --     $     --
                                                   ===========   ============   ===========     ========
M&C BALANCED FUND
   Common Stocks* ..............................   $20,254,506   $ 20,254,506   $        --     $     --
   Corporate Notes and Bonds ...................     6,602,940             --     6,602,940           --
   U.S. Government and Agency
      Obligations ..............................     3,919,535             --     3,919,535           --
   Asset-Backed Securities .....................       309,364             --       309,364           --
   Foreign Government Bond .....................       105,250             --       105,250           --
   Investment Company* .........................       730,477        730,477            --           --
                                                   -----------   ------------   -----------     --------
   Total .......................................   $31,922,072   $ 20,984,983   $10,937,089     $     --
                                                   ===========   ============   ===========     ========
TCH FIXED INCOME FUND
   Corporate Notes and Bonds ...................   $37,928,740   $         --   $37,928,740     $     --
   U.S. Government and Agency
      Obligations ..............................    21,165,971             --    21,165,971           --
   Commercial Mortgage-Backed
      Securities ...............................     1,745,527             --     1,745,527           --
   Asset-Backed Securities .....................       638,023             --       638,023           --
   Foreign Government Bond .....................       421,000             --       421,000           --
                                                   -----------   ------------   -----------     --------
   Total .......................................   $61,899,261   $         --   $61,899,261     $     --
                                                   ===========   ============   ===========     ========

* Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

** Other financial instruments include written options for the M.D. Sass Enhanced Equity Fund.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2010:

                                                                Common Stocks
                                                                -------------
NEPTUNE INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period ..........................       $  492
   Net purchases (sales) ....................................          450
   Total net realized gains (losses) ........................           --
   Total change in unrealized appreciation (deprecation) ....          206
                                                                    ------
   Fair Value, end of period ................................       $1,148
                                                                    ======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period .............       $  206
                                                                    ======

                                                                Common Stocks
                                                                -------------
BARINGS INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period ..........................      $ 5,810
   Net purchases (sales) ....................................        1,375
   Total net realized gains (losses) ........................         (136)
   Total change in unrealized appreciation (deprecation) ....        3,716
                                                                   -------
   Fair Value, end of period ................................      $10,765
                                                                   =======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period .............      $ 3,729
                                                                   =======

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED

                                                                  Exchange
                                                                Traded Funds
                                                                ------------
NEW CENTURY ABSOLUTE RETURN ETF FUND
   International Equities
   Fair Value, beginning of period...........................     $     --
   Net purchases (sales).....................................      210,526
   Total net realized gains (losses).........................      (11,663)
   Total change in unrealized appreciation (deprecation).....       (2,392)
                                                                  --------
   Fair Value, end of period.................................     $196,471
                                                                  ========
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period..............     $ (2,392)
                                                                  ========

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. At April 30, 2010, the Funds did not own any repurchase agreements.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: Each Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund and TCH Fixed Income Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Funds previously listed may also invest in collateralized mortgage obligations ("CMO") and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) OPTIONS CONTRACTS: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the six-month period in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds. The fair value of purchased options in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds is included in the Investments at Cost line in the Statement of Assets and Liabilities. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a separate line item in the Statement of Assets and Liabilities. Net realized and unrealized gain/loss amounts are included in separate line items in the Statements of Operations for these respective funds. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds at April 30, 2010. For the six months ended April 30, 2010, the average* volume of derivative activities are as follows:

                                 PURCHASED         WRITTEN
                                  OPTIONS          OPTIONS
FUNDS                              (COST)    (PREMIUMS RECEIVED)
-----                            ---------   -------------------
TAMRO Diversified Equity Fund     $ 62,769        $       --
M.D. Sass Enhanced Equity Fund     538,099         1,216,096

*    ESTIMATE BASED ON QUARTER-END HOLDINGS

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED

(6) FORWARD FOREIGN CURRENCY CONTRACTS: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts ("forward contracts") for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund's investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of April 30, 2010, there were no open forward foreign currency contracts.

(7) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily and is captured in dividends and interest receivable. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Optimum Mid Cap Fund and First In First Out ("FIFO") method for all other Funds.

(8) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

(9) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2009, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                                  2010        2011       2012    2013     2014       2015        2016         2017        TOTAL
                               ----------  ----------  --------  ----  ----------  --------  -----------  -----------  -----------
M&C Growth Fund .............  $       --  $       --  $     --   $--  $       --  $     --  $        --  $86,434,151  $86,434,151
Veredus Select Growth Fund ..          --          --        --    --          --        --   20,645,901   18,622,364   39,268,265
Optimum Large Cap
   Opportunity Fund .........          --          --        --    --          --   900,934    4,340,402    1,110,827    6,352,163
TAMRO Diversified
   Equity Fund ..............          --          --        --    --          --        --      323,950    1,119,889    1,443,839
M.D. Sass Enhanced
   Equity Fund ..............          --          --        --    --          --        --           --      152,602      152,602
Value Fund ..................          --          --        --    --          --        --           --   29,923,488   29,923,488
River Road Dividend
   All Cap Value Fund .......          --          --        --    --          --        --    3,845,894    6,959,803   10,805,697
M&C Mid Cap
   Growth Fund ..............          --          --        --    --          --        --      343,633      413,601      757,234
Optimum Mid Cap Fund ........          --          --        --    --          --        --           --      409,568      409,568
Cardinal Mid Cap
   Value Fund ...............          --          --        --    --          --        --       81,755      294,280      376,035
Veredus Aggressive
   Growth Fund ..............          --          --        --    --          --        --   22,597,198   16,347,889   38,945,087
TAMRO Small Cap Fund ........          --          --        --    --          --        --   24,563,509   63,071,540   87,635,049
River Road Select Value
   Fund .....................          --          --        --    --          --   171,820    4,200,696   11,382,935   15,755,451
River Road Small Cap
   Value Fund ...............          --          --        --    --          --        --   35,323,830   36,796,207   72,120,037
Neptune International
   Fund .....................          --          --        --    --          --     7,221      732,365    2,673,800    3,413,386
Barings International
   Fund .....................          --          --        --    --          --        --    1,923,797      966,034    2,889,831

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED

                                  2010         2011      2012    2013     2014       2015        2016         2017        Total
                               ----------  ----------  --------  ----  ----------  --------  -----------  -----------  -----------
New Century Absolute
   Return ETF Fund ..........  $       --  $       --  $     --   $--  $       --  $     --  $   454,248  $ 2,031,844  $ 2,486,092
Fortis Real Estate Fund .....          --          --        --    --          --        --   12,378,561   11,228,100   23,606,661
M&C Balanced Fund ...........   4,092,594   2,978,228        --    --          --        --           --      638,828    7,709,650
TCH Fixed Income Fund .......      15,377          --   139,950    --   5,274,089        --    2,654,917    1,270,779    9,355,112

For the year ended October 31, 2009, Dynamic Allocation Fund utilized $220,013 of capital losses expiring in 2016.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(10) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, Veredus Select Growth Fund, M.D. Sass Enhanced Equity Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund, each class offered by these Funds has equal rights as to net assets.

(11) OFFERING COSTS: Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

                                                          ORIGINAL
FUND                               COMMENCEMENT DATE   OFFERING COSTS
----                               -----------------   --------------
Lake Partners LASSO Alternatives
   Fund                                April 1, 2009       $75,292
Fasciano Small Cap Fund            December 23, 2009        60,000
Herndon Large Cap Value Fund          March 31, 2010        60,000

(12) USE OF ESTIMATES: The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(13) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(14) RECENT ACCOUNTING PRONOUNCEMENT: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M.D. Sass Enhanced Equity Fund, Value Fund, Dynamic Allocation Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M&C Growth Fund, Veredus Select Growth Fund, Optimum Large Cap Opportunity Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, M&C Mid Cap Growth Fund, Optimum Mid Cap Fund, Cardinal Mid Cap Value Fund, Veredus Aggressive Growth Fund, Fasciano Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, New Century Absolute Return ETF Fund, Lake Partners LASSO Alternatives Fund and Fortis Real Estate Fund distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day's ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of M&C Growth Fund, Veredus Select Growth Fund, M.D. Sass Enhanced Equity Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, nondeductible expenses, premium amortization, mark to market on Passive Foreign Investment Companies and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2009 and 2008 was as follows:

                                               DISTRIBUTIONS PAID IN 2009              DISTRIBUTIONS PAID IN 2008
                                            -------------------------------   -------------------------------------------
                                                                LONG-TERM                         LONG-TERM     RETURN OF
                                            ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS    CAPITAL
                                            ---------------   -------------   ---------------   -------------   ---------
M&C Growth Fund .........................      $6,282,502      $43,115,588      $40,646,846      $227,599,180    $    --
Veredus Select Growth Fund ..............              --               --        6,651,877         1,462,356         --
Optimum Large Cap Opportunity Fund ......              --               --           26,900                --         --
TAMRO Diversified Equity Fund ...........          38,534               --          252,035           976,804         --
M.D. Sass Enhanced Equity Fund ..........       1,297,601               --          210,633                --         --
Value Fund ..............................       4,238,721       26,989,113        7,735,979        35,024,643         --
River Road Dividend All Cap Value Fund ..       2,632,122               --        2,532,551           495,595     24,198
Optimum Mid Cap Fund ....................       5,276,291       10,425,693        8,375,773        56,595,670         --
Cardinal Mid Cap Value Fund .............           8,532               --               --                --         --
Veredus Aggressive Growth Fund ..........         329,706               --       22,230,291        31,954,642         --
TAMRO Small Cap Fund ....................         343,822               --            2,106        17,214,592         --
River Road Select Value Fund ............         268,642               --           58,969                --         --
River Road Small Cap Value Fund .........         584,344               --       10,151,344         1,306,132         --
Neptune International Fund ..............          65,622               --           28,222                --         --
Barings International Fund ..............           4,815               --               --                --         --
Dynamic Allocation Fund .................         187,961               --           37,610                --         --
New Century Absolute Return ETF Fund ....         121,220               --               --                --         --
Fortis Real Estate Fund .................         977,351               --        3,500,548        19,703,911         --
M&C Balanced Fund .......................         266,425               --          243,807                --         --
TCH Fixed Income Fund ...................       3,716,858               --        4,498,684                --         --

As of October 31, 2009, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                                      UNREALIZED
                                  CAPITAL LOSS    UNDISTRIBUTED     UNDISTRIBUTED   APPRECIATION/
                                  CARRYFORWARD   ORDINARY INCOME   LONG-TERM GAIN    DEPRECIATION       TOTAL
                                  ------------   ---------------   --------------   -------------   ------------
M&C Growth Fund ...............   $(86,434,151)     $7,373,003         $   --       $ 245,084,850   $166,023,702
Veredus Select Growth Fund ....    (39,268,265)             --             --           4,985,278    (34,282,987)
Optimum Large Cap
   Opportunity Fund ...........     (6,352,163)          8,948             --             120,931     (6,222,284)
TAMRO Diversified Equity
   Fund .......................     (1,443,839)             --             --           1,346,316        (97,523)
M.D. Sass Enhanced Equity
   Fund .......................       (152,602)         12,570             --          (2,154,887)    (2,294,919)
Value Fund ....................    (29,923,488)        263,036             --         (13,151,691)   (42,812,143)
River Road Dividend All
   Cap Value Fund .............    (10,805,697)         45,315             --          12,605,656      1,845,274
M&C Mid Cap Growth Fund .......       (757,234)             --             --              58,723       (698,511)
Optimum Mid Cap Fund ..........       (409,568)        130,625             --          18,988,409     18,709,466
Cardinal Mid Cap Value Fund ...       (376,035)            904             --              46,089       (329,042)
Veredus Aggressive Growth
   Fund .......................    (38,945,087)             --             --           4,263,314    (34,681,773)
TAMRO Small Cap Fund ..........    (87,635,049)             --             --          64,097,990    (23,537,059)
River Road Select Value
   Fund .......................    (15,755,451)        174,467             --          10,344,513     (5,236,471)
River Road Small Cap Value
   Fund .......................    (72,120,037)        373,360             --          21,226,315    (50,520,362)
Neptune International Fund ....     (3,413,386)         84,460             --            (283,253)    (3,612,179)
Barings International Fund ....     (2,889,831)        114,467             --           3,454,634        679,270
Dynamic Allocation Fund .......             --       2,906,655          2,690              77,118      2,986,463
New Century Absolute
   Return ETF Fund ............     (2,486,092)         23,030             --           1,154,932     (1,308,130)
Lake Partners LASSO
   Alternatives Fund ..........             --          36,162             --              55,726         91,888
Fortis Real Estate Fund .......    (23,606,661)        341,013             --          (3,410,037)   (26,675,685)
M&C Balanced Fund .............     (7,709,650)         20,096             --             471,158     (7,218,396)
TCH Fixed Income Fund .........     (9,355,112)         35,529             --           3,675,147     (5,644,436)

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2010

                                                                        PROCEEDS FROM                     NET INCREASE
                                                        ISSUED FROM     REINVESTMENT                      (DECREASE) IN
CLASS N                                       SOLD         MERGER     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   -----------   ----------------   -----------   ------------------
M&C Growth Fund ........................   18,033,806    2,522,281         210,111       (12,128,532)       8,637,666
Veredus Select Growth Fund .............      512,380           --             344        (1,017,137)        (504,413)
Optimum Large Cap Opportunity Fund .....      179,750           --           1,682          (127,957)          53,475
TAMRO Diversified Equity Fund ..........      449,685           --           2,101          (135,465)         316,321
M.D. Sass Enhanced Equity Fund .........    2,719,843           --          18,053        (1,456,602)       1,281,294
Herndon Large Cap Value Fund (a) .......       99,789           --              --                --           99,789
Value Fund .............................      218,895           --          17,094          (189,137)          46,852
River Road Dividend All Cap Value
   Fund ................................    1,857,923           --         112,257        (1,119,995)         850,185
M&C Mid Cap Growth Fund ................       50,960           --             722           (83,752)         (32,070)
Optimum Mid Cap Fund ...................   18,778,282           --          70,458        (7,152,287)      11,696,453
Cardinal Mid Cap Value Fund ............        3,860           --             106               (68)           3,898
Veredus Aggressive Growth Fund .........      225,032           --              --          (455,368)        (230,336)
Fasciano Small Cap Fund (b) ............      209,320           --              --              (101)         209,219
TAMRO Small Cap Fund ...................    4,485,762           --              --        (2,916,928)       1,568,834
River Road Select Value Fund ...........    1,714,713           --              --        (1,062,857)         651,856
River Road Small Cap Value Fund ........    3,071,041           --          18,091        (5,221,134)      (2,132,002)
Neptune International Fund .............        4,824           --           2,252              (315)           6,761
Barings International Fund (c) .........       65,686           --              --                --           65,686
Dynamic Allocation Fund ................    2,080,949           --         349,834        (1,047,624)       1,383,159
New Century Absolute Return ETF Fund ...      395,783           --          14,071          (385,677)          24,177
Lake Partners LASSO Alternatives
   Fund (d) ............................      316,099           --              --           (12,548)         303,551
Fortis Real Estate Fund ................       41,400           --          10,887          (114,104)         (61,817)
M&C Balanced Fund ......................       38,033      914,176           5,490          (175,140)         782,559
TCH Fixed Income Fund ..................      379,190           --         111,555          (643,830)        (153,085)

(a) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

(b)  Fasciano Small Cap Fund commenced investment operations on December 23,
     2009.

(c)  Barings International Fund began issuing Class N Shares on March 3, 2010.

(d) Lake Partners LASSO Alternatives Fund began issuing Class N Shares on March 3, 2010.

                                                                        PROCEEDS FROM                     NET INCREASE
                                                        ISSUED FROM     REINVESTMENT                     (DECREASE) IN
CLASS I                                       SOLD         MERGER     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   -----------   ----------------   -----------   ------------------
M&C Growth Fund ........................   14,143,174     877,488          232,372        (9,474,529)       5,778,505
Veredus Select Growth Fund .............      337,318          --            2,512          (404,789)         (64,959)
M.D. Sass Enhanced Equity Fund (a) .....    1,865,005          --            1,637               (17)       1,866,625
Value Fund .............................           --          --          216,185                --          216,185
River Road Dividend All Cap Value
   Fund ................................    2,373,618          --           80,732          (455,388)       1,998,962
Optimum Mid Cap Fund ...................    4,501,198          --           25,129        (1,068,799)       3,457,528
Veredus Aggressive Growth Fund .........       15,896          --               --           (11,735)           4,161
TAMRO Small Cap Fund ...................    5,669,865          --           11,365        (5,012,074)         669,156
River Road Select Value Fund ...........    2,875,043          --           35,741        (4,937,800)      (2,027,016)
River Road Small Cap Value Fund ........    4,710,982          --           68,079        (4,091,783)         687,278
Neptune International Fund .............        1,747          --            8,186            (4,341)           5,592
Barings International Fund .............    2,301,396          --           11,960           (75,532)       2,237,824
Lake Partners LASSO Alternatives
   Fund ................................      789,365          --            6,188          (146,499)         649,054
Fortis Real Estate Fund ................        2,386          --           72,126               (54)          74,458
M&C Balanced Fund ......................       11,416          --              504            (3,833)           8,087
TCH Fixed Income Fund ..................      101,043          --           43,103          (579,068)        (434,922)

(a)  M.D. Sass Enhanced Equity Fund began issuing Class I Shares on March 3,
     2010.

                                                                        PROCEEDS FROM
                                                        ISSUED FROM     REINVESTMENT                     NET INCREASE IN
CLASS R                                      SOLD          MERGER     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   -----------   ----------------   -----------   ------------------
M&C Growth Fund ........................      232,777      28,243              621          (169,525)          92,116

YEAR ENDED OCTOBER 31, 2009

                                                          PROCEEDS FROM                     NET INCREASE
                                                          REINVESTMENT                      (DECREASE) IN
CLASS N                                       SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   ----------------   -----------   ------------------
M&C Growth Fund ........................   48,040,340       1,199,349      (20,046,221)      29,193,468
Veredus Select Growth Fund .............    1,512,578              --       (1,440,827)          71,751
Optimum Large Cap Opportunity Fund .....      259,201              --         (254,514)           4,687
TAMRO Diversified Equity Fund ..........      249,737           5,047         (202,928)          51,856

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                          PROCEEDS FROM                     NET INCREASE
                                                          REINVESTMENT                      (DECREASE) IN
CLASS N (CONTINUED)                           SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------------------                        ----------   ----------------   -----------   ------------------
M.D. Sass Enhanced Equity Fund .........    1,054,061         128,775         (329,897)         852,939
Value Fund .............................      665,155         404,427         (815,629)         253,953
River Road Dividend All Cap Value
   Fund ................................    8,295,005         214,554       (5,079,305)       3,430,254
M&C Mid Cap Growth Fund ................      135,121              --          (12,022)         123,099
Optimum Mid Cap Fund ...................   17,386,101         815,658      (10,657,995)       7,543,764
Cardinal Mid Cap Value Fund ............        4,306             304           (2,494)           2,116
Veredus Aggressive Growth Fund .........      454,822          32,389       (2,054,933)      (1,567,722)
TAMRO Small Cap Fund ...................    9,706,815              --       (4,973,779)       4,733,036
River Road Select Value Fund ...........    6,490,418          12,419       (4,828,043)       1,674,794
River Road Small Cap Value Fund ........   11,903,620          15,233       (7,995,851)       3,923,002
Neptune International Fund .............       13,561             188          (10,793)           2,956
Dynamic Allocation Fund ................    4,399,038          22,707         (882,794)       3,538,951
New Century Absolute Return ETF Fund ...    1,448,508          11,710       (1,060,767)         399,451
Fortis Real Estate Fund ................       97,559          34,728         (428,785)        (296,498)
M&C Balanced Fund ......................      155,060          11,210         (386,570)        (220,300)
TCH Fixed Income Fund ..................    1,014,253         245,161       (1,539,488)        (280,074)

                                                          PROCEEDS FROM                     NET INCREASE
                                                          REINVESTMENT                      (DECREASE) IN
CLASS I                                       SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   ----------------   -----------   ------------------
M&C Growth Fund ........................   28,477,512       1,533,976      (12,374,492)      17,636,996
Veredus Select Growth Fund .............    1,380,104              --       (1,435,848)         (55,744)
Value Fund .............................           --       3,924,472                --       3,924,472
River Road Dividend All Cap Value
   Fund ................................    9,063,675          65,666         (144,477)       8,984,864
Optimum Mid Cap Fund ...................    3,738,606         176,622       (2,685,047)       1,230,181
Veredus Aggressive Growth Fund .........       56,619          11,803         (565,793)       (497,371)
TAMRO Small Cap Fund ...................   25,690,278          16,172       (8,312,294)      17,394,156
River Road Select Value Fund ...........   14,234,102          22,086       (4,387,141)       9,869,047
River Road Small Cap Value Fund ........   20,421,198          42,274       (5,163,576)      15,299,896
Neptune International Fund .............        5,814           1,179       (1,269,615)      (1,262,622)
Barings International Fund .............    3,866,972             391         (563,522)       3,303,841
Lake Partners LASSO Alternatives
   Fund (a) ............................      189,107              --          (23,660)         165,447
Fortis Real Estate Fund ................           --         172,999         (202,737)         (29,738)
M&C Balanced Fund ......................        7,445           1,055           (2,525)           5,975
TCH Fixed Income Fund ..................      241,798         130,810       (1,359,167)        (986,559)

(a) Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

                                                          PROCEEDS FROM
                                                          REINVESTMENT                     NET INCREASE IN
CLASS R                                       SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                    ----------   ----------------   -----------   ------------------
M&C Growth Fund                               224,401             542          (53,875)         171,068

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2010 were as follows:

                                                 AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                           -------------------------------   ------------------------------
                                           U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT      OTHER
                                           ---------------   -------------   ---------------   ------------
M&C Growth Fund* .......................         $--         $ 788,546,279         $--         $446,611,214
Veredus Select Growth Fund .............          --           120,476,303          --          129,958,305
Optimum Large Cap Opportunity
   Fund ................................          --             2,416,615          --            1,607,005
TAMRO Diversified Equity Fund ..........          --             8,907,250          --            5,366,145
M.D. Sass Enhanced Equity Fund .........          --            40,390,506          --            6,025,144
Herndon Large Cap Value Fund ...........          --               991,614          --               38,902
Value Fund .............................          --            41,571,328          --           43,178,720
River Road Dividend All Cap
   Value Fund ..........................          --            58,135,114          --           36,973,677
M&C Mid Cap Growth Fund ................          --               493,447          --              729,829
Optimum Mid Cap Fund ...................          --           434,807,806          --           39,060,491
Cardinal Mid Cap Value Fund ............          --               229,803          --              214,885
Veredus Aggressive Growth Fund .........          --            41,926,645          --           46,676,989
Fasciano Small Cap Fund ................          --             1,400,088          --               48,135
TAMRO Small Cap Fund ...................          --           332,931,924          --          287,959,868
River Road Select Value Fund ...........          --            73,708,955          --           84,059,067
River Road Small Cap Value Fund ........          --           164,413,567          --          183,941,349
Neptune International Fund .............          --                83,985          --              149,375
Barings International Fund .............          --            25,883,602          --           11,560,733

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                         AGGREGATE PURCHASES             PROCEEDS FROM SALES
                                                   ------------------------------   -----------------------------
                                                   U.S. GOVERNMENT       OTHER      U.S. GOVERNMENT       OTHER
                                                   ---------------   ------------   ---------------   -----------
Dynamic Allocation Fund ........................      $       --     $100,532,232      $       --     $91,256,954
New Century Absolute Return ETF
   Fund ........................................              --       33,461,660              --      31,283,712
Lake Partners LASSO Alternatives Fund ..........              --       15,670,371              --       5,301,111
Fortis Real Estate Fund ........................              --       11,804,502              --      11,687,426
M&C Balanced Fund* .............................       1,139,691        4,535,282         969,008       6,977,104
TCH Fixed Income Fund ..........................              --        7,125,743       3,595,541       6,309,902

* The cost of purchases excludes securities received from the reorganization (see Note J).

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2010 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

FUND NAME                     TIME PERIOD     AMOUNT
---------                 -----------------   ------
Fortis Real Estate Fund   2% Within 90 Days    $396

NOTE (G) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AND TRUSTEE AGREEMENTS:

ADVISORY. Aston LP serves as Investment Adviser and Administrator to the Funds. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current investment advisory agreement for each Fund are included in the Funds' annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the "Expense Limitation Agreements"). There are no contractual expense limitations for Class R shareholders.

The Expense Limitation Agreements are effective through February 28, 2011, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2010 were as follows:

                                                                                  CONTRACTUAL
                                                                              EXPENSE LIMITATIONS
                                                                              -------------------
FUND NAME                                              ADVISORY FEES           CLASS N    CLASS I
---------                                       ---------------------------   ---------   -------
M&C Growth Fund .............................   0.80% on first $800,000,000
                                                  0.60% over $800,000,000        N/A       N/A
Veredus Select Growth Fund ..................              0.80%                1.30%     1.05%
Optimum Large Cap Opportunity Fund ..........              0.80%                1.22%(a)   N/A
TAMRO Diversified Equity Fund ...............              0.80%                1.20%      N/A
M.D. Sass Enhanced Equity Fund ..............              0.70%                1.40%(a)  1.15%(a)
Herndon Large Cap Value Fund ................              0.80%                1.30%(a)*  N/A
Value Fund (b) ..............................              0.80%                 N/A       N/A
River Road Dividend All Cap Value Fund ......              0.70%                1.30%     1.05%
M&C Mid Cap Growth Fund .....................              0.85%                1.40%(a)   N/A
Optimum Mid Cap Fund ........................   0.80% on first $100,000,000
                                                  0.75% next $300,000,000
                                                  0.70% over $400,000,000        N/A       N/A
Cardinal Mid Cap Value Fund .................              0.90%                1.40%(a)   N/A
Veredus Aggressive Growth Fund ..............              1.00%                1.49%     1.24%
Fasciano Small Cap Fund .....................              1.00%                1.40%(a)   N/A
TAMRO Small Cap Fund ........................              0.90%                 N/A       N/A
River Road Select Value Fund ................              1.00%                1.50%(a)  1.25%(a)
River Road Small Cap Value Fund .............              0.90%                 N/A       N/A
Neptune International Fund ..................              1.00%                1.27%(a)  1.02%(a)
Barings International Fund (c) ..............              1.00%                1.50%(a)  1.25%(a)
Dynamic Allocation Fund .....................              0.80%                1.30%(a)   N/A
New Century Absolute Return ETF Fund (d) ....              1.00%                1.50%(a)   N/A
Lake Partners LASSO Alternatives Fund (e) ...              1.00%                1.45%(a)  1.20%(a)
Fortis Real Estate Fund .....................              1.00%                1.37%     1.12%
M&C Balanced Fund ...........................              0.75%                1.35%     1.10%
TCH Fixed Income Fund .......................              0.55%                0.74%     0.49%

(a) Pursuant to a contractual expense reimbursement agreement between the Adviser and the Fund, from commencement of operations through the completion of the first three full fiscal years for a period up to three years from the fiscal year end during which such amount was waived or reduced, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

(b) The Adviser has agreed to voluntarily waive management fees and/or reimburse expenses for the Value Fund so that the net expense ratio is no more than 1.07% for Class N and 0.82% for Class I.

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(c) The Adviser agreed to voluntarily waive management fees and/or reimburse expenses for the Barings International Fund so that the net expense ratio is no more than 1.40% for Class N and 1.15% for Class I.

(d) The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the Adviser has agreed to reduce its advisory fee to 0.15% for the next succeeding calendar year. Based on these terms, no waiver is in effect for the 2010 calendar year. For the period ended December 31, 2008, the Fund's total return was less than zero, therefore the Adviser reduced its advisory fee to 0.15% for the 2009 calendar year. Additionally, the Adviser voluntarily waived 0.15% of its advisory fees for the New Century Absolute Return ETF Fund for the period November 1, 2009 - December 31, 2009.

(e) Effective April 1, 2010, the contractual expense limitations for the Lake Partners LASSO Alternatives Fund were decreased from 1.60% and 1.35% to 1.45% and 1.20%, for Class N and I, respectively.

* The Expense Limitation/Reimbursement Agreement for Herndon Large Cap Value Fund is in effect through April 1, 2011.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the following Funds, from commencement of operations through the completion of the first three full fiscal years for a period of up to three years from the fiscal year end during which such amount was waived or reduced of each of the Optimum Large Cap Opportunity Fund-Class N, M.D. Sass Enhanced Equity Fund-Classes N and I, Herndon Large Cap Value Fund-Class N, M&C Mid Cap Growth Fund-Class N, Cardinal Mid Cap Value Fund-Class N, Fasciano Small Cap Fund-Class N, River Road Select Value Fund-Classes N and I, Neptune International Fund-Classes N and I, Barings International Fund-Classes N and I, Dynamic Allocation Fund-Class N, New Century Absolute Return ETF Fund-Class N, and Lake Partners LASSO Alternatives Fund-Classes N and I; the Adviser is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2010 that are entitled to be reimbursed for each Fund are as follows:

                                                   EXPIRATION
                                        --------------------------------
FUNDS                                      2011        2012       2013
-----                                   ----------   --------   --------
Optimum Large Cap Opportunity Fund      $  119,883   $ 68,339   $ 37,393
M.D. Sass Enhanced Equity Fund             127,941    143,213      5,357
Herndon Large Cap Value Fund (1)               N/A        N/A     12,820
M&C Mid Cap Growth Fund                     98,808     79,648     38,255
Cardinal Mid Cap Value Fund                103,064     77,563     36,311
Fasciano Small Cap Fund (1)                    N/A        N/A     50,329
River Road Select Value Fund                    --         --         --
Neptune International Fund                 181,699    118,000     63,083
Barings International Fund                 174,288    139,755     59,625
Dynamic Allocation Fund                    105,329     89,827     29,751
New Century Absolute Return ETF Fund        97,083     26,954     23,644
Lake Partners LASSO Alternatives Fund          N/A     94,071     65,396
                                        ----------   --------   --------
   TOTALS                               $1,008,095   $837,370   $421,964
                                        ==========   ========   ========

(1)  The Fund commenced operations in the current fiscal year.

For the six months ended April 30, 2010, the Adviser was reimbursed $41,111 by the River Road Select Value Fund. No other Fund in the above table reimbursed the Adviser during the period.

The Adviser manages each Fund by retaining one or more sub-advisers to manage each Fund as follows:

FUND                                              SUB-ADVISER
----                                 -------------------------------------
M&C Growth Fund                      Montag & Caldwell, Inc.
Veredus Select Growth Fund           Todd-Veredus Asset Management LLC(1)
Optimum Large Cap Opportunity Fund   Optimum Investment Advisers, LLC
TAMRO Diversified Equity Fund        TAMRO Capital Partners LLC
M.D. Sass Enhanced Equity Fund       M.D. Sass Investors Services, Inc.(2)
Herndon Large Cap Value Fund         Herndon Capital Management, LLC
Value Fund                           MFS Institutional Advisors Inc.
River Road Dividend
   All Cap Value Fund                River Road Asset Management, LLC
M&C Mid Cap Growth Fund              Montag & Caldwell, Inc.
Optimum Mid Cap Fund                 Optimum Investment Advisors, LLC
Cardinal Mid Cap Value Fund          Cardinal Capital Management, L.L.C.
Veredus Aggressive Growth Fund       Todd-Veredus Asset Management LLC(1)
Fasciano Small Cap Fund              Fasciano Associates, LLC
TAMRO Small Cap Fund                 TAMRO Capital Partners LLC
River Road Select Value Fund         River Road Asset Management, LLC
River Road Small Cap Value Fund      River Road Asset Management, LLC
Neptune International Fund           Neptune Investment Management Limited
Barings International Fund           Baring International Investment
                                     Limited
Dynamic Allocation Fund              Smart Portfolios, LLC
New Century Absolute                 New Century Capital Management, LLC
   Return ETF Fund
Lake Partners LASSO                  Lake Partners, Inc.
   Alternatives Fund
Fortis Real Estate Fund              Fortis Investment Management USA,
                                     Inc.(3)
M&C Balanced Fund                    Montag & Caldwell, Inc.
TCH Fixed Income Fund                Taplin, Canida & Habacht, LLC

(1) Effective April 30, 2009, Veredus Asset Management LLC merged with Todd Investment Advisors, Inc. and became Todd-Veredus Asset Management, LLC.

(2) Effective June 1, 2009, M.D. Sass Investor Services, Inc. became the subadviser to the Fund. Prior to June 1, 2009, MB Investment Partners, Inc. was the subadviser.

(3) Effective August 1, 2008, Fortis Asset Management USA, Inc. became the subadviser to the Fund. Prior to August 1, 2008, ABN AMRO Asset Management, Inc. was the subadviser.

Sub-advisory fees are paid monthly by Aston LP. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements are included in the additional information section of the Funds' annual or semi-annual report to shareholders covering the period in which such approval occurred.

RECENT EVENTS. Prior to April 15, 2010, Aston was a wholly-owned subsidiary of Highbury Financial Inc. ("Highbury"). On December 14, 2009, Affiliated Managers Group, Inc. ("AMG") entered into a definitive merger agreement with Highbury to acquire a majority equity interest in Aston through the merger of Highbury into a subsidiary of AMG (the "Transaction"). Upon completion of the Transaction on April 15, 2010, Aston was converted to a Delaware limited partnership and changed its name to "Aston LP." AMG owns a majority equity interest in Aston LP, and certain members of senior management and key employees of Aston LP have retained an equity interest in Aston LP. As of the closing of the Transaction, Aston LP has substantially the same personnel with substantially the same responsibilities as before, with no change in its day-to-day operations, or the services provided to its clients.

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

As required by the 1940 Act, the investment advisory agreement for each Fund provides for its automatic termination in the event of its assignment. The completion of the Transaction constituted an "assignment," as that term is defined in the 1940 Act, of each Fund's then current investment advisory agreement. At in person meetings held on December 6, 2009 and December 17, 2009 with respect to the Aston/Fasciano Small Cap Fund, the Board of Trustees of the Trust (the "Board") approved a new Investment Advisory Agreement and Sub-Investment Advisory Agreement(s) with respect to each Fund. The terms of the new Investment Advisory Agreements and Sub-Investment Advisory Agreements are substantially the same as the previous agreements, except for their effective date and term. The new Investment Advisory Agreement and Sub-Investment Advisory Agreement(s) with respect to each Fund took effect upon the closing of the Transaction. (See page 125 for additional information).

A discussion regarding the Board's basis for approving the Investment Advisory Agreements and Sub-Investment Advisory Agreements in connection with the Transaction is available in the additional information section of this semiannual report.

RIVER ROAD TRANSACTION. River Road Asset Management, LLC ("River Road") serves as the subadviser to the Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund and Aston/River Road Select Value Fund ("each a "River Road Fund" and collectively, the "River Road Funds"). On December 30, 2009, Aviva Investors North America Holdings, Inc. ("Aviva Investors") agreed to buy 100% of the outstanding membership interests of River Road from River Road Partners, LLC (the "River Road Transaction"). On February 24, 2010, the River Road Transaction was completed and River Road became part of Aviva Investors, a wholly-owned subsidiary of Aviva plc.

The River Road Transaction may be deemed to have caused an "assignment" and automatic termination of the then current sub-investment advisory agreement between Aston and River Road with respect to each River Road Fund (each a "sub-investment advisory agreement"). In anticipation of the River Road Transaction, the Board of Trustees of the Trust met in-person on January 22, 2010 and approved the continuance of the sub-investment advisory agreement for each River Road Fund, on the same terms following the automatic termination of the agreement in connection with the River Road Transaction.

ADMINISTRATION. Under the terms of the administration agreement between the Funds and Aston LP, the Funds' administrator, ("Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
  AT TRUST LEVEL      ANNUAL RATE
-------------------   -----------
First $7.4 billion      0.0490%
Over $7.4 billion       0.0465%

PNC Global Investment Servicing (U.S.) Inc. ("PNC") provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston LP and PNC (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees, which are paid by Aston LP, are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

DISTRIBUTION SERVICES. PFPC Distributors, Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans. For the six months ended April 30, 2010 the TAMRO Diversified Equity Fund, TCH Fixed Income Fund and M&C Balanced Fund, respectfully, did not charge 12b-1 fees under the Class N Shares Plan.

TRUSTEES. The Trustees of the Trust who are not affiliated with the investment adviser or sub-advisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment adviser or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment adviser, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds" Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2010 was $203,411.

NOTE (H) CREDIT AGREEMENT: The Credit Agreement with PNC Bank, National Association, which was renewed on April 27, 2010, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust except for the Lake Partners LASSO Alternatives Fund, the Fasciano Small Cap Fund and the Herndon Large Cap Value Fund. The facility is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.25% of the commitment amount of the facility. For the Funds that utilized the line of credit during the six months ended April 30, 2010, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, which

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

is included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                                 AVERAGE      WEIGHTED
                               DAILY LOAN      AVERAGE      INTEREST
                                 BALANCE    INTEREST RATE    EXPENSE
                               ----------   -------------   --------
River Road Select Value Fund   $2,779,967       2.66%         $616
Neptune International Fund        951,250       2.64%          138
Dynamic Allocation Fund           900,825       2.63%          329

NOTE (I) REFLOW FUND LLC: The Veredus Aggressive Growth Fund may participate in the ReFlow Fund LLC program ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30, 2010, the Veredus Aggressive Growth Fund had not utilized
ReFlow.

NOTE (J) REORGANIZATION: On December 6, 2009, the Board of Trustees approved an agreement and plan of merger and liquidation ("Agreement") which provided for the transfer of all of the assets, and liabilities of the Aston Growth Fund ("Growth Fund") for shares of the M&C Growth Fund and the Aston Balanced Fund ("Balanced Fund") for the shares of the M&C Balanced Fund. The purpose of the transactions were to merge the Growth Fund into the M&C Growth Fund and to merge the Balanced Fund into the M&C Balanced Fund. Shareholders of each of the Growth Fund and Balanced Fund approved the merger at a shareholder meeting held on March 22, 2010 and the reorganization took place on March 29, 2010. The acquisition was accomplished by a tax-free exchange of shares on March 29, 2010. For financial reporting purposes, assets received and shares issued by the Growth Fund and the Balanced Fund were recorded at fair value; however, the cost basis of the investments received from M&C Growth Fund and M&C Balanced Fund were carried forward to align ongoing reporting of the Growth Fund's and Balanced Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

                                             CLASS N                       CLASS I                       CLASS R
                                   CLASS N     NET     CLASS N    CLASS I    NET      CLASS I   CLASS R    NET      CLASS R
                   ACQUIRING        SHARES    ASSET   CONVERSION   SHARES   ASSET   CONVERSION   SHARES   ASSET   CONVERSION
MERGED FUND           FUND          ISSUED    VALUE      RATIO     ISSUED   VALUE     RATIO      ISSUED   VALUE      RATIO
-----------    -----------------  ---------  -------  ----------  -------  -------  ----------  -------  -------  ----------
Growth Fund    M&C Growth Fund    2,522,281   $23.07    0.60227   877,488   $23.16    0.61050    28,243   $22.88    0.59803
Balanced Fund  M&C Balanced Fund    914,176   $18.89    0.31392       N/A      N/A        N/A       N/A      N/A        N/A

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

                                     UNREALIZED
MERGED FUND            NET ASSETS   APPRECIATION     ACQUIRING FUND      NET ASSETS
-----------           -----------   ------------   -----------------   --------------
Growth Fund........   $79,137,244    $2,459,459    M&C Growth Fund     $2,979,183,520
Balanced Fund......    17,271,907     2,373,822    M&C Balanced Fund       15,029,884

Assuming the acquisition had been completed on November 1, 2009 the Fund results of operations for the six months ended April 30, 2010 are as follows:

                                               M&C GROWTH FUND   M&C BALANCED FUND
                                               ---------------   -----------------
Net investment income.......................     $  7,596,081        $  225,593
Net realized and unrealized gain
   on investments...........................      292,240,876         2,322,162
Net increase in assets from operations......      299,836,957         2,547,755

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Growth Fund and Balanced Fund that have been included in M&C Growth Fund's and M&C Balanced Fund's statement of operations since March 29, 2010.

Aston Funds

                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NOTE (K) SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were subsequent events as follows:

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon ("Stock Sale"). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

Aston Funds

                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING NEW INVESTMENT ADVISORY AGREEMENTS WITH ASTON ASSET MANAGEMENT, LP

At an in-person meeting held on December 6, 2009, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including all of the Independent Trustees, considered the terms of a new investment advisory agreement (each, a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between Aston Asset Management, LP (then known as Aston Asset Management LLC) ("Aston") and the Trust on behalf of Aston Balanced Fund, Aston Dynamic Allocation Fund, Aston Growth Fund, Aston Value Fund, Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund, Aston/Fortis Real Estate Fund, Aston/Lake Partners LASSO Alternatives Fund, Aston/M.D. Sass Enhanced Equity Fund, Aston/Montag & Caldwell Balanced Fund, Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Neptune International Fund, Aston/New Century Absolute Return ETF Fund, Aston/Optimum Mid Cap Fund, Aston/Optimum Large Cap Opportunity Fund, Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund, Aston/River Road Small-Mid Cap Fund, Aston/TAMRO Diversified Equity Fund, Aston/TAMRO Small Cap Fund, Aston/TCH Fixed Income Fund, Aston/Veredus Aggressive Growth Fund, and Aston/Veredus Select Growth Fund (each, a "Fund" and collectively, the "Funds").

The circumstances giving rise to the Board's consideration of the New Advisory Agreements was the proposed acquisition by Affiliated Managers Group, Inc. ("AMG") of Highbury Financial Inc. ("Highbury"), the parent company of Aston (the "Highbury Transaction"). The independent trustees met in executive session on November 20, 2009 and December 2, 2009, and the Board met in person on December 6, 2009 to consider the proposals in connection with the Highbury Transaction. The Board considered information about the Highbury Transaction that had been provided by Aston, AMG and Highbury. The Board noted that upon completion of the Highbury Transaction, Aston would be converted from a limited liability company to a limited partnership and that AMG would hold a majority equity interest in Aston. The Board considered that completion of the Highbury Transaction would result in the "assignment" of the investment advisory agreement then in effect for each Fund, causing those agreements to automatically terminate.

In anticipation of the termination of the current investment advisory agreements in connection with the Highbury Transaction, the Board, including the Independent Trustees, determined that the terms of the New Advisory Agreements between the Trust, on behalf of each Fund, and Aston are fair and reasonable and approved each New Advisory Agreement, as being in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the New Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the New Advisory Agreement for each Fund in connection with the Highbury Transaction and whether to recommend the approval of the New Investment Advisory Agreements to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

     - Based on representations from Aston and AMG, the Highbury Transaction is not expected to result in any changes to the senior management team or key personnel of Aston or otherwise affect the nature, extent and quality of services to be provided by Aston, nor is the Highbury Transaction expected to result in any changes to the sub-advisers of the Funds.

     - Based on representations from Aston and AMG, neither Aston nor AMG have any present intention to make any material changes in the operations of the Funds or its service providers, except for such changes which the Board discussed and determined to be consistent with the best interests of the Funds and their shareholders.

     - The Board compared the platform that AMG would provide for Aston, the subadvisers and the Funds with the platform currently provided by Highbury and concluded that AMG's platform offers greater stability and longevity, and was likely to provide a more supportive environment for members of Aston's management in performing their duties for the Funds.

     - AMG's platform offers additional resources to Aston that are likely to benefit the Funds, such as a broader distribution network, access to in-house legal and compliance services, economies of scale in purchasing services from service providers, and the additional breadth of skills and experience that the new trustees who have been recommended to serve upon the closing of the Transaction would bring to the Board.

Aston Funds

                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

     - The terms of each New Investment Advisory Agreement with Aston were substantially the same as the then current investment advisory agreement, and the investment advisory fee rate would remain the same.

     - The Funds will not bear any of the costs relating to the Highbury Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the Funds and related solicitation expenses.

The Board considered that it had renewed the current investment advisory agreements pursuant to an extensive process that concluded at its December 2008 meeting, or pursuant to an extensive initial contract approval process in the last year, and that the Board was in the process of completing this year's contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the Highbury Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the initial approval or last renewal of each current investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Advisory Agreements, including the proposed advisory fees, were fair and reasonable, and that the New Advisory Agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF SUB-INVESTMENT ADVISORY AGREEMENTS WITH ASTON ASSET MANAGEMENT, LP

At an in-person meeting held on December 6, 2009, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including all of the Independent Trustees, considered whether to approve new sub-investment advisory agreements between Aston Asset Management, LP (then known as Aston Asset Management, LLC) ("Aston") and the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers") on behalf of the following funds (each a "Fund" and collectively, the "Funds"):

SUBADVISER                                                   FUND
----------                           --------------------------------------------------
Fortis Investment Management USA,    Aston/Fortis Real Estate Fund
   Inc.

Montag & Caldwell, Inc.              Aston Balanced Fund (equity portion), Aston Growth
                                     Fund, Aston/Montag & Caldwell Balanced Fund,
                                     Aston/Montag & Caldwell Growth Fund and
                                     Aston/Montag & Caldwell Mid Cap Growth Fund

Todd-Veredus Asset Management LLC    Aston/Veredus Aggressive Growth Fund and
                                     Aston/Veredus Select Growth Fund

River Road Asset Management, LLC     Aston/River Road Dividend All Cap Value Fund,
                                     Aston/River Road Small Cap Value Fund and
                                     Aston/River Road Small-Mid Cap Fund

Baring International Investment
   Limited                           Aston/Barings International Fund

Cardinal Capital Management, L.L.C.  Aston/Cardinal Mid Cap Value Fund

Lake Partners, Inc.                  Aston/Lake Partners LASSO Alternatives Fund

M.D. Sass Investors Services, Inc.   Aston/M.D. Sass Enhanced Equity Fund

MFS Institutional Advisors, Inc.     Aston Value Fund

Neptune Investment Management        Aston/Neptune International Fund
   Limited

New Century Capital Management, LLC  Aston/New Century Absolute Return ETF Fund

Optimum Investment Advisors, LLC     Aston/Optimum Mid Cap Fund and
                                     Aston/Optimum Large Cap Opportunity Fund
Smart Portfolios, LLC                Aston Dynamic Allocation Fund

TAMRO Capital Partners, LLC          Aston/TAMRO Diversified Equity Fund and
                                     Aston/TAMRO Small Cap Fund

Taplin, Canida & Habacht LLC         Aston Balanced Fund (fixed income portion)
                                     and Aston/TCH Fixed Income Fund

The Board considered that completion of the Highbury Transaction would result in the "assignment" of the current investment advisory agreement for each Fund, causing the agreements to automatically terminate, which shall cause each sub-investment advisory agreement to automatically terminate upon its terms. In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the approval of a new sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve new sub-investment advisory agreements with respect to each Fund, the Board considered information provided by Aston, AMG and Highbury regarding the impact of the Highbury Transaction on the nature, extent and quality of services to be provided by the Subadvisers. The Board also considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadvisers, would not change in connection with the Highbury Transaction. The Board also considered that the Funds will not bear any of the costs relating to the Highbury Transaction, including the costs of preparing, printing and mailing a Proxy Statement to shareholders of the Funds and related solicitation expenses. The Board considered that it had recently approved or renewed each sub-investment advisory agreement pursuant to an extensive annual renewal process that concluded at its December 2008 meeting or pursuant to an extensive initial contract approval process in the last year, and that it was in the process of completing this year's contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the Highbury Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the initial approval or last

Aston Funds

                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

renewal of each sub-investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that a new sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS WITH ASTON ASSET MANAGEMENT LLC

At an in-person meeting on December 17, 2009, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreements (each an "Investment Advisory Agreement" and collectively, the "Investment Advisory Agreements") between the Trust and Aston Asset Management LLC ("Aston") with respect to Aston Balanced Fund, Aston Dynamic Allocation Fund, Aston Value Fund, Aston Growth Fund, Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund, Aston/Fortis Real Estate Fund, Aston/M.D. Sass Enhanced Equity Fund, Aston/Montag & Caldwell Balanced Fund, Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Neptune International Fund, Aston/New Century Absolute Return ETF Fund, Aston/Optimum Mid Cap Fund, Aston/Optimum Large Cap Opportunity Fund, Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund, Aston/River Road Small-Mid Cap Fund, Aston/TAMRO Diversified Equity Fund, Aston/TAMRO Small Cap Fund, Aston/TCH Fixed Income Fund, Aston/Veredus Aggressive Growth Fund, and Aston/Veredus Select Growth Fund (each a "Fund" and collectively, the "Funds") continued to be fair and reasonable and approved the continuation of the Investment Advisory Agreement for each Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Investment Advisory Agreement at meetings in September and December. The Board also noted that it had recently approved new Investment Advisory Agreements with respect to each Fund at a special meeting held in connection with the proposed acquisition of a majority interest in Aston by Affiliated Managers Group, Inc. through the acquisition of Highbury Financial Inc. (the "Highbury Transaction"). The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider the continuation of the Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Fund compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser and the duration of terms of such waivers; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Fund. In considering the Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board considered that Aston manages each Fund by delegating the day-to-day investment responsibility for managing each Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies. On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by Aston historically have been and continue to be satisfactory. With respect to all Funds, the Board concluded that the performance of each Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by Aston and/or a subadviser and compared the gross and net advisory fees to those of a peer group. The Board considered modifications to the expense limitation and expense reimbursement agreements proposed at the meeting and the effect those agreements would have on expense ratios of the Funds, if any. The Board also considered the advisory fees charged by Aston to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by Aston.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of Aston's advisory agreements with the Funds in light of

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                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

Aston's business model, as well as fee waivers or expenses to be reimbursed, as applicable. The Board noted that for certain funds, Aston and the subadviser generally will each bear 50% of any fee waivers or expense reimbursements. This information was provided by Aston and contained a number of estimates and allocations. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that economies of scale were limited at this time for certain Funds due to their size and that for certain Funds with breakpoints the management fee schedule reflects an appropriate level of sharing of economies of scale.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Funds. The Board also considered the nature and amount of fees to be paid by the Funds for services provided by Aston for administration services. The Board also considered payments under the Rule 12b-1 distribution plan and noted that Aston does not manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that any incidental benefits to be received by Aston from its relationship with the Funds are expected to be reasonable and that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each Fund including the advisory fees were fair and reasonable, and that the Investment Advisory Agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE RENEWAL OF SUB-INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting on December 17, 2009, the Board of Trustees (the "Board") of Aston Funds (the "Trust") determined that the terms of the Sub-Investment Advisory Agreements (each a "Sub-Investment Advisory Agreement" and collectively, the "Sub-Investment Advisory Agreements") between Aston and each of the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers"): (i) Fortis Investment Management USA, Inc., with respect to Aston/Fortis Real Estate Fund, (ii) Montag & Caldwell, Inc., with respect to Aston/Montag & Caldwell Growth Fund, Aston Growth Fund, the equity portion of Aston Balanced Fund, Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Mid-Cap Growth Fund, (iii) Todd-Veredus Asset Management LLC, with respect to Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund, (iv) MFS Institutional Advisors Inc., with respect to Aston Value Fund,
(v) Baring International Investment Limited, with respect to Aston/Barings International Fund, (vi) Cardinal Capital Management, L.L.C., with respect to Aston/Cardinal Mid Cap Value Fund, (vii) New Century Capital Management, LLC, with respect to Aston/New Century Absolute Return ETF Fund, (viii) Neptune Investment Management Limited, with respect to Aston/Neptune International Fund,
(ix) Optimum Investment Advisors, LLC, with respect to Aston/Optimum Mid Cap Fund and Aston/Optimum Large Cap Opportunity Fund, (x) River Road Asset Management, LLC, with respect to Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund and Aston/River Road Small-Mid Cap Fund,
(xi) Smart Portfolios, LLC, with respect to Aston Dynamic Allocation Fund, (xii) TAMRO Capital Partners, LLC, with respect to Aston/TAMRO Diversified Equity Fund and Aston/TAMRO Small Cap Fund, and (xiii) Taplin, Canida & Habacht, LLC ("TCH"), with respect to Aston/TCH Fixed Income Fund and the fixed income portion of Aston Balanced Fund; (the foregoing funds each being referred to as a "Fund," and collectively as the "Funds") continued to be fair and reasonable and approved the continuation of the Sub-Investment Advisory Agreement for each Fund as being in the best interest of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Sub-Investment Advisory Agreement at meetings in September and December. The Board also noted that it had recently considered new Sub-Investment Advisory Agreements in connection with a potential change of control of Aston. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadvisers or their affiliates to consider the continuation of each Sub-Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Sub-Investment Advisory Agreements. The Board considered the experience and skills of senior management and investment personnel of each Subadviser, the resources made available to such personnel, the ability of each Subadviser to attract and retain high-quality personnel, and the organizational depth and stability of each Subadviser. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper Inc. and to an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objective(s) and policies.


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On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by each Subadviser historically have been and continue to be satisfactory, and that the performance of each Fund over time was satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreements as well as the overall management fee structure of the Funds. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of each Fund and whether a Fund will benefit from any economies of scale. The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board considered potential benefits to certain Subadvisers from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the Funds.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the continuance of each Sub-Investment Advisory Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF CERTAIN SUB-INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting held on January 22, 2010, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including all of the Independent Trustees, considered whether to approve the continuation of the sub-investment advisory agreements between Aston Asset Management LLC ("Aston") and River Road Asset Management, LLC (the "Subadviser") on behalf of Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small-Mid Cap Fund and Aston/River Road Small Cap Value Fund (each a "Fund" and collectively, the "Funds").

The Board considered that the acquisition of the Subadviser by Aviva Investors North America Holdings, Inc. ("Aviva Investors") (the "River Road Transaction") may be deemed a change of control of the Subadviser under the Investment Company Act of 1940, as amended, (the "1940 Act"), and may result, upon its completion, in the automatic termination of the sub-investment advisory agreements. In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the continuation of each sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the continuation of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the sub-investment advisory agreement on behalf of each Fund in connection with the River Road Transaction, the Board received and considered information regarding the River Road Transaction and representations from the Subadviser that the River Road Transaction is not expected to result in any changes to investment personnel or otherwise affect the nature, extent and quality of services to be provided by the Subadviser. The Board also considered that the terms, including the fees payable to the Subadviser, of the sub-investment advisory agreements would not change. The Board also considered that River Road will bear all costs of the Funds relating to the River Road Transaction, including the costs of preparing, printing and mailing an Information Statement to shareholders of the Funds, if required. The Board considered that it had recently renewed the sub-investment advisory agreements pursuant to an extensive annual renewal process that concluded at its December 2009 meeting, and that it had recently approved new subadvisory agreements in connection with a change of control of Aston. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the last renewal of the sub-investment advisory agreements, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the continuation of the sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/HERNDON LARGE CAP VALUE FUND

At an in-person meeting on March 18, 2010, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/Herndon Large Cap Fund (the "New Fund") are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. The Board also determined that a new Investment Advisory Agreement with Aston Asset Management, LP on substantially the same terms following the consummation of a transaction by which Affiliated Managers Group, Inc. would acquire a majority interest in Aston


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

through the acquisition of Highbury Financial Inc. (the "Highbury Transaction") was in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the March meeting and prior meetings. The Board also considered information received and discussions held at special meetings held in connection with the Highbury Transaction. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreements with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreements on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston's relationship with the New Fund. In considering the Investment Advisory Agreements on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the New Fund by delegating the day-to-day investment responsibility for managing the New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. The Board also considered all of the information previously considered at special meetings held in connection with the Highbury Transaction. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

EXPENSES. The Board considered the New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the New Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Fund was not expected to be unreasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/HERNDON LARGE CAP VALUE FUND

The Board of Trustees (the "Board") of Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement (the "Sub-Investment Advisory Agreement") between Aston Asset Management LLC ("Adviser" or "Aston") and Herndon Capital Management, LLC ("Subadviser" or "Herndon") with respect to the Aston/Herndon Large Cap Fund (the "New Fund") at an in-person meeting on March 18, 2010. The Board considered information provided and discussions held at the March meeting and at prior meetings. The Board also determined that a new Sub-Investment Advisory Agreement on substantially the same terms as the initial Sub-Investment Advisory Agreement, which would take effect following the closing of the Highbury Transaction (as defined in Exhibit A), was in the best interests of the New Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed Subadviser. The Board also considered the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the New Fund and the resources made available to such personnel. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund. The Board considered that the sub-advisory fee rates were negotiated at arm's length between Aston and the Subadviser, an unaffiliated third party, and that Aston will compensate the Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered potential benefits to the Subadviser from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any other benefits to be received by the Subadviser from its relationship with the New Fund were not expected to be unreasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/FASCIANO SMALL CAP FUND

At an in-person meeting on December 17, 2009, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/Fasciano Small Cap Fund (the "New Fund") are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. The Board also determined that a new Investment Advisory Agreement with Aston Asset Management, LP on substantially the same terms following the consummation of a transaction by which Affiliated Managers Group, Inc. would acquire a majority interest in Aston through the acquisition of Highbury Financial Inc. (the "Highbury Transaction") was in the best interest of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the December meeting and prior meetings. The Board also considered information received and discussions held at special meetings held in connection with the Highbury Transaction. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreements with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreements on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston's relationship with the New Fund. In considering the Investment Advisory Agreements on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the New Fund by delegating the day-to-day investment responsibility for managing the New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. The Board also considered all of the information previously considered at special meetings held in connection with the Highbury Transaction. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

EXPENSES. The Board considered the New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser,


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

the Board considered the resources involved in managing the New Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Fund.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/FASCIANO SMALL CAP FUND

The Board of Trustees (the "Board") of Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement (the "Sub-Investment Advisory Agreement") between Aston Asset Management LLC ("Adviser" or "Aston") and Fasciano Associates, LLC ("Subadviser" or "Fasciano") with respect to the Aston/Fasciano Small Cap Fund (the "New Fund") at an in-person meeting on December 17, 2009. The Board considered information provided and discussions held at the December meeting and at prior meetings. The Board also determined that a new Sub-Investment Advisory Agreement on substantially the same terms as the initial Sub-Investment Advisory Agreement, which would take effect following the closing of the Highbury Transaction (as defined in Exhibit A), was in the best interests of the New Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed Subadviser. The Board also considered the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the New Fund and the resources made available to such personnel. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund. The Board considered that the sub-advisory fee rates were negotiated at arm's length between Aston and the Subadviser, an unaffiliated third party, and that Aston will compensate the Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered potential benefits to the Subadviser from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadviser from its relationship with the New Fund.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board's analysis.

SHAREHOLDER VOTING RESULTS: On March 22, 2010, the Trust held a Special Meeting of Shareholders (the "Meeting") for the following purposes:

     (1) To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Aston Asset Management, LP ("Proposal 1");


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

     (2) To approve an amendment to the By-Laws of the Trust relating to the retirement age of the trustees ("Proposal 2");

     (3)  To elect ten trustees to the Board of the Trust ("Proposal 3");

     (4) To approve the reorganization of each of the following Funds listed below ("Proposal 4"):

          (a) For shareholders of Aston Balanced Fund, to approve the reorganization of the Fund into Aston/Montag & Caldwell Balanced Fund; and

          (b) For shareholders of Aston Growth Fund, to approve the reorganization of the Fund into Aston/Montag & Caldwell Growth Fund.

With respect to Proposal 1 for the Aston/Barings International Fund, the meeting was adjourned and reconvened on March 24, 2010. All proposals were approved by the shareholders for all Funds. The results of the voting are as follows:

PROPOSAL 1: APPROVAL OF INVESTMENT ADVISORY AGREEMENT

                                                                         FOR          AGAINST       ABSTAIN
                                                                   --------------   -----------   -----------
Aston Growth Fund..............................................     3,295,149.454    35,883.704    44,979.210
Aston/Montag & Caldwell Growth Fund............................    66,512,109.988   562,310.623   977,543.073
Aston/Veredus Select Growth Fund...............................     4,284,339.829    16,099.000    33,491.953
Aston/Optimum Large Cap Opportunity Fund.......................       340,806.364     1,232.000    15,229.000
Aston/TAMRO Diversified Equity Fund............................       484,881.737     1,979.944     8,658.082
Aston/M.D. Sass Enhanced Equity Fund...........................     2,905,937.553     2,300.000            --
Aston Value Fund...............................................    25,748,765.155    27,895.084   107,248.454
Aston/River Road Dividend All Cap Value Fund...................    11,995,011.888    61,915.758    31,219.000
Aston/Montag & Caldwell Mid Cap Growth Fund....................       170,250.033       188.383            --
Aston/Optimum Mid Cap Fund.....................................    22,092,933.629   152,372.661   767,265.008
Aston/Cardinal Mid Cap Value Fund..............................       107,179.768            --            --
Aston/Veredus Aggressive Growth Fund...........................     2,872,775.736    24,858.953    30,514.867
Aston/Fasciano Small Cap Fund..................................       202,001.000            --            --
Aston/TAMRO Small Cap Fund.....................................    35,762,904.282    73,621.220   224,965.509
Aston/River Road Select Value Fund.............................    14,257,362.985    76,268.662    53,830.000
Aston/River Road Small Cap Value Fund..........................    28,363,415.233   105,513.019   244,873.390
Aston/Neptune International Fund...............................       202,274.009            --            --
Aston/Barings International Fund...............................     4,415,162.483            --            --
Aston Dynamic Allocation Fund..................................     2,895,903.539    16,592.000    64,426.000
Aston/New Century Absolute Return ETF Fund.....................       842,243.072     9,625.000    22,913.164
Aston/Lake Partners LASSO Alternatives Fund....................       475,974.413            --            --
Aston/Fortis Real Estate Fund..................................     4,043,692.753     7,843.164     7,969.835
Aston Balanced Fund............................................     2,063,880.588    68,785.505     4,087.584
Aston/Montag & Caldwell Balanced Fund..........................       499,456.600     5,991.600     2,577.868
Aston/TCH Fixed Income Fund....................................     2,305,605.011    29,176.514    46,634.009

PROPOSAL 2: APPROVAL OF AMENDMENT TO THE BY-LAWS

      FOR            AGAINST         ABSTAIN
---------------   -------------   -------------
311,929,757.490   2,859,663.236   4,609,982.176

PROPOSAL 3: ELECTION OF TRUSTEES

                                   NUMBER OF
                                 SHARES VOTING
                        -------------------------------
                              FOR            WITHHELD
                        ---------------   -------------
Jack W. Aber            315,090,981.354   4,308,421.548
Stuart D. Bilton        309,602,205.053   9,797,197.849
William E. Chapman II   315,198,637.361   4,200,765.541
Edward J. Kaier         315,211,513.607   4,187,889.295

                                   NUMBER OF
                                 SHARES VOTING
                        -------------------------------
                              FOR            WITHHELD
                        ---------------   -------------
Jeffrey S. Murphy       309,614,087.264   9,785,315.638
Gregory T. Mutz         309,572,090.932   9,827,311.970
Steven J. Paggioli      315,259,153.899   4,140,249.003
Eric Rakowski           315,227,141.196   4,172,261.706
Robert B. Scherer       315,172,474.478   4,226,928.424
Thomas R. Schneeweis    315,209,349.941   4,190,052.961

PROPOSAL 4: APPROVAL OF REORGANIZATION OF THE ASTON BALANCED FUND AND ASTON GROWTH FUND

                               FOR          AGAINST      ABSTAIN
                          -------------   ----------   ----------
Aston Growth Fund .....   3,285,077.971   50,234.873   40,699.524
Aston Balanced Fund ...   2,063,988.588   68,784.505    3,980.584

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Aston Funds

                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                EXPENSES
                                           VALUE       VALUE     EXPENSE   PAID DURING
                                          11/01/09    04/30/10   RATIO(1)    PERIOD(2)
                                         ---------   ---------   -------   -----------
M&C GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,111.10    1.07%       $5.60
   Class I ...........................      1,000     1,112.10    0.82%        4.29
   Class R ...........................      1,000     1,109.10    1.32%        6.90
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.49    1.07%       $5.36
   Class I ...........................      1,000     1,020.73    0.82%        4.11
   Class R ...........................      1,000     1,018.25    1.32%        6.61
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,291.20    1.30%       $7.39
   Class I ...........................      1,000     1,291.00    1.05%        5.96
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35    1.30%       $6.51
   Class I ...........................      1,000     1,019.59    1.05%        5.26
OPTIMUM LARGE CAP OPPORTUNITY FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,099.60    1.22%       $6.35
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.74    1.22%       $6.11
TAMRO DIVERSIFIED EQUITY FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,159.70    1.20%       $6.43
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.84    1.20%       $6.01
M.D. SASS ENHANCED EQUITY FUND (3)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,084.40    1.40%       $7.24
   Class I ...........................      1,000     1,025.10    1.15%        1.88
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85    1.40%       $7.00
   Class I ...........................      1,000     1,019.09    1.15%        5.76
HERNDON LARGE CAP VALUE FUND (4)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,007.00    1.30%       $1.11
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35    1.30%       $6.51
VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,120.30    1.07%       $5.63
   Class I ...........................      1,000     1,121.60    0.82%        4.31
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.49    1.07%       $5.36
   Class I ...........................      1,000     1,020.73    0.82%        4.11
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,175.60    1.15%       $6.20
   Class I ...........................      1,000     1,177.30    0.90%        4.86
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.09    1.15%       $5.76
   Class I ...........................      1,000     1,020.33    0.90%        4.51

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                EXPENSES
                                           VALUE       VALUE     EXPENSE   PAID DURING
                                          11/01/09    04/30/10   RATIO(1)    PERIOD(2)
                                         ---------   ---------   -------   -----------
M&C MID CAP GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,200.10    1.40%       $7.64
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85    1.40%       $7.00
OPTIMUM MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,279.20    1.12%       $6.33
   Class I ...........................      1,000     1,280.50    0.87%        4.92
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.24    1.12%       $5.61
   Class I ...........................      1,000     1,020.48    0.87%        4.36
CARDINAL MID CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,169.00    1.40%       $7.53
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85    1.40%       $7.00
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,391.30    1.49%       $8.83
   Class I ...........................      1,000     1,393.50    1.24%        7.36
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.41    1.49%       $7.45
   Class I ...........................      1,000     1,018.65    1.24%        6.21
FASCIANO SMALL CAP FUND (5)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,089.00    1.40%       $5.17
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85    1.40%       $7.00
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,283.40    1.36%       $7.70
   Class I ...........................      1,000     1,285.10    1.11%        6.29
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.05    1.36%       $6.80
   Class I ...........................      1,000     1,019.29    1.11%        5.56
RIVER ROAD SELECT VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,185.50    1.44%       $7.80
   Class I ...........................      1,000     1,188.70    1.19%        6.46
HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.65    1.44%       $7.20
   Class I ...........................      1,000     1,018.89    1.19%        5.96
RIVER ROAD SMALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,184.00    1.41%       $7.64
   Class I ...........................      1,000     1,185.00    1.16%        6.28
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.80    1.41%       $7.05
   Class I ...........................      1,000     1,019.04    1.16%        5.81
NEPTUNE INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,085.70    1.27%       $6.57
   Class I ...........................      1,000     1,087.90    1.02%        5.28
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.50    1.27%       $6.36
   Class I ...........................      1,000     1,019.74    1.02%        5.11

Aston Funds

                                                                  APRIL 30, 2010

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                EXPENSES
                                           VALUE       VALUE     EXPENSE   PAID DURING
                                          11/01/09    04/30/10   RATIO(1)    PERIOD(2)
                                         ---------   ---------   -------   -----------

BARINGS INTERNATIONAL FUND (6)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,027.80    1.40%       $2.29
   Class I ...........................      1,000     1,035.60    1.15%        5.80
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85    1.40%       $7.00
   Class I ...........................      1,000     1,019.09    1.15%        5.76
DYNAMIC ALLOCATION FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,081.50    1.30%       $6.71
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35    1.30%       $6.51
NEW CENTURY ABSOLUTE RETURN ETF FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,122.40    1.29%       $6.79
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.40    1.29%       $6.46
LAKE PARTNERS LASSO ALTERNATIVES FUND
   (7)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,027.90    1.46%       $2.39
   Class I ...........................      1,000     1,071.00    1.32%        6.78
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.55    1.46%       $7.30
   Class I ...........................      1,000     1,018.25    1.32%        6.61
FORTIS REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,340.80    1.37%       $7.95
   Class I ...........................      1,000     1,342.00    1.12%        6.50
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.00    1.37%       $6.85
   Class I ...........................      1,000     1,019.24    1.12%        5.61
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,078.80    1.10%       $5.67
   Class I ...........................      1,000     1,079.00    1.10%        5.67
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.34    1.10%       $5.51
   Class I ...........................      1,000     1,019.34    1.10%        5.51
TCH FIXED INCOME FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,047.70    0.49%       $2.49
   Class I ...........................      1,000     1,047.70    0.49%        2.49
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,022.36    0.49%       $2.46
   Class I ...........................      1,000     1,022.36    0.49%        2.46

(1)  Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3)  M.D. Sass Enhanced Equity Fund began issuing Class I Shares on March 3,
     2010.

(4) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

(5)  Fasciano Small Cap Fund commenced investment operations on December 23,
     2009.

(6)  Barings International Fund began issuing Class N Shares on March 3, 2010.

(7) Lake Partners LASSO Alternatives Fund began issuing class N Shares on March 3, 2010.

Aston Funds

ADVISER

Aston Asset Management, LP
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

SUBADVISERS

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

Fasciano Associates, LLC
737 N. Michigan Avenue, Suite 2210
Chicago, IL 60011

Herndon Capital Management, LLC
100 Auburn Avenue, Suite 300
Atlanta, GA 30303

Lake Partners, Inc.
24 Field Point Road
Greenwich, CT 06830

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, NY 10036

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

SUBADVISERS - CONTINUED

Neptune Investment Management Limited
3 Shortlands
London, W6 8DA

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

TAMRO Capital Partners, LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht LLC
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Todd-Veredus Asset Management LLC
National City Tower
101 South 5th Street, Suite 3100
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and
   Chief Executive Officer
Gerald F. Dillenburg, Senior Vice President,
   Secretary and Treasurer, Chief Operating
   Officer, Chief Financial Officer
   and Chief Compliance Officer
Juli A. Braun, Assistant Treasurer
Laura M. Curylo, Assistant Treasurer
James A. Dimmick, Assistant Secretary
Marc J. Peirce, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Willis Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

                       This page intentionally left blank.

                       This page intentionally left blank.

Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. -
7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Shareholder Services Line

Is at Your Service 24 Hours a Day

800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

(ASTON ASSET MANAGEMENT LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATSEM 10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Aston Funds


By (Signature and Title)* /s/ Stuart D. Bilton
                          -----------------------------------------
                          Stuart D. Bilton, Chief Executive Officer
                          (principal executive officer)

Date 6/29/10
     ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Stuart D. Bilton
                          -----------------------------------------
                          Stuart D. Bilton, Chief Executive Officer
                          (principal executive officer)

Date 6/29/10
     ----------


By (Signature and Title)* /s/ Gerald F. Dillenburg
                          -----------------------------------------
                          Gerald F. Dillenburg, Senior Vice President,
                          Secretary & Treasurer
                          (principal financial officer)

Date 6/29/10
     ----------

* Print the name and title of each signing officer under his or her signature.